                                                      Registration No. 2-93177
                                                             File No. 811-4108

                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]
Pre-Effective Amendment No.                                              [   ]
Post-Effective Amendment No. 47                                            [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]

      Amendment No. 43

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                      OPPENHEIMER VARIABLE ACCOUNT FUNDS
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              (Exact Name of Registrant as Specified in Charter)

            6803 South Tucson Way, Centennial, Colorado 80112-3924
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             (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 768-3200

                             Robert G. Zack, Esq.
                            OppenheimerFunds, Inc.
Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008
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                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
     [   ] immediately upon filing pursuant to paragraph (b)
     [   ] on _______________ pursuant to paragraph (b)
     [ x ] 60 days after filing pursuant to paragraph (a)(1)
     [   ]   on April 30, 2006 pursuant to paragraph (a)(1)
     [   ] 75 days after filing pursuant to paragraph (a)(2)
     [   ] on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
     [   ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Oppenheimer
MidCap Fund/VA
A series of Oppenheimer Variable Account Funds

Prospectus dated April 30, 2006

                                         Oppenheimer MidCap Fund/VA is a mutual
                                         fund that seeks capital appreciation
                                         by investing in "growth type"
                                         companies. It currently emphasizes
                                         investments in common stocks of
                                         companies having a market
                                         capitalization between $2 billion and
                                         $11.5 billion.
                                               Shares of the Fund are sold only
                                         as the underlying investment for
                                         variable life insurance policies,
                                         variable annuity contracts and other
                                         insurance company separate accounts. A
                                         prospectus for the insurance product
                                         you have selected accompanies this
                                         Prospectus and explains how to select
                                         shares of the Fund as an investment
                                         under that insurance product, and
                                         whether you are eligible to purchase
                                         Service shares of the Fund.
                                               Prior to May 1, 2006, the Fund's
                                         name was Oppenheimer Aggressive Growth
                                         Fund/VA. This Prospectus contains
                                         important information about the Fund's
                                         objective, investment policies,
                                         strategies and risks. Please read this
As with all mutual funds, the            Prospectus (and your insurance product
Securities                               prospectus) carefully before you
and Exchange Commission has not          invest and keep them for future
approved or disapproved the Fund's       reference about your account.
securities nor has it determined that
this Prospectus is accurate or
complete.
It is a criminal offense to represent
otherwise.

(OppenheimerFunds logo)

Contents

            About the Fund
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            The  Fund's  Investment   Objective  and  Principal   Investment
Strategies

            Main Risks of Investing in the Fund

            The Fund's Past Performance

            Fees and Expenses of the Fund

            About the Fund's Investments

            How the Fund is Managed

            Investing in the Fund
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            How to Buy and Sell Shares

            Dividends, Capital Gains and Taxes

            Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

What is the Fund's Investment Objective? The Fund seeks capital appreciation by investing in "growth type" companies.

What Does the Fund Mainly Invest In? The Fund invests mainly in equity securities, such as common and preferred stocks and securities convertible into common stock. It invests primarily in equity securities of U.S.
companies. Under normal market conditions, as a non-fundamental policy, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that have a market capitalization of between $2 billion and $11.5 billion (referred to as
"mid-cap" stocks). The Fund's non-fundamental policy of investing at least
80% of its net assets in these investments will not be changed by the
Fund's Board of Trustees without first providing shareholders 60 days'
written notice.

      |X| How Does the Portfolio Manager Decide What Securities to Buy or
Sell? The Fund's portfolio manager looks for high-growth companies using a
"bottom-up" stock selection process. The "bottom-up" approach focuses on fundamental analysis of individual issuers before considering overall economic, market or industry trends. The stock selection process includes analysis of other business and economic factors that might contribute to the company's stock appreciation. The portfolio manager also looks for companies with revenues growing at above-average rates that might support and sustain above-average earnings. While this process and the inter-relationship of the factors used may change over time, and its implementation may vary in particular cases, the portfolio manager currently searches primarily for stocks of companies having the following characteristics:

o     Market capitalization between $2 billion and $11.5 billion;
o     What the portfolio manager believes to be an above-average rate of high quality, sustainable growth;
o     Experienced management teams with proven records;
o     Industry leaders with competitive advantages;
o     High quality companies with strong financials including low debt.

      If the portfolio manager discerns a slowdown in the company's internal revenue growth or earnings growth or a negative movement in the company's fundamental economic condition, he will consider selling that stock if there are other investment alternatives that offer what he believes to be better appreciation possibilities.

Who is the Fund Designed For? The Fund's shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking capital growth in their investment over the long term. Those investors should be willing to assume the greater risks of short-term share price fluctuations that are typical for a growth fund focusing on mid-cap stock investments. The Fund does not seek current income and the income from its investments will likely be small. It is not designed for investors needing current income or preservation of capital. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree. The Fund's investments in stocks are subject to changes in their value from a number of factors described below. There is also the risk that poor security selection by the Fund's investment adviser, OppenheimerFunds, Inc. (the "Manager"), will cause the Fund to underperform other funds having similar objectives.

RISKS OF INVESTING IN STOCKS. Stocks fluctuate in price, and their short-term volatility at times may be great. Because the Fund invests primarily in common stocks, the value of the Fund's portfolio will be affected by changes in the stock markets and special economic and other factors that might primarily affect the prices of mid-cap stocks in the market. Market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change. A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

SPECIAL RISKS OF MID-CAP STOCKS. While stocks of mid-cap companies may offer greater capital appreciation potential than investments in large capitalization companies, they may also present greater risks. Mid-cap stocks tend to be more sensitive to changes in an issuer's earnings expectations. They tend to have lower trading volumes than large capitalization securities. As a result, they may experience more abrupt and erratic price movements.

      Since mid-cap companies typically reinvest a high proportion of earnings in their own businesses, they may lack the dividend yield that can help cushion their total return in a declining market. Many mid-cap stocks are traded in over-the-counter markets and therefore may be less liquid than stocks of larger exchange-traded issuers. That means the Fund could have greater difficulty selling a security at an acceptable price, especially in periods of market volatility, which increases the potential for losses to the Fund.

RISKS OF GROWTH STOCKS. Stocks of growth companies, particularly newer companies, may offer opportunities for greater long-term capital appreciation but may be more volatile than stocks of larger, more established companies. They have greater risks if the company's earnings growth or stock price fails to increase as expected.

INDUSTRY AND SECTOR FOCUS. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector.

How Risky is the Fund Overall? The risks described above collectively form the overall risk profile of the Fund, and can affect the value of the
Fund's investments, its investment performance and its prices per share.
Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

      The Fund focuses its investments on mid-cap equity securities for long-term growth, and in the short term, they can be volatile. The price of the Fund's shares can go up and down substantially. The Fund generally does not use income-oriented investments to help cushion the Fund's total return from changes in stock prices, except for defensive purposes. In the
OppenheimerFunds spectrum, the Fund is an aggressive investment vehicle, designed for investors willing to assume greater risks in the hope of achieving greater gains. In the short-term the Fund may be less volatile than small-cap and emerging markets stock funds, but it may be subject to greater fluctuations in its share prices than funds that emphasize large capitalization stocks, or funds that focus on both stocks and bonds.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance for Non-Service shares from year to year for the last ten calendar years and by showing how the average annual total returns compared to those of a broad-based market index. Because the Fund's service shares are subject to a service fee, their performance is expected to be lower for any given period. The
Fund changed some of its investment strategies and adopted a new non-fundamental investment policy on investing in mid-cap stocks as of May
1, 2006. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (as of December 31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]

Charges imposed by the separate accounts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown. During the period shown in the bar chart, the highest return for a calendar quarter was 45.84% (4th Q'99) and the lowest return for a calendar quarter was -31.01% (4th Q'00).

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Average Annual Total
Returns for the periods  -----------------      5 Years            10 Years
ended December 31, 2005       1 Year       (or life of class  (or life of class
                                                if less)           if less)
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Oppenheimer MidCap
Fund/VA Non-Service           12.33%             -3.46%             7.50%
Shares (inception date:
8/15/86)
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S&P 500 Index                  4.91%             0.54%              9.07%
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Oppenheimer MidCap
Fund/VA Service Shares        11.99%             -3.68%            9.33%(1)
(inception date:
10/16/00)
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1. Since Class inception (10/16/00)

The Fund's average annual total returns measure the performance of a hypothetical account without deducting charges imposed by the separate accounts that invest in the Fund and assume that all dividends and capital gains distributions have been reinvested in additional shares. The Fund's performance is compared to the S&P 500 Index, an unmanaged index of equity securities that is a measure of the general domestic stock market. The index performance includes the reinvestment of income but does not reflect fees, expenses, or transaction costs.
The Fund's total returns should not be expected to be the same as the returns of other Oppenheimer funds, even if both funds have the same portfolio managers and/or similar names.

Fees and Expenses of the Fund

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share. All shareholders therefore pay those expenses indirectly. The numbers below are based on the Fund's expenses during its fiscal year ended December 31, 2005.

Shareholder Fees. The Fund does not charge an initial sales charge to buy shares or to reinvest dividends. There are no exchange fees and no contingent deferred sales charges. Please refer to the accompanying prospectus of the participating insurance company for information on initial or contingent deferred sales charges, exchange fees or redemption fees for that variable life insurance policy, variable annuity or other investment product. Those charges and fees are not reflected in either of the tables below.

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Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
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                                    Non-Service Shares       Service Shares
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Management Fees                           0.67%                   0.67%
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Distribution and Service                   None                   0.25%
(12b-1) Fees
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Other Expenses                            0.02%                   0.05%
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Total Annual Operating Expenses           0.69%                   0.97%
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Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial fees, and accounting and legal expenses the Fund pays. The
Fund's transfer agent has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% per fiscal year, for both classes. That undertaking may be amended or withdrawn at any time. For the
Fund's fiscal year ended December 31, 2005, the transfer agent fees did not exceed the expense limitation described above.

EXAMPLE.  The following  example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

      The example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and reinvest your dividends and distributions. The example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same.
Your actual costs may be higher or lower, because expenses will vary over time. Based on these assumptions your expenses would be as follows, whether or not you redeem your investment at the end of each period:

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                              1 Year      3 Years     5 Years     10 Years
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Non-Service Shares             $71         $221        $385         $861
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Service Shares                 $99         $310        $539        $1,195
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About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS. The allocation of the
Fund's portfolio among different investments will vary over time based on the Manager's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described in this Prospectus. The Statement of Additional
Information contains more detailed information about the Fund's investment policies and risks.

      The Manager tries to reduce risks by carefully researching securities before they are purchased, and in some cases by using hedging techniques. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of the stock of any one company and by not investing too great a percentage of the Fund's assets in any one company. Also, the Fund does not concentrate 25% or more of its assets in companies in any one industry. However, changes in the overall market prices of securities can occur at any time. The share prices of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events.

Mid-Cap Stock Investments. Mid-cap companies are those that have completed their initial start-up cycle, and in many cases have established markets and developed seasoned management teams. The portfolio manager searches for stocks of mid-cap companies that have the financial stability approximating that of larger companies and the high growth potential associated with smaller companies. The portfolio manager will not normally invest in stocks of companies in "turnaround" situations until the company's operating characteristics have improved.

      In general, growth companies tend to retain a large part of their earnings for research, development or investment in capital assets.
Therefore, they do not tend to emphasize paying dividends, and may not pay any dividends for some time. They are selected for the Fund's portfolio because the Manager believes the price of the stock will increase over the long term.

      The Fund's investments are not limited only to mid-cap issuers, and under normal market conditions the Fund can invest up to 20% of its net assets (plus borrowings for investment purposes) in stocks of companies in other market capitalizations, if the Manager believes they offer opportunities for growth.

      The Fund measures the market capitalization of an issuer at the time of investment to determine if it fits within the Fund's mid-cap definition. Because the relative sizes of companies change over time as the stock market changes, the Fund's definition of what is a "mid-cap" company may change over time as well. Also, as individual companies grow, they may no longer fit within the Fund's definition of a "mid-cap" issuer after the
Fund buys their stock. While the Fund is not required to sell stocks of companies whose market capitalizations grow beyond the Fund's mid-cap definition, the Manager might sell some of those holdings to try to lower the median capitalization of its portfolio (measured on a dollar weighted basis). This could cause the Fund to realize capital gains on its investments, which could increase taxable distributions to shareholders.
Of course, there is no assurance that mid-cap stocks will grow in value.

            Cyclical Opportunities. The Fund may also seek to take
 advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the Manager believes they have growth potential. For example, when the economy is expanding, companies in the consumer cyclicals and technology sectors may benefit and offer long-term growth opportunities. The Fund focuses on seeking growth over the long term, but may seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries.

Special Portfolio Diversification Requirements. To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal
Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Fund's investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the
Investment Company Act of 1940 that apply to publicly-sold mutual funds.

      Failure by the Fund to meet those special requirements could cause earnings on a contract owner's interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Fund's investment decisions in a way that could reduce its performance.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Fund's Board
of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. The Fund's Board has exercised that authority and the Fund's new non-fundamental investment policy and new investment strategy that focuses on mid-cap stocks took effect on May 1,
2006. Prior to that date, the Fund invested in "growth type" companies without respect to market capitalization. Shareholders will be provided with sixty days written notice of any change in the Fund's non-fundamental policy of investing in mid-cap stocks. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's objective is a fundamental policy.
Other Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy or technique is not fundamental unless this Prospectus or the Statement of Additional
Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Manager might not always use all of the different types of techniques and investments described below. These techniques have certain risks, although some are designed to help reduce overall investment or market risks.

Other Equity Securities. While the Fund emphasizes investments in common stocks, it can also buy preferred stocks, warrants and securities convertible into common stock. The Manager considers some
      convertible securities to be "equity equivalents" because of the conversion feature and in that case their rating has less impact on the investment decision than in the case of other debt securities.

      The Fund will not invest more than 5% of its net assets in convertible securities that are rated below investment grade by a nationally recognized rating organization such as Moody's Investors
      Service or that are assigned a comparable rating by the Manager.
      "Investment grade" securities are debt securities in the four highest ratings categories of ratings organizations or unrated securities assigned a comparable rating by the Manager. Lower-grade securities may be subject to greater market fluctuations and risks of loss of income and principal and have less liquidity than investments in investment-grade securities. Debt securities are subject to credit risk (the risk that the issuer will not make timely payments of interest and principal) and interest rate risk (the risk that the value of the security will fall if interest rates rise).

Investing in Small, Unseasoned Companies. The Fund can invest in small, unseasoned companies. These are companies that have been in operation less than three years, including the operations of any predecessors. These securities may have limited liquidity, which means that the Fund might not be able to sell them quickly at an acceptable price. Their prices may be very volatile, especially in the short term.

Special Risks of Technology Stocks. The Fund may also invest in technology companies. The types of companies the Manager considers to be technology companies can be expected to change over time as developments in technology occur. To the extent the Fund is invested in stocks of technology companies, the value of the Fund's shares is particularly vulnerable to risks affecting technology companies and/or companies having investments in technology, including market and economic events that affect those technology companies. The technology sector has historically exhibited great fluctuations in valuations. We take this into account when evaluating the long-term merits of our investments.

     The stock prices of technology companies during the past few years have been highly volatile, largely due to the rapid pace of product change and development within this sector. This phenomenon may also result in future stock price volatility. In addition, technologies that are dependent on consumer demand may be more sensitive to changes in consumer spending patterns. Technology companies focusing on the information and telecommunications sectors may also be subject to international, federal and state regulations and may be adversely affected by changes in those regulations.

Foreign Investing. The Fund can buy securities in any country, including developed countries and emerging markets. The Fund has no limits on the amount of its assets that can be invested in foreign securities, but has adopted an operating policy limiting its investments in foreign securities to 25% of its total assets. It does not expect to invest substantial amounts of its assets in foreign stocks.

Special Risks of Foreign Investing. While foreign securities may offer special investment opportunities, there are also special risks. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities
      denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S.
      companies are subject to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors. Securities in underdeveloped countries may be more difficult to sell and their prices may be more volatile. These risks could cause the prices of foreign stocks to fall and could therefore decrease the Fund's share prices.

      Additionally, if the Fund invests a significant amount of its assets in foreign securities, it might expose the Fund to "time-zone arbitrage" attempts by investors seeking to take advantage of the differences in the value of foreign securities that might result from events that occur after the close of the foreign securities market on which a foreign security is traded and the close of The
      New York Stock Exchange ("NYSE") that day, when the Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, the
      Fund's use of "fair value pricing" to adjust the closing market prices of foreign securities under certain circumstances, to reflect what the Manager and the Board of Trustees believe to be their fair value, may help deter those activities.

Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price.
      Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Derivative Investments. The Fund can invest in a number of different kinds of "derivative" investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. In the broadest sense, options, futures contracts, and other hedging instruments the Fund might use may be considered
      "derivative" investments. In addition to using derivatives for hedging, the Fund might use other derivative investments because they offer the potential for increased value. The Fund currently does not use derivatives to a significant degree and is not required to use them in seeking its objective.

      Derivatives have special risks. If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on the investment. The underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager expected it to perform. Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives. As a result of these risks, the Fund could realize less principal or income from the investment than expected or its hedge might be unsuccessful. If that happens, the
      Fund's share prices could fall. Certain derivative investments held by the Fund may be illiquid.

o     Hedging. The Fund can buy and sell certain kinds of futures contracts, put and call options and forward contracts. These are all referred to as "hedging instruments." The Fund does not currently use hedging extensively and is not required to do so to seek its objective. It does not use hedging instruments for speculative purposes. It has limits on the extent of its use of hedging and the types of hedging instruments that it can use.

      Some of these strategies could be used to hedge the Fund's portfolio against price
      fluctuations. Other hedging strategies, such as buying futures and call options, could tend to increase the Fund's exposure to the securities market. Forward contracts can be used to try to manage foreign currency risks on the Fund's foreign investments. Foreign currency options can be used to try to protect against declines in the dollar value of foreign securities the Fund owns, or to protect against an increase in the dollar cost of buying foreign securities.

      There are also special risks in particular hedging strategies.
      Options trading involves the payment of premiums, can increase portfolio turnover, and can have special tax effects on the Fund. If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the hedge might fail and the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

Temporary Defensive and Interim Investments. In times of adverse unstable market, or economic conditions, the Fund can invest up to 100% of its assets in temporary investments that are inconsistent with the
      Fund's principal investment strategies. Generally they would be cash equivalents (such as commercial paper), money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. They could include other investment grade debt securities. The Fund might also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective of capital appreciation.

Portfolio Turnover. The Fund can engage in active and frequent short-term trading to try to achieve its objective. It might have a portfolio turnover rate in excess of 100% annually. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund
      (and may reduce performance). If the Fund realizes capital gains when it sells its portfolio investments, generally it must pay those gains out to shareholders, increasing their taxable distributions.
      The Financial Highlights table at the end of this Prospectus shows the Fund's portfolio turnover rates during past fiscal years.

PORTFOLIO HOLDINGS. The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the
Fund within 60 days after the close of the period for which such report is being made. The Fund also discloses its portfolio holdings in its
Statements of Investments on Form N-Q, which are filed with the Securities and Exchange Commission (the "SEC") no later than 60 days after the close of its first and third fiscal quarters. These required filings are publicly available at the SEC. Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

      A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the
Fund's Statement of Additional Information.

How the Fund is Managed

The Manager. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has been an investment adviser since 1960. The Manager and its subsidiaries and controlled affiliates managed more than $215 billion in assets as of March 31, 2006, including other Oppenheimer funds with more than 6 million shareholder accounts. The Manager is located at
Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New
York 10281-1008.

|X|   Advisory Fees. Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, and 0.58% of average annual net assets over $1.5 billion. The
Fund's management fee for its fiscal year ended December 31, 2005, was
0.67% of the Fund's average annual net assets for each class of shares.

      A  discussion  regarding  the basis for the  Board's  approval  of the
Fund's  investment  advisory  contract  is  available  in the Fund's  Annual
Report to shareholders for the year ended December 31, 2005.

      |X| Portfolio Manager. The portfolio manager of the Fund is John
O'Hare. He is a Vice President of the Fund and has been the person principally responsible for the day-to-day management of the Fund's portfolio since October 2003. Mr. O'Hare, CFA, has been a Vice President of the Manager since September 2003. He is also an officer and portfolio manager of other funds in the OppenheimerFunds complex. Prior to joining the Manager, Mr. O'Hare was an Executive Vice President and Portfolio
Manager at Geneva Capital Management, Ltd. from June 2000 to August 2003.
The Statement of Additional Information provides additional information about the Portfolio Manager's compensation, other accounts he manages and his ownership of Fund shares.

The Statement of Additional Information provides additional information about the Portfolio Manager's compensation, other accounts he manages and his ownership of the Fund shares.

|X|   Possible Conflicts of Interest. The Fund offers its shares to separate accounts of different insurance companies as an investment for their variable annuity, variable life and other investment product contracts. While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Fund through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

      The Fund's Board of Trustees has procedures to monitor the portfolio for possible conflicts to determine what action should be taken. If a conflict occurs, the Board might require one or more participating insurance company separate accounts to withdraw their investments in the
Fund. That could force the Fund to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted. Also, the
Board might refuse to sell shares of the Fund to a particular separate account, or could terminate the offering of the Fund's shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.
INVESTING IN THE FUND

How to Buy and Sell Shares

How Are Shares Purchased? Shares of the Fund may be purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. Individual investors cannot buy shares of the Fund directly. Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Fund as an investment option for that variable life insurance policy, variable annuity or other investment product. That prospectus will indicate whether you are eligible to purchase Service shares of the Fund. The Fund reserves the right to refuse any purchase order when the Manager believes it would be in the Fund's best interests to do so.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES AND REDEMPTIONS?

Risks from Excessive Purchase and Redemption Activity. Frequent purchases and redemptions of Fund shares may interfere with the Manager's ability to manage the Fund's investments, increase the Fund's transaction and administrative costs and/or affect the Fund's performance, depending on various factors, such as the size of the Fund, the nature of its investments, the amount of Fund assets the portfolio manager maintains in cash or cash equivalents from time to time, and the aggregate dollar amount, number and frequency of trades. If large dollar amounts are involved in redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet such requests, and the
Fund's transaction or administrative expenses might be increased.

Limits on Disruptive Activity. The Manager and the Fund's Board of
Trustees have adopted the following policies and procedures to try to detect and prevent frequent and/or excessive purchase and redemption activity.
o     The Transfer Agent will attempt to monitor the net effect on the
         Fund's assets from the purchase and redemption activity in the accounts of participating insurance companies. The Transfer Agent will seek to identify patterns that may suggest excessive trading by the contract or policy owners who invest in the insurance company's accounts. If the Transfer Agent believes it has
         observed evidence of possible excessive trading activity, it will ask the participating insurance companies or other registered owners to review the transaction activity by the contract or policy holders in their respective accounts, and to take
         appropriate action, and to confirm to the Transfer Agent that appropriate action has been taken, to curtail any excessive trading activity.
o     The Transfer Agent may, in its discretion, limit or terminate trading activity by any person, group or account that it believes would be excessive or disruptive.

Monitoring the Policies. These policies and procedures are administered by the Fund's Transfer Agent. However, the Transfer Agent presently does not have the ability to monitor trading activity of accounts held by underlying contract or policy owners within the accounts of a participating insurance company. The Transfer Agent's ability to monitor and deter excessive short-term trading in such insurance company accounts ultimately depends on the capability and cooperation of each participating insurance company in monitoring and controlling transactional activity of contract or policy owners who own interests in the insurance company's accounts. The Fund has asked its participating insurance companies for their cooperation in trying to prevent excessive short term trading activity in their separate accounts by contract or policy owners or their financial advisers.

      Periodic asset allocation and re-balancing of a portion of the fund shares held in accounts of contract or policy owners is generally not considered by the Transfer Agent to be "excessive trading." Participating insurance companies may have their own policies and procedures limiting trading among investments held in the accounts of their contract or policy owners. The Transfer Agent has advised those participating insurance companies that certain types of trading activity, such as making an
"exchange" out of the Fund within 30 days of buying shares (by the sale of the recently purchased Fund's shares and the purchase of shares of another
Fund), or making more than six "round trip exchanges" between funds in a year is considered by the Transfer Agent to be "excessive trading"
activity. Participating insurance companies have been asked to monitor for and to deter such activity, but have no obligation to do so. There is no guarantee that the policies and procedures described above will be effective to enable the Fund's Transfer Agent to identify and deter excessive short-term trading.

      Each participating insurance company may impose its own restrictions or limitations to discourage short-term or excessive trading.

Right to Refuse Purchase Orders. The Distributor and/or the Transfer Agent
may refuse any purchase order in their discretion and are not obligated to provide notice before rejecting an order.

      There can be no assurance that the Fund, the Transfer Agent or the participating insurance companies will be successful in curbing short-term or excessive trading.

----------------------------------------------------------------------------
Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Fund's Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Fund should be given to your insurance company or its servicing agent, not directly to the Fund or its Transfer Agent.
----------------------------------------------------------------------------

At What Price Are Shares Sold? Shares are sold to participating insurance companies at their offering price, which is the net asset value per share.
The Fund does not impose any sales charge on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which Fund shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of the NYSE, on each day the NYSE is open for trading (referred to in this Prospectus as a "regular business day"). The
NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some days. All references to time in this Prospectus mean "Eastern time".

      The net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the
NYSE or market on which the security is principally traded, that security may be valued by another method that the Board believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

The Board has adopted  valuation  procedures  for the Fund and has delegated
the  day-to-day   responsibility  for  fair  value   determinations  to  the
Manager's Valuation Committee.  Fair value determinations by the Manager are subject  to  review,  approval  and  ratification  by the  Board at its next scheduled  meeting after the fair valuations are determined.  In determining whether  current  market  prices are readily  available  and  reliable,  the
Manager  monitors the  information it receives in the ordinary course of its investment  management  responsibilities  for  significant  events  that  it believes in good faith will affect the market  prices of the  securities  of issuers  held by the  Fund.  Those may  include  events  affecting  specific issuers (for  example,  a halt in trading of the  securities of an issuer on an exchange during the trading day) or events affecting  securities  markets
(for  example,  a  foreign  securities  market  closes  early  because  of a natural  disaster).  The Fund uses fair value pricing  procedures to reflect what the Manager and the Board  believes to be more accurate  values for the
Fund's  portfolio  securities,  although  it  may  not  always  be  able  to
accurately   determine   such  values.   In  addition,   the  discussion  of
"time-zone  arbitrage"  describes effects that the Fund's fair value pricing policy is intended to counteract.

      If, after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset values are calculated that day, a significant event occurs that the
Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

      The Manager believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets. The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be
"fair valued" to take those factors into account.

      The offering price that applies to an order from a participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Fund's designated agent to receive purchase orders) receives a purchase order from its contract owners to purchase Fund shares on a regular business day, provided that the Fund receives the order from the insurance company, generally by 9:30 a.m. Eastern time on the next regular business day at the offices of its Transfer Agent in Colorado.

|X|   Classes of Shares. The Fund has four classes of shares authorized.
The Fund currently offers only two classes of shares. The classes of shares designated as Service shares are subject to a Distribution and
Service Plan. The impact of the expenses of the Plan on Service shares is described below. The classes of shares that are not subject to a Plan have no class "name" designation. The different classes of shares represent investments in the same portfolio of securities but are expected to be subject to different expenses and will likely have different share prices.

Distribution and Service Plan for Service Shares. The Fund has adopted a
Distribution and Service Plan for Service shares to pay the Distributor for distribution related services, personal services and account maintenance for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of fees or sales charges. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The
Manager and the Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from the Fund.
These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Fund to these financial intermediaries. These payments by the Manager or Distributor from their own resources are not reflected in the tables in the section called "Fees and Expenses of the Fund" in this Prospectus because they are not paid by the Fund.

     "Financial intermediaries" are firms that offer and sell Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for doing so. Your securities dealer or insurance agent, for example, is a financial intermediary, and there are other types of financial intermediaries that could receive payments relating to the sale or servicing of the Fund's shares. In addition to dealers and insurance agents, the financial intermediaries that may receive payments include the insurance companies that offer variable annuity or variable life insurance products.

     In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that financial intermediary, the average net assets of the Fund and other
Oppenheimer funds attributable to the accounts of that financial intermediary and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or other financial intermediary or their representatives to recommend or offer shares of the Fund or other Oppenheimer funds to their customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the
Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors.
Additionally, as firm support, the Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the
NASD) designed to increase sales representatives' awareness about
Oppenheimer funds, including travel and lodging expenditures. However, the
Manager does not consider a financial intermediary's sale of shares of the
Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

     Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the Oppenheimer funds, the availability of the
Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary, and the
Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from the Manager or
Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager, the Distributor or the
Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided, such as sub-transfer agency services for shareholders, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees with respect to
Oppenheimer funds include insurance companies that offer variable annuity or variable life insurance products, retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others.
These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders.

     The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the
Distributor. Your dealer may charge you fees or commissions in addition to those disclosed in this Prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager or the Distributor and their affiliates, or any other fees or expenses it charges.

How Are Shares Redeemed? As with purchases, only the participating insurance companies that hold Fund shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares.
Contract holders and policy holders should not directly contact the Fund or its transfer agent to request a redemption of Fund shares. Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

The share price that applies to a redemption order is the next net asset value per share that is determined after the participating insurance company (as the Fund's designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Fund receives the order from the insurance company by 9:30 a.m.
Eastern time the next regular business day at the office of its Transfer
Agent in Colorado. The participating insurance company must receive that order before the close of the NYSE (usually 4:00 p.m. Eastern time). The
Fund normally sends payment by Federal Funds wire to the insurance company's account the day after the Fund receives the order (and no later than seven days after the Fund's receipt of the order). Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income on an annual basis. Dividends and distributions will generally be lower for Service shares, which normally have higher expenses. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.

      All dividends (and any capital gains distributions) will be reinvested automatically in additional Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

Taxes. For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company. Because shares of the
Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company, although they may affect the tax basis of certain types of distributions from those accounts.

      This information is only a summary of certain federal income tax information about an investment in Fund shares. You should consult with your tax adviser or your participating insurance company representative about the effect of an investment in the Fund under your contract or policy.

Financial Highlights

The Financial Highlights Table is presented to help you understand the
Fund's financial performance for the past ten fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned
(or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by
Deloitte & Touche LLP, the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request. The Financial Highlights Table and the financial statements included in the Statement of Additional Information refer to the Fund by its previous name, "Oppenheimer Aggressive Growth Fund/VA."

INFORMATION AND SERVICES

For More Information on Oppenheimer MidCap Fund/VA

The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations.
It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and
Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports and the notice explaining the Fund's privacy policy:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.981.2871
------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can request these documents by e-mail or
                              through the OppenheimerFunds website. You may
                              also read or download certain documents on the
                              OppenheimerFunds website at:
                              www.oppenheimerfunds.com.
------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional
Information can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference
Room may be obtained by calling the SEC at 1.202.942.8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference
Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the
Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's SEC File No. 811-4108
PR0620.001.0406                           [logo]            OppenheimerFunds
Distributor, Inc.
Printed on recycled paper

                       Appendix to Prospectus of
                       Oppenheimer MidCap Fund/VA
            (a series of Oppenheimer Variable Account Funds)

      Graphic material included in the Prospectus of Oppenheimer
MidCap Fund/VA (the "Fund") under the heading "Annual Total Return (as of December 31 each year)":

 A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical $10,000 investment in non-service shares of the Fund for each of the 10 most recent calendar years, without deducting separate account expenses. Set forth below are the relevant data that will appear on the bar chart:

Calendar
Year
Ended                   Annual Total Returns
12/31/96                 20.23%
12/31/97                 11.67%
12/31/98                  12.36%
12/31/99                  83.60%
12/31/00                  -11.24%
12/31/01                  -31.27%
12/31/02                  -27.79%
12/31/03                   25.59%
12/31/04                   19.78%
12/31/05                   12.33%

Statement of Additional Information

Oppenheimer Variable Account Funds

6803 S. Tucson Way, Centennial, Colorado 80112
1.800.981.2871

Statement of Additional Information dated April 30, 2006

OPPENHEIMER  VARIABLE  ACCOUNT FUNDS (the  "Trust") is an  investment  company consisting of 11 separate Series (the "Funds"):

Oppenheimer Balanced Fund/VA
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Core Bond Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund(R)/VA
Oppenheimer Main Street Small Cap Fund(R)/VA
Oppenheimer MidCap Fund/VA
      (named "Oppenheimer Aggressive Growth Fund/VA" prior to April 30, 2006)
Oppenheimer Money Fund/VA
Oppenheimer Strategic Bond Fund/VA
Oppenheimer Value Fund/VA

      Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts and other insurance company separate accounts, as described in the Prospectuses for the Funds and for the insurance products you have selected.

      This Statement of Additional Information is not a Prospectus. This
document contains additional information about the Funds and the Trust, and supplements information in the Funds' Prospectuses dated April 30, 2006. It should be read together with the Prospectuses. You can obtain a Prospectus by writing to the Funds' Transfer Agent, OppenheimerFunds Services, at P.O. Box
5270, Denver, Colorado 80217, by calling the Transfer Agent at the toll-free number shown above or by visiting the OppenheimerFunds website at
www.oppenheimerfunds.com.

Contents                                                                Page

About the Funds

About Your Account

Financial Information About the Funds *
Report  of  Independent   Registered  Public  Accounting  Firm  and  Financial
Statements.............................................................. F-1

___________________________________
*This Statement of Additional Information consists of two separate documents.
This text comprises the first document. The second document contains the
Report of the Independent Registered Public Accounting Firm and Financial
Statements for each Fund. The two documents should be read together with the
Prospectuses for the Funds and for the insurance products you have selected.
These documents can also be viewed or downloaded online. Call 1.888.470.0861 if you want the domain name of an insurance sponsor's website that displays both documents comprising this Statement of Additional Information online, or if you have technical difficulties, or to request a paper copy of both documents comprising this Statement of Additional Information at no charge.

ABOUT THE FUNDS

Additional Information About the Funds' Investment Policies and Risks

.......The investment objective, the principal investment policies and the main risks of the Funds are described in the Funds' Prospectuses. This
Statement of Additional Information ("SAI") contains supplemental information about those policies and risks and the types of securities that the Funds'
investment adviser, OppenheimerFunds, Inc. (the "Manager"), can select for the Funds. Additional information is also provided about the strategies that each Fund may use to try to achieve its objective. The full name of each Fund is shown on the cover page, the word "Oppenheimer" is omitted from these names in the rest of this document, to conserve space.

The Funds' Investment Policies. The composition of the Funds' portfolios and the techniques and strategies that the Manager uses in selecting portfolio securities will vary over time. The Funds are not required to use all of the investment techniques and strategies described below at all times in seeking their goals. They may use some of the special investment techniques and strategies at some times or not at all.

.......In selecting securities for the Funds' portfolios, the Manager evaluates the merits of particular securities primarily through the exercise of its own investment analysis. That process may include, among other things:
o.....evaluation of the issuer's historical operations,
o     prospects for the industry of which the issuer is part,
o     the issuer's financial condition,
o     its pending product developments and business (and those of competitors),
o     the effect of general market and economic conditions on the issuer's business, and
o     legislative proposals that might affect the issuer.

      The Funds are categorized by the types of investment they make. Capital
Appreciation Fund/VA, Global Securities Fund/VA, Main Street Small Cap
Fund(R)/VA, MidCap Fund/VA and Value Fund/VA can be categorized as "Equity
Funds." High Income Fund/VA, Core Bond Fund/VA, and Strategic Bond Fund/VA
can be categorized as "Fixed Income Funds." Balanced Fund/VA and Main Street
Fund(R)/VA share the investment characteristics (and certain of the Investment
Policies) of both the Equity Funds and the Fixed Income Funds, depending upon the allocations determined from time to time by their portfolio managers. The allocation of Main Street Fund(R)/VA's portfolio to equity securities is generally substantially larger than its allocation to fixed-income securities. Money Fund/VA's investment policies are explained separately;
however, discussion below about investment restrictions, repurchase agreements, illiquid securities and loans of portfolio securities also apply to Money Fund/VA.

      |X|   Investments in Equity Securities. The Equity Funds focus their investments in equity securities, which include common stocks, preferred stocks, rights and warrants, and securities convertible into common stock.
Certain equity securities may be selected not only for their appreciation possibilities but because they may provide dividend income. At times, a Fund may have substantial amounts of its assets invested in securities of issuers in one or more capitalization ranges, based upon the Manager's use of its investment strategies and its judgment of where the best market opportunities are to seek a Fund's objective.

      Small-cap growth companies may offer greater opportunities for capital appreciation than securities of large, more established companies. However, these securities also involve greater risks than securities of larger companies. Securities of small- and mid- cap issuers may be subject to greater price volatility in general than securities of large-cap companies.
Therefore, to the degree that a Fund has investments in smaller capitalization companies at times of market volatility, that Fund's share prices may fluctuate more. Main Street Small Cap Fund(R)/VA will invest primarily in securities of small-cap issuers, but, for the other equity funds those investments may be limited to the extent the Manager believes that such investments would be inconsistent with the goal of preservation of principal.

o     Growth Investing. In selecting equity investments, the portfolio managers for the Equity Funds may from time to time use a growth investing style, a value investing style, or a combination of both. In using a growth approach, the portfolio managers seek securities of "growth" companies.
Growth companies are those companies that the Manager believes are entering into a growth cycle in their business, with the expectation that their stock will increase in value. They may be established companies, as well as, newer companies in the development stage. Growth companies may have a variety of characteristics that in the Manager's view define them as "growth" issuers.

      Growth companies may be generating or applying new technologies, new or improved distribution techniques or new services. They may own or develop natural resources. They may be companies that can benefit from changing consumer demands or lifestyles, or companies that have projected earnings in excess of the average for their sector or industry. In each case, they have prospects that the Manager believes are favorable for the long term. The portfolio managers of the Funds look for growth companies with strong, capable management, sound financial and accounting policies, successful product development and marketing and other factors.

o     Value Investing. In selecting equity investments, the portfolio managers for the Equity Funds in particular may from time to time use a value investing style. In using a value approach, the portfolio managers seek stock and other equity securities that appear to be temporarily undervalued, by various measures, such as price/earnings ratios, rather than seeking stocks of "growth" issuers. This approach is subject to change and might not necessarily be used in all cases. Value investing seeks stocks having prices that are low in relation to their real worth or future prospects, in the hope that a Fund will realize appreciation in the value of its holdings when other investors realize the intrinsic value of the stock.

      Using value investing requires research as to the issuer's underlying financial condition and prospects. Some of the measures that can be used to identify these securities include, among others:
o     Price/Earnings ratio, which is the stock's price divided by its earnings per share. A stock having a price/earnings ratio lower than its historical range, or the market as a whole or that of similar companies may offer attractive investment opportunities.
o     Price/book value ratio, which is the stock price divided by the book value of the company per share, which measures the company's stock price in relation to its asset value.
o     Dividend Yield is measured by dividing the annual dividend by the stock price per share.
o     Valuation of Assets, which compares the stock price to the value of the company's underlying assets, including their projected value in the marketplace and liquidation value.

o     Convertible Securities. Convertible securities are debt securities that are convertible into an issuer's common stock. Convertible securities rank senior to common stock in a corporation's capital structure and therefore are subject to less risk than common stock in case of the issuer's bankruptcy or liquidation.

      The value of a convertible security is a function of its "investment value" and its "conversion value." If the investment value exceeds the conversion value, the security will behave more like a debt security, and the security's price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security: it will likely sell at a premium over its conversion value, and its price will tend to fluctuate directly with the price of the underlying security.

      While many convertible securities are a form of debt security, in some cases their conversion feature (allowing conversion into equity securities)
causes the Manager to regard them more as "equity equivalents." In those cases, the credit rating assigned to the security has less impact on the
Manager's investment decision than in the case of non-convertible fixed income securities. Convertible securities are subject to the credit risks and interest rate risks described below in "Investments in Bonds and other Debt
Securities."

      To determine whether convertible securities should be regarded as
"equity equivalents," the Manager may examine the following factors:
(1)   whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
(2)   whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis
         (considering the effect of conversion of the convertible
         securities), and
(3)   the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any
         appreciation in the price of the issuer's common stock.

o     Rights and Warrants. The Funds may invest in warrants or rights. They do not expect that their investments in warrants and rights will exceed 5% of their total assets. That limit does not apply to warrants and rights that the
Funds have acquired as part of units of securities or that are attached to other securities that the Funds buy. No more than 2% of Value Fund/VA's total assets may be invested in warrants that are not listed on either The New York
Stock Exchange (the "Exchange") or The American Stock Exchange.

      Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

      |X|   Preferred Stocks. Preferred stocks are equity securities but have certain attributes of debt securities. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before the issuer can pay dividends on common shares.

      If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest rates decline. Preferred stock may be
"participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

      Preferred stocks are equity securities because they do not constitute a liability of the issuer and therefore do not offer the same degree of protection of capital as debt securities and may not offer the same degree of assurance of continued income as debt securities. The rights of preferred stock on distribution of a corporation's assets in the event of its liquidation are generally subordinate to the rights associated with a corporation's debt securities. Preferred stock generally has a preference over common stock on the distribution of a corporation's assets in the event of its liquidation.

      |X|   Investments in Bonds and Other Debt Securities. The Fixed Income
Funds in particular can invest in bonds, debentures and other debt securities to seek current income as part of their investment objectives.

      A Fund's debt investments can include investment-grade and non-investment-grade bonds (commonly referred to as "junk bonds").
Investment-grade bonds are bonds rated at least "Baa" by Moody's Investors
Service, Inc., ("Moody's") or at least "BBB" by Standard & Poor's Rating
Services ("S&P") or Fitch, Inc. ("Fitch") or that have comparable ratings by another nationally recognized rating organization. In making investments in debt securities, the Manager may rely to some extent on the ratings of ratings organizations or it may use its own research to evaluate a security's credit-worthiness. If the securities that a Fund buys are unrated, to be considered part of a Fund's holdings of investment-grade securities, they must be judged by the Manager to be of comparable quality to bonds rated as investment grade by a rating organization.

o     Special Risks of Lower-Grade Securities. Because lower-grade securities tend to offer higher yields than investment grade securities, a Fund may invest in lower grade securities if the Manager is trying to achieve greater income (and, in some cases, the appreciation possibilities of lower-grade securities may be a reason they are selected for a Fund's portfolio).
High-yield convertible debt securities might be selected as "equity substitutes," as described above but are subject to a Fund's limitation on its investment in debt securities as stated in the Prospectus.

      As mentioned above, "lower-grade" debt securities are those rated below
"investment grade," which means they have a rating lower than "Baa" by
Moody's or lower than "BBB" by S&P or Fitch, Inc. or similar ratings by other nationally recognized rating organizations. If they are unrated, and are determined by the Manager to be of comparable quality to debt securities rated below investment grade, they are included in the limitation on the percentage of a Fund's assets that can be invested in lower-grade securities.

      While securities rated "Baa" by Moody's or "BBB" by Standard & Poor's or Fitch are investment-grade and are not regarded as junk bonds, those securities may be subject to special risks, and have some speculative characteristics. Definitions of the debt security ratings categories of
Moody's, Standard & Poor's and Fitch are included in Appendix A to this SAI.

o     Credit Risk. Credit risk relates to the ability of the issuer of a debt security to meet interest and principal payment obligations as they become due. Some of the special credit risks of lower-grade securities are discussed in the Prospectus. There is a greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment grade securities. The issuer's low creditworthiness may increase the potential for its insolvency. An overall decline in values in the high yield bond market is also more likely during a period of a general economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal. In the case of foreign high yield bonds, these risks are in addition to the special risks of foreign investing discussed in the
Prospectus and in this SAI.

o     Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

      Fluctuations in the market value of fixed-income securities after the
Funds buy them will not affect the interest income payable on those securities (unless the security pays interest at a variable rate pegged to interest rate changes). However, those price fluctuations will be reflected in the valuations of the securities, and therefore the Funds' net asset values will be affected by those fluctuations.

      |X|   Floating Rate and Variable Rate Obligations. Some securities the
Funds can purchase have variable or floating interest rates. Variable rates are adjusted at stated periodic intervals. Variable rate obligations can have a demand feature that allows the Funds to tender the obligation to the issuer or a third party prior to its maturity. The tender may be at par value plus accrued interest, according to the terms of the obligations.

      The interest rate on a floating rate demand note is adjusted automatically according to a stated prevailing market rate, such as a bank's prime rate, the 91-day U.S. Treasury Bill rate, or some other standard. The instrument's rate is adjusted automatically each time the base rate is adjusted. The interest rate on a variable rate note is also based on a stated
prevailing market rate but is adjusted automatically at specified intervals of not less than one year. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity. The Manager may determine that an unrated floating rate or variable rate demand obligation meets the Funds' quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

      Floating rate and variable rate demand notes that have a stated
maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice. The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally, the issuer must provide a specified number of days' notice to the holder.

      |X|   Asset-Backed Securities. Asset-backed securities are fractional interests in pools of assets, typically accounts receivable or consumer loans. They are issued by trusts or special-purpose corporations. They are similar to mortgage-backed securities, described below, and are backed by a pool of assets that consist of obligations of individual borrowers. The income from the pool is passed through to the holders of participation interest in the pools. The pools may offer a credit enhancement, such as a bank letter of credit, to try to reduce the risks that the underlying debtors will not pay their obligations when due. However, the enhancement, if any, might not be for the full par value of the security. If the enhancement is exhausted and any required payments of interest or repayments of principal are not made, that Fund could suffer losses on its investment or delays in receiving payment.

      The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted. The risks of investing in asset-backed securities are ultimately related to payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, a
Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which may shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as in the case of mortgage-backed securities and CMOs, described below. Unlike mortgage-backed securities, asset-backed securities typically do not have the benefit of a security interest in the underlying collateral.

      |X|   Mortgage-Related Securities. Mortgage-related securities (also referred to as mortgage-backed securities) are a form of derivative investment collateralized by pools of commercial or residential mortgages.
Pools of mortgage loans are assembled as securities for sale to investors by government agencies or entities or by private issuers. These securities include collateralized mortgage obligations ("CMOs"), mortgage pass-through securities, stripped mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs") and other real-estate related securities.

      Mortgage-related securities that are issued or guaranteed by agencies or instrumentalities of the U.S. government have relatively little credit risk (depending on the nature of the issuer). Privately issued mortgage-related securities have some credit risk, as the underlying mortgage may not fully collateralize the obligation and full payment of them is not guaranteed. Both types of mortgage-related securities are subject to interest rate risks and prepayment risks, as described in the Prospectuses.

      As with other debt securities, the prices of mortgage-related securities tend to move inversely to changes in interest rates. The Fixed
Income Funds and Value Fund/VA can buy mortgage-related securities that have interest rates that move inversely to changes in general interest rates, based on a multiple of a specific index. Although the value of a mortgage-related security may decline when interest rates rise, the converse is not always the case.

      In periods of declining interest rates, mortgages are more likely to be prepaid. Therefore, a mortgage-related security's maturity can be shortened by unscheduled prepayments on the underlying mortgages. Therefore, it is not possible to predict accurately the security's yield. The principal that is returned earlier than expected may have to be reinvested in other investments having a lower yield than the prepaid security. Therefore, these securities may be less effective as a means of "locking in" attractive long-term interest rates, and they may have less potential for appreciation during periods of declining interest rates, than conventional bonds with comparable stated maturities.

      Prepayment risks can lead to substantial fluctuations in the value of a mortgage-related security. In turn, this can affect the value of that Fund's shares. If a mortgage-related security has been purchased at a premium, all or part of the premium that Fund paid may be lost if there is a decline in the market value of the security, whether that results from interest rate changes or prepayments on the underlying mortgages. In the case of stripped mortgage-related securities, if they experience greater rates of prepayment than were anticipated, that Fund may fail to recoup its initial investment on the security.

      During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security's expected maturity. Generally, that would cause the value of the security to fluctuate more widely in responses to changes in interest rates. If the prepayments on a Fund's mortgage-related securities were to decrease broadly, that Fund's effective duration, and therefore its sensitivity to interest rate changes, would increase.

      As with other debt securities, the values of mortgage-related securities may be affected by changes in the market's perception of the creditworthiness of the entity issuing the securities or guaranteeing them.
Their values may also be affected by changes in government regulations and tax policies.

o     Forward Rolls. The Funds can enter into "forward roll" transactions with respect to mortgage-related securities (also referred to as "mortgage dollar rolls"). In this type of transaction, a Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (the same type of security, and having the same coupon and maturity)
at a later date at a set price. The securities that are repurchased will have the same interest rate as the securities that are sold, but typically will be collateralized by different pools of mortgages (with different prepayment histories) than the securities that have been sold. Proceeds from the sale are invested in short-term instruments, such as repurchase agreements. The income from those investments, plus the fees from the forward roll transaction, are expected to generate income to a Fund in excess of the yield on the securities that have been sold.

      The Funds will only enter into "covered" rolls. To assure its future payment of the purchase price, the Funds will identify on its books liquid assets in an amount equal to the payment obligation under the roll.

      These transactions have risks. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. It is possible that the market value of the securities the Fund sells may decline below the price at which the Fund is obligated to repurchase securities.

o     Collateralized Mortgage Obligations. CMOs are multi-class bonds that are backed by pools of mortgage loans or mortgage pass-through certificates.
They may be collateralized by:
(1)   pass-through certificates issued or guaranteed by Ginnie Mae, Fannie
            Mae, or Freddie Mac,
(2)   unsecuritized mortgage loans insured by the Federal Housing
            Administration or guaranteed by the Department of Veterans'
            Affairs,
(3)   unsecuritized conventional mortgages,
(4)   other mortgage-related securities, or
(5)   any combination of these.

      Each class of CMO, referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMO to be retired much earlier than the stated maturity or final distribution date. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in different ways. One or more trenches may have coupon rates that reset periodically at a specified increase over an index.
These are floating rate CMOs, and typically have a cap on the coupon rate.
Inverse floating rate CMOs have a coupon rate that moves in the reverse direction to an applicable index. The coupon rate on these CMOs will increase as general interest rates decrease. These are usually much more volatile than fixed rate CMOs or floating rate CMOs.

|X|   U.S. Government Securities. These are securities issued or guaranteed by the U.S. Treasury or other government agencies or federally-chartered corporate entities referred to as "instrumentalities." The obligations of
U.S. government agencies or instrumentalities in which the Funds may invest may or may not be guaranteed or supported by the "full faith and credit" of the United States. "Full faith and credit," means generally that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment. The owner might not be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment. The Funds will invest in securities of U.S. government agencies and instrumentalities only if the
Manager is satisfied that the credit risk with respect to the agency or instrumentality is minimal.

o     U.S. Treasury Obligations. These include Treasury bills (maturities of one year or less when issued), Treasury notes (maturities of one to 10 years), and Treasury bonds (maturities of more than 10 years). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. They also can include U.S. Treasury securities that have been "stripped" by a Federal
Reserve Bank, zero-coupon U.S. Treasury securities described below, and
Treasury Inflation-Protection Securities ("TIPS").

o     Treasury Inflation-Protection Securities. The Funds can buy these TIPS, which are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on changes in the published Consumer Price
Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

o     Obligations Issued or Guaranteed by U.S. Government Agencies or
Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the government.
Some are supported by the full faith and credit of the U.S. government, such as Government National Mortgage Association ("GNMA") pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as
Federal National Mortgage Association bonds ("Fannie Maes"). Others are supported only by the credit of the entity that issued them, such as Federal
Home Loan Mortgage Corporation ("FHLMC") obligations ("Freddie Macs").

|X|   U.S. Government Mortgage-Related Securities. The Funds can invest in a variety of mortgage-related securities that are issued by U.S. government agencies or instrumentalities, some of which are described below.

o     GNMA Certificates. The Government National Mortgage Association is a
wholly-owned corporate instrumentality of the United States within the U.S.
Department of Housing and Urban Development. GNMA's principal programs involve its guarantees of privately-issued securities backed by pools of mortgages. Ginnie Maes are debt securities representing an interest in one mortgage or a pool of mortgages that are insured by the Federal Housing
Administration ("FHA") or the Farmers Home Administration ("FMHA") or
guaranteed by the Veterans Administration ("VA").

      The Ginnie Maes in which the Funds invest are of the "fully modified pass-through" type. They provide that the registered holders of the Ginnie
Maes will receive timely monthly payments of the pro-rata share of the scheduled principal payments on the underlying mortgages, whether or not those amounts are collected by the issuers. Amounts paid include, on a pro rata basis, any prepayment of principal of such mortgages and interest (net of servicing and other charges) on the aggregate unpaid principal balance of the Ginnie Maes, whether or not the interest on the underlying mortgages has been collected by the issuers.

      The Ginnie Maes purchased by the Funds are guaranteed as to timely payment of principal and interest by GNMA. In giving that guaranty, GNMA expects that payments received by the issuers of Ginnie Maes on account of the mortgages backing the Ginnie Maes will be sufficient to make the required payments of principal of and interest on those Ginnie Maes. However, if those payments are insufficient, the guaranty agreements between the issuers of the
Ginnie Maes and GNMA require the issuers to make advances sufficient for the payments. If the issuers fail to make those payments, GNMA will do so.

      Under federal law, the full faith and credit of the United States is pledged to the payment of all amounts that may be required to be paid under any guaranty issued by GNMA as to such mortgage pools. An opinion of an
Assistant Attorney General of the United States, dated December 9, 1969, states that such guaranties "constitute general obligations of the United
States backed by its full faith and credit." GNMA is empowered to borrow from the United States Treasury to the extent necessary to make any payments of principal and interest required under those guaranties.

      Ginnie Maes are backed by the aggregate indebtedness secured by the underlying FHA-insured, FMHA-insured or VA-guaranteed mortgages. Except to the extent of payments received by the issuers on account of such mortgages,
Ginnie Maes do not constitute a liability of those issuers, nor do they evidence any recourse against those issuers. Recourse is solely against GNMA.
Holders of Ginnie Maes (such as the Funds) have no security interest in or lien on the underlying mortgages.

      Monthly payments of principal will be made, and additional prepayments of principal may be made, to the Fund with respect to the mortgages underlying the Ginnie Maes owned by the Fund. All of the mortgages in the pools relating to the Ginnie Maes in the Funds are subject to prepayment without any significant premium or penalty, at the option of the mortgagors.
While the mortgages on one-to-four family dwellings underlying certain Ginnie
Maes have a stated maturity of up to 30 years, it has been the experience of the mortgage industry that the average life of comparable mortgages, as a result of prepayments, refinancing and payments from foreclosures, is considerably less.

o     Federal Home Loan Mortgage Corporation (FHLMC) Certificates. FHLMC, a
corporate instrumentality of the United States, issues FHLMC Certificates representing interests in mortgage loans. FHLMC guarantees to each registered holder of a FHLMC Certificate timely payment of the amounts representing a holder's proportionate share in:

(i)   interest payments less servicing and guarantee fees,
(ii)  principal prepayments, and
(iii) the ultimate collection of amounts representing the holder's proportionate interest in principal payments on the mortgage loans in the pool represented by the FHLMC Certificate, in each case whether or not such amounts are actually received.

      The obligations of FHLMC under its guarantees are obligations solely of
FHLMC and are not backed by the full faith and credit of the United States.

o     Federal National Mortgage Association (Fannie Mae) Certificates. Fannie
Mae, a federally-chartered and privately-owned corporation, issues Fannie Mae
Certificates which are backed by a pool of mortgage loans. Fannie Mae guarantees to each registered holder of a Fannie Mae Certificate that the holder will receive amounts representing the holder's proportionate interest in scheduled principal and interest payments, and any principal prepayments, on the mortgage loans in the pool represented by such Certificate, less servicing and guarantee fees, and the holder's proportionate interest in the full principal amount of any foreclosed or other liquidated mortgage loan. In each case the guarantee applies whether or not those amounts are actually received. The obligations of Fannie Mae under its guarantees are obligations solely of Fannie Mae and are not backed by the full faith and credit of the
United States or any of its agencies or instrumentalities other than Fannie
Mae.

|X|   Zero-Coupon U.S. Government Securities. The Funds may buy zero-coupon
U.S. government securities. These will typically be U.S. Treasury Notes and
Bonds that have been stripped of their unmatured interest coupons, the coupons themselves, or certificates representing interests in those stripped debt obligations and coupons.

      Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value at maturity. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. The discount typically decreases as the maturity date approaches.

      Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

      A Fund's investment in zero-coupon securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment. To generate cash to satisfy those distribution requirements, a Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

|X|   Commercial (Privately-Issued) Mortgage Related Securities. The Funds
can invest in commercial mortgage-related securities issued by private entities. Generally these are multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. They are subject to the credit risk of the issuer. These securities typically are structured to provide protection to investors in senior classes from possible losses on the underlying loans. They do so by having holders of subordinated classes take the first loss if there are defaults on the underlying loans. They may also be protected to some extent by guarantees, reserve funds or additional collateralization mechanisms.

      |X|   Participation Interests. The Funds can invest in participation interests, subject to the Fund's limitation on investments in illiquid investments. A participation interest is an undivided interest in a loan made by the issuing financial institution in the proportion that the buyer's participation interest bears to the total principal amount of the loan. Not more than 5% of the Fund's net assets can be invested in participation interests of the same borrower. The issuing financial institution may have no obligation to the Fund other than to pay the Fund the proportionate amount of the principal and interest payments it receives.

      Participation interests are primarily dependent upon the
creditworthiness of the borrowing corporation, which is obligated to make payments of principal and interest on the loan. There is a risk that a borrower may have difficulty making payments. If a borrower fails to pay scheduled interest or principal payments, the Fund could experience a reduction in its income. The value of that participation interest might also decline, which could affect the net asset value of the Fund's shares. If the issuing financial institution fails to perform its obligations under the participation agreement, the Fund might incur costs and delays in realizing payment and suffer a loss of principal and/or interest.

      |X|   Foreign Securities. The Equity Funds and the Fixed Income Funds
may invest in foreign securities, and Global Securities Fund/VA expects to have substantial investments in foreign securities. These include equity securities issued by foreign companies and debt securities issued or guaranteed by foreign companies or governments, including supra-national entities. "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities issued or guaranteed by governments other than the U.S.
government or by foreign supra-national entities. They also include securities of companies (including those that are located in the U.S. or organized under U.S. law) that derive a significant portion of their revenue or profits from foreign businesses, investments or sales, or that have a significant portion of their assets abroad. They may be traded on foreign securities exchanges or in the foreign over-the-counter markets. Value
Fund/VA can purchase up to 25% of its total assets in certain equity and debt securities issued or guaranteed by foreign companies or of foreign governments or their agencies and as stated in the Prospectus, the Fund does not concentrate 25% or more of its total assets in the securities of any one foreign government.

      Securities of foreign issuers that are represented by American
Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of a Fund's investment allocations, because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      Because the Funds may purchase securities denominated in foreign currencies, a change in the value of such foreign currency against the U.S.
dollar will result in a change in the amount of income the Funds have available for distribution. Because a portion of the Funds' investment income may be received in foreign currencies, the Funds will be required to compute their income in U.S. dollars for distribution to shareholders, and therefore the Funds will absorb the cost of currency fluctuations. After the Funds have distributed income, subsequent foreign currency losses may result in the
Fund's having distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders.

      Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. The Funds will hold foreign currency only in connection with the purchase or sale of foreign securities.

o     Foreign Debt Obligations. The debt obligations of foreign governments and entities may or may not be supported by the full faith and credit of the foreign government. The Fixed Income Funds may buy securities issued by certain supra-national entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for Reconstruction and Development (commonly called the "World Bank"), the Asian Development bank and the Inter-American
Development Bank.

      The governmental members of these supra-national entities are
"stockholders" that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity's lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

      The Fixed Income Funds can invest in U.S. dollar-denominated "Brady
Bonds." These foreign debt obligations may be fixed-rate par bonds or floating-rate discount bonds. They are generally collateralized in full as to repayment of principal at maturity by U.S. Treasury zero-coupon obligations that have the same maturity as the Brady Bonds. Brady Bonds can be viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments;
(iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity. Those uncollateralized amounts constitute what is called the "residual risk".

      If there is a default on collateralized Brady Bonds resulting in acceleration of the payment obligations of the issuer, the zero-coupon U.S.
Treasury securities held as collateral for the payment of principal will not be distributed to investors, nor will those obligations be sold to distribute the proceeds. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds. The defaulted bonds will continue to remain outstanding, and the face amount of the collateral will equal the principal payments which would have then been due on the Brady
Bonds in the normal course. Because of the residual risk of Brady Bonds and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, Brady Bonds are considered speculative investments.

o     Risks of Foreign Investing. Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:
o     reduction of income by foreign taxes;
o     fluctuation in value of foreign investments due to changes in currency rates or currency control regulations (for example,
                  currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to
                  domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater volatility and less liquidity on foreign markets than in the
                  U.S.;
o     less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o     possibilities in some countries of expropriation, confiscatory taxation, currency devaluation, political, financial or
                  social instability or adverse diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

      In the past, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

o     Special Risks of Emerging Markets. Emerging and developing markets abroad may also offer special opportunities for growth investing but have greater risks than more developed foreign markets, such as those in Europe,
Canada, Australia, New Zealand and Japan. There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries.
The Manager will consider these factors when evaluating securities in these markets, because the selection of those securities must be consistent with the Fund's goal of preservation of principal.

      Portfolio Turnover. "Portfolio turnover" describes the rates at which the Funds traded their portfolio securities during their last fiscal year.
For example, if a Fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The Funds' portfolio turnover rates will fluctuate from year to year, and any of the Funds may have portfolio turnover rates of more than 100% annually.

      Capital Appreciation Fund/VA's portfolio turnover rate increased significantly compared to its previous fiscal year. This increase was the result of refocusing the Fund's investments following a change in the portfolio management team that took place in October 2005.

Other Investment Techniques and Strategies. In seeking their respective objectives, the Funds may from time to time use the types of investment strategies and investments described below. They are not required to use all of these strategies at all times, and at times may not use them.

      |X|   Investing in Small, Unseasoned Companies. The Funds may invest in securities of small, unseasoned companies, subject to limits (if any) stated
in that Fund's Prospectus. These are companies that have been in operation for less than three years, including the operations of any predecessors.
Securities of these companies may be subject to volatility in their prices.
They may have a limited trading market or no trading market, which may adversely affect the Funds' ability to value them or to dispose of them and can reduce the price the Funds might be able to obtain for them. Other investors that own a security issued by a small, unseasoned issuer for which there is limited liquidity might trade the security when the Funds are attempting to dispose of their holdings of that security. In that case, a
Fund might receive a lower price for its holdings than might otherwise be obtained.

      |X|   When-Issued and Delayed-Delivery Transactions. The Funds may
invest in securities on a "when-issued" basis and may purchase or sell securities on a "delayed-delivery" or "forward commitment" basis. When-issued and delayed-delivery are terms that refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

      When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made.
Delivery and payment for the securities take place at a later date. The securities are subject to change in value from market fluctuations during the period until settlement. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause a loss to the Funds. During the period between purchase and settlement, no payment is made by the Funds to the issuer and no interest accrues to that Fund from the investment until it receives the security at settlement. There is a risk of loss to a Fund if the value of the security changes prior to the settlement date, and there is the risk that the other party may not perform.

      The Funds engage in when-issued transactions to secure what the Manager considers to be an advantageous price and yield at the time of entering into the obligation. When a Fund enters into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction. Its failure to do so may cause that Fund to lose the opportunity to obtain the security at a price and yield the Manager considers to be advantageous.

      When a Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies for its portfolio or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage. Although a Fund will enter into delayed-delivery or when-issued purchase transactions to acquire securities, it may dispose of a commitment prior to settlement. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to delivery against a forward commitment, it may incur a gain or loss.

      At the time a Fund makes the commitment to purchase or sell a security on a when-issued or delayed delivery basis, it records the transaction on its books and reflects the value of the security purchased in determining that
Fund's net asset value. In a sale transaction, it records the proceeds to be received. That Fund will identify on its books liquid assets at least equal in value to the value of that Fund's purchase commitments until that Fund pays for the investment.

      When-issued and delayed-delivery transactions can be used by the Funds as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, a Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, a Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

      |X|   Zero-Coupon Securities. The Fixed Income Funds may buy
zero-coupon and delayed interest securities, and "stripped" securities of foreign government issuers, which may or may not be backed by the "full faith and credit" of the issuing foreign government, and of domestic and foreign corporations. The Fixed Income Funds and Value Fund/VA may also buy zero-coupon and "stripped" U.S. government securities. Zero-coupon securities issued by foreign governments and by corporations will be subject to greater credit risks than U.S. government zero-coupon securities.

      |X|   "Stripped" Mortgage-Related Securities. The Fixed Income Funds
and Value Fund/VA can invest in stripped mortgage-related securities that are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities. Each has a specified percentage of the underlying security's principal or interest payments. These are a form of derivative investment.

      Mortgage securities may be partially stripped so that each class receives some interest and some principal. However, they may be completely stripped. In that case all of the interest is distributed to holders of one type of security, known as an "interest-only" security, or "I/O," and all of the principal is distributed to holders of another type of security, known as a "principal-only" security or "P/O." Strips can be created for pass-through certificates or CMOs.

      The yields to maturity of I/Os and P/Os are very sensitive to principal repayments (including prepayments) on the underlying mortgages. If the underlying mortgages experience greater than anticipated prepayments of principal, that Fund might not fully recoup its investment in an I/O based on those assets. If underlying mortgages experience less than anticipated prepayments of principal, the yield on the P/Os based on them could decline substantially.

      |X|   Repurchase Agreements. The Funds may acquire securities subject to repurchase agreements. They may do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions, or for temporary defensive purposes, as described below.

      In a repurchase transaction, a Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include
U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Manager from time to time.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to each Fund's limit on holding illiquid investments. No Fund will enter into a repurchase agreement that causes more than 15% of its net assets
(for Value Fund/VA and Money Fund/VA, 10%) to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of a Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

      Repurchase agreements, considered "loans" under the Investment Company
Act, are collateralized by the underlying security. The Funds' repurchase agreements require that at all times while the repurchase agreements are in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Funds may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission (the "SEC"), the Funds, along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are collateral for repurchase agreements are financial assets subject to the
Fund's entitlement orders through its securities account at its custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

      |X|   Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Funds' investments. To enable a
Fund to sell its holdings of a restricted security not registered under applicable securities laws, that Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When a Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. That Fund would bear the risks of any downward price fluctuation during that period.

      The Funds may also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit a Fund's ability to dispose of the securities and might lower the amount a Fund could realize upon the sale.

      The Funds have limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act, if those securities have been determined to be liquid by the Manager under
Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Funds' holdings of that security may be considered to be illiquid.

      Illiquid securities include repurchase agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

|X|   Loans of Portfolio Securities. To raise cash for liquidity purposes or for income, certain Funds can lend their portfolio securities to brokers, dealers and other types of financial institutions approved by the Funds'
Board of Trustees.

      A Fund may lend its portfolio securities pursuant to the Securities
Lending Agreement (the "Securities Lending Agreement") with JP Morgan Chase, subject to the restrictions stated in the Prospectus. A Fund will lend such portfolio securities to attempt to increase the Fund's income. Under the
Securities Lending Agreement and applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, be at least equal to the value of the loaned securities and must consist of cash, bank letters of credit or securities of the U.S. Government (or its agencies or instrumentalities), or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay to JP Morgan Chase, as agent, amounts demanded by the
Fund if the demand meets the terms of the letter. Such terms of the letter of credit and the issuing bank must be satisfactory to JP Morgan Chase and the
Fund. The Fund will receive, pursuant to the Securities Lending Agreement,
80% of all annual net income (i.e., net of rebates to the Borrower) from securities lending transactions. JP Morgan Chase has agreed, in general, to guarantee the obligations of borrowers to return loaned securities and to be responsible for expenses relating to securities lending. The Fund will be responsible, however, for risks associated with the investment of cash collateral, including the risk that the issuer of the security in which the cash collateral has been invested in defaults. The Securities Lending
Agreement may be terminated by either JP Morgan Chase or the Fund on 30 days'
written notice. The terms of the Fund's loans must also meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter.

      There are some risks in connection with securities lending. The Funds might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults. The
Funds must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, or securities of the U.S.
government or its agencies or instrumentalities, or other cash equivalents in which that Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Funds if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Funds.

      When they lend securities, that Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of
(a) negotiated loan fees, (b) interest on securities used as collateral, and
(c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower. That
Fund may also pay reasonable finder's, custodian and administrative fees in connection with these loans. The terms of a Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

      |X|   Borrowing for Leverage. Each Fund has the ability to borrow from banks on an unsecured basis. Each Fund has undertaken to limit borrowing to
25% of the value of that Fund's net assets, which is further limited to 10%
if borrowing is for a purpose other than to facilitate redemptions. Investing borrowed funds in portfolio securities is a speculative technique known as
"leverage." The Funds cannot borrow money in excess of 33-1/3% of the value of that Fund's total assets. The Funds may borrow only from banks and/or affiliated investment companies. With respect to this fundamental policy, the
Funds can borrow only if they maintain a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act. If the value of that Fund's assets fails to meet this 300% asset coverage requirement, that Fund will reduce its bank debt within three days to meet the requirement. To do so, that Fund might have to sell a portion of its investments at a disadvantageous time.

      A Fund will pay interest on these loans, and that interest expense will raise the overall expenses of that Fund and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage. Additionally, that Fund's net asset values per share might fluctuate more than that of funds that do not borrow. Currently, the Funds do not contemplate using this technique in the next year but if they do so, it will not likely be to a substantial degree.

         o  Bank Obligations. The Funds can buy time deposits, certificates of deposit and bankers' acceptances. They must be:
o     obligations issued or guaranteed by a domestic bank (including a foreign branch of a domestic bank) having total assets of at least U.S. $1 billion, or
o     obligations of a foreign bank with total assets of at least U.S. $1 billion.

      "Banks" include commercial banks, savings banks and savings and loan associations, which may or may not be members of the Federal Deposit
Insurance Corporation.

         o  Commercial Paper. The Funds can invest in commercial paper if it is rated within the top three rating categories of S&P and Moody's or other rating organizations.

      If the paper is not rated, it may be purchased if the Manager determines that it is comparable to rated commercial paper in the top three rating categories of national rating organizations.

      The Funds can buy commercial paper, including U.S. dollar-denominated securities of foreign branches of U.S. banks, issued by other entities if the commercial paper is guaranteed as to principal and interest by a bank, government or corporation whose certificates of deposit or commercial paper may otherwise be purchased by the Funds.

         o  Variable Amount Master Demand Notes. Master demand notes are corporate obligations that permit the investment of fluctuating amounts by the Funds at varying rates of interest under direct arrangements between the
Funds, as lender, and the borrower. They permit daily changes in the amounts borrowed. The Funds have the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may prepay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit.

      Because these notes are direct lending arrangements between the lender and borrower, it is not expected that there will be a trading market for them. There is no secondary market for these notes, although they are redeemable (and thus are immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. Accordingly, the Fund's right to redeem such notes is dependent upon the ability of the borrower to pay principal and interest on demand.

      The Funds have no limitations on the type of issuer from whom these notes will be purchased. However, in connection with such purchases and on an ongoing basis, the Manager will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Investments in master demand notes are subject to the limitation on investments by the Fund in illiquid securities, described in the Prospectus. Currently, the Funds (except Money Fund/VA) do not intend that their investments in variable amount master demand notes will exceed 5%
of their total assets. A description of the investment policies for Money
Fund/VA is located below under the heading "Money Fund/VA Investment
Policies."

      |X|   Derivatives. The Funds can invest in a variety of derivative investments for hedging purposes. Some derivative investments the Funds can use are the hedging instruments described below in this SAI. The Equity Funds do not use, and do not currently contemplate using, derivatives or hedging instruments to a significant degree in the coming year and they are not obligated to use them in seeking their objectives.

      Other derivative investments the Fixed Income Funds can invest in include "index-linked" or "currency-linked" notes. Principal and/or interest payments on index-lined notes depend on the performance of an underlying index. Currency-indexed securities are typically short-term or intermediate-term debt securities. Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S.
dollar against one or more foreign currencies or an index. In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements. This type of index security offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

      Other derivative investments the Fixed Income Funds can use include debt exchangeable for common stock of an issuer or "equity-linked debt securities" of an issuer. At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock might not be as high as the Manager expected.

|X|   Hedging. Although the Funds can use hedging instruments, they are not obligated to use them in seeking their objective. To attempt to protect against declines in the market value of the Funds' portfolios, to permit the
Funds to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, the Funds could:

o     sell futures contracts,
o     buy puts on such futures or on securities, or
o     write covered calls on securities or futures. Covered calls may also be used to increase the Funds' income, but the Manager does not expect to engage extensively in that practice.

      The Funds can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case the Funds would normally seek to purchase the securities and then terminate that hedging position. The Funds might also use this type of hedge to attempt to protect against the possibility that their portfolio securities would not be fully included in a rise in value of the market. To do so the
Funds could:

o     buy futures, or
o     buy calls on such futures or on securities.

      The Funds' strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market. The particular hedging instruments the Funds can use are described below. The
Funds may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Funds'
investment objective and are permissible under applicable regulations governing the Funds.

o     Futures. The Funds can buy and sell futures contracts that relate to
(1) broadly-based stock indices (these are referred to as "stock index futures"), (2) an individual stock ("single stock futures"), (3) bond indices
(these are referred to as "bond index futures"), (4) debt securities (these are referred to as "interest rate futures"), (5) foreign currencies (these are referred to as "forward contracts") and (6) commodity contracts (these are referred to as commodity futures)." Except for High Income Fund/VA and
Strategic Bond Fund/VA, the Fixed Income Funds are not expected to buy or sell stock index futures or single stock futures on a regular basis.

      A broadly-based stock index is used as the basis for trading stock index futures. They may in some cases be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks. A stock index cannot be purchased or sold directly. Bond index futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

      An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Similarly, a single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position.
Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

      No money is paid or received by the Funds on the purchase or sale of a future. Upon entering into a futures transaction, the Funds will be required to deposit an initial margin payment with the futures commission merchant
(the "futures broker"). Initial margin payments will be deposited with the
Funds' custodian bank in an account registered in the futures broker's name.
However, the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on that Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to expiration of the future, the Funds may elect to close out their positions by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to that Fund. All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

o     Put and Call Options. The Funds can buy and sell certain kinds of put options ("puts") and call options ("calls"). The Funds can buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described above.

o     Writing Covered Call Options. The Funds can write (that is, sell)
covered calls. If a Fund sells a call option, it must be covered. That means the Fund must own the security subject to the call while the call is outstanding, or, for certain types of calls, the call may be covered by segregating liquid assets to enable that Fund to satisfy its obligations if the call is exercised. Up to 100% of a Fund's total assets may be subject to calls that Fund writes.

      When a Fund writes a call on a security, it receives cash (a premium).
That Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. That Fund shares the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

      When a Fund writes a call on an index, it receives cash (a premium). If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium.

      The Funds' custodian bank, or a securities depository acting for the custodian bank, will act as the Funds' escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Funds have written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the option or when the Funds enter into a closing transaction.

      When a Fund writes an over-the-counter ("OTC") option, that Fund will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money"). When a Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

      To terminate its obligation on a call it has written, a Fund may purchase a corresponding call in a "closing purchase transaction." A Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction. That Fund may realize a profit if the call expires unexercised, because that Fund will retain the underlying security and the premium it received when it wrote the call. If a Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

      A Fund may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, that Fund must cover the call by identifying an equivalent dollar amount of liquid assets on its books. The Fund will identify additional liquid assets if the value of the identified assets drops below 100% of the current value of the future. Because of this requirement, in no circumstances would that Fund's receipt of an exercise notice as to that future require that Fund to deliver a futures contract. It would simply put that Fund in a short futures position, which is permitted by the Funds'
hedging policies.

o     Writing Put Options. Each Fund can sell put options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. The Funds will not write puts if, as a result, more than 50%
of the Fund's net assets would be required to be identified on its books to cover such put options.

      If a Fund writes a put, the put must be covered by identifying liquid assets on its books. The premium the Funds receive from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, that Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price. If a put a Fund has written expires unexercised, that Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, that Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, that Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Fund incurred.

      When writing a put option on a security, to secure its obligation to pay for the underlying security, that Fund will identify on its books liquid assets with a value equal to or greater than the exercise price of the underlying securities. That Fund therefore forgoes the opportunity of investing the assets identified on its books or writing calls against those assets.

      As long as a Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require that Fund to take delivery of the underlying security and pay the exercise price. No Fund has control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, that Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once a Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

      A Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit that Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments. A
Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option.

o     Purchasing Puts and Calls. Each Fund can purchase calls to protect against the possibility that its portfolio will not participate in an anticipated rise in the securities market. When a Fund buys a call (other than in a closing purchase transaction), it pays a premium. That Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.

      A Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call. If a Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

      A Fund can buy puts whether or not it holds the underlying investment in its portfolio. When a Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.

      Buying a put on securities or futures a Fund owns enables that Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment.
However, the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

      Buying a put on an investment a Fund does not own (such as an index of future) permits a Fund to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

      When a Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. A gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally)
rather than on price movements in individual securities or futures contracts.

      A Fund may buy a call or put only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

o     Buying and Selling Options on Foreign Currencies. A Fund can buy and
sell calls and puts on foreign currencies. They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options. A Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

      If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If the Manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to a Fund's position.
That Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

      A call the Fund writes on a foreign currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration identified on its books) upon conversion or exchange of other foreign currency held in its portfolio.

      A Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a
"cross-hedging" strategy. In those circumstances, the Fund covers the option by identifying on its books liquid assets in an amount equal to the exercise price of the option.

o     Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce a Fund's return. A Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

      A Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause a Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by a Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within a Fund's control, holding a put might cause that Fund to sell the related investments for reasons that would not exist in the absence of the put.

      A Fund could pay a brokerage commission each time it buys or sells a call, a put or an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments.
Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in a Fund's net asset values being more sensitive to changes in the value of the underlying investment.

      If a covered call written by a Fund is exercised on an investment that has increased in value, that Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. A Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of a Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of that Fund's securities. For example, it is possible that while a Fund has used a hedging instrument in a short hedge, the market might advance and the value of the securities held in the Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instrument and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instrument is based.

      The risk of imperfect correlation increases as the composition of a
Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, a Fund may use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged are more than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets.
First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.
Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

      A Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when a Fund does so the market might decline. If that Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

o     Forward Contracts. Forward contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. A Fund uses them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign currency. A Fund limits its exposure in foreign currency exchange contracts in a particular foreign currency to the amount of its assets denominated in that currency or a closely-correlated currency. A
Fund may also use "cross-hedging" where it hedges against changes in currencies other than the currency in which a security it holds is denominated.

      Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

      The Funds may use forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

      When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to "lock-in"
the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, that Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a "transaction hedge." The transaction hedge will protect the Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

      A Fund could also use forward contracts to lock in the U.S. dollar value of a portfolio position. This is called a "position hedge." When a Fund believes that foreign currency might suffer a substantial decline against the
U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in that foreign currency. When a Fund believes that the U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount. Alternatively, a Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated. That is referred to as a "cross hedge".

      The Fund will cover its short positions in these cases by identifying on its books liquid assets having a value equal to the aggregate amount of the Fund's commitment under forward contracts. No Fund will enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate a Fund to deliver an amount of foreign currency in excess of the value of that Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

      The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, the Fund might have to purchase additional foreign currency on the "spot" (that is, cash)
market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Fund is obligated to deliver to settle the trade, the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

      The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Fund to sustain losses on these contracts and to pay additional transactions costs.
The use of forward contracts in this manner might reduce a Fund's performance if there are unanticipated changes in currency prices to a greater degree than if a Fund had not entered into such contracts.

      At or before the maturity of a forward contract requiring a Fund to sell a currency, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative a Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract a Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

      The costs to a Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Because these contracts are not traded on an exchange, a Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

      Although a Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S.
dollars on a daily basis. Funds may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

|X|   Interest Rate Swaps Transactions. Core Bond Fund/VA, High Income
Fund/VA, Strategic Bond/VA and Value Fund/VA can enter into interest rate swap agreements. In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on securities. For example, they might swap the right to receive floating rate payments for fixed rate payments. Each of these Funds can enter into interest rate swaps on securities it owns or as hedge against a basket of securities held by that Fund that the Fund's Manager deems to be closely correlated with the swap transactions. Also, that Fund will identify on its books liquid assets (such as cash or U.S. government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

      Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

      These Funds can enter into swap transactions with certain
counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between a Fund and that counterparty shall be regarded as parts of an integral agreement. If amounts are payable on a particular date in the same currency in respect of one or more swap transactions, the amount payable on that date in that currency shall be the net amount. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty can terminate all of the swaps with that party. Under these agreements, if a default results in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap for each swap. It is measured by the mark-to-market value at the time of the termination of each swap. The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation".

o     Swaption Transactions. The Fixed Income Funds may enter into a swaption transaction, which is a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in the Fund's statement of financial condition.

|X|   Credit Derivatives. The Fixed Income Funds and Balanced/VA may enter into credit default swaps, both directly ("unfunded swaps") and indirectly in the form of a swap embedded within a structured note ("funded swaps"), to protect against the risk that a security will default. Unfunded and funded credit default swaps may be on a single security, or on a basket of securities. These Funds pay a fee to enter into the swap and receives a fixed payment during the life of the swap. These Funds may take a short position in the credit default swap (also known as "buying credit protection"), or may take a long position in the credit default swap note (also known as "selling credit protection").

      These Funds would take a short position in a credit default swap (the
"unfunded swap") against a long portfolio position to decrease exposure to specific high yield issuers. If the short credit default swap is against a corporate issue, these Funds must own that corporate issue. However, if the short credit default swap is against sovereign debt, these Funds may own either: (i) the reference obligation, (ii) any sovereign debt of that foreign country, or (iii) sovereign debt of any country that the Manager determines is closely correlated as an inexact bona fide hedge.

      If these Funds take a short position in the credit default swap, if there is a credit event (including bankruptcy, failure to timely pay interest or principal, or a restructuring), these Funds will deliver the defaulted bonds and the swap counterparty will pay the par amount of the bonds. An associated risk is adverse pricing when purchasing bonds to satisfy the delivery obligation. If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bond, and the fixed payments are then made on the reduced notional amount.

      Taking a long position in the credit default swap note (i.e., purchasing the "funded swap") would increase a Fund's exposure to specific high yield corporate issuers. The goal would be to increase liquidity in that market sector via the swap note and its associated increase in the number of trading instruments, the number and type of market participants, and market capitalization.

      If a Fund takes a long position in the credit default swap note, if there is a credit event the Fund will pay the par amount of the bonds and the swap counterparty will deliver the bonds. If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bond, and the fixed payments are then made on the reduced notional amount.

      These Funds will invest no more than 25% of their total assets in
"unfunded" credit default swaps. These Funds will limit their investments in
"funded" credit default swap notes to no more than 10% of its total assets.

      Other risks of credit default swaps include the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, and the need to fund the delivery obligation (either cash or the defaulted bonds, depending on whether the Fund is long or short the swap, respectively).

         o  Regulatory Aspects of Hedging Instruments. The Commodities
Futures Trading Commission (the "CFTC") eliminated limitations on futures trading by certain regulated entities including registered investment companies and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator. The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act ("CEA"). The Fund may use futures and options for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the
Fund's investment advisor (as they may be amended from time to time), and as otherwise set forth in the Fund's prospectus or this statement of additional information.

      Transactions in options by a Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that a Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same advisor as that Fund (or an advisor that is an affiliate of the Funds' advisor). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under the Investment Company Act, when a Fund purchases a future, it must identify as segregated on its records liquid assets in an amount equal to the market value of the securities underlying the future, less the margin deposit applicable to it.

      |X|   Temporary Defensive and Interim Investments. When market
conditions are unstable, or the Manager believes it is otherwise appropriate to reduce holdings in stocks or bonds, the Funds can invest in a variety of debt securities for defensive purposes. The Funds can also purchase these securities for liquidity purposes to meet cash needs due to the redemption of
Fund shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities. The Funds can buy:
o     obligations issued or guaranteed by the U.S. government or its instrumentalities or agencies,
o     commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies) rated in the three top rating categories of a nationally recognized rating organization,
o     short-term debt obligations of corporate issuers, rated investment grade (rated at least Baa by Moody's or at least BBB by Standard
            & Poor's or a comparable rating by another rating organization), or unrated securities judged by the Manager to have a comparable quality to rated securities in those categories,
o     certificates of deposit and bankers' acceptances of domestic and foreign banks having total assets in excess of $1 billion, and
o     repurchase agreements.

      Short-term debt securities would normally be selected for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

|X|   Investment in Other Investment Companies. The Funds (except Money
Fund/VA) can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment Company Act that apply to those types of investments. For example, a Fund can invest in
Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange. A Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the Exchange-Traded Funds' portfolio, at times when a Fund may not be able to buy those portfolio securities directly.

      Investing in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment Company Act.
The Funds do not intend to invest in other investment companies unless the
Manager believes that the potential benefits of the investment justify the payment of any premiums or sales charges. As a shareholder of an investment company, a Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses. The
Funds do not anticipate investing a substantial amount of its net assets in shares of other investment companies.

Money Fund/VA Investment Policies. Under Rule 2a-7 under the investment
Company Act, Money Fund/VA may purchase only "Eligible Securities," as defined below, that the Manger, under procedures approved by the Trust's
Board of Trustees, has determined have minimal credit risk. An "Eligible
Security" is (a) a security that has received a rating in one of the two highest short-term rating categories by any two "nationally-recognized statistical rating organizations" as defined in Rule 2a-7 ("Rating
Organizations"), or, if only one Rating Organization has rated that security, by that Rating Organization (the "Rating Requirements"), (b) a security that is guaranteed, and either that guarantee or the party providing that guarantee meets the Rating Requirements, or (c) an unrated security that is either issued by an issuer having another similar security that meets the
Rating Requirements, or is judged by the Manager to be of comparable quality to investments that meet the Rating Requirements. Rule 2a-7 permits Money
Fund/VA to purchase "First Tier Securities," which are Eligible Securities rated in the highest category for short-term debt obligations by at least two
Rating Organizations, or, if only one Rating Organization has rated a particular security, by that Rating Organization, or comparable unrated securities. The Fund can also buy "Second Tier Securities," which are
Eligible Securities that are not First Tier securities.

      If a security's rating is downgraded, the Manager and/or the Board may have to reassess the security's credit risk. If a security has ceased to be a
First Tier Security, the Manager will promptly reassess whether the security continues to present "minimal credit risk." If the Manager becomes aware that any Rating Organization has downgraded its rating of a Second Tier Security or rated an unrated security below its second highest rating category, the
Trust's Board of Trustees shall promptly reassess whether the security presents minimal credit risk and whether it is in Money Fund/VA's best interests to dispose of it.

      If Money Fund/VA disposes of the security within five days of the
Manager learning of the downgrade, the Manager will provide the Board with subsequent notice of such downgrade. If a security is in default, or ceases to be an Eligible Security, or is determined no longer to present minimal credit risks, the Board must determine if disposal of the security would be in Money Fund/VA's best interests.

      The Rating Organizations currently designated as nationally-recognized statistical rating organizations by the SEC are Standard & Poor's (a division of the McGraw-Hill Companies), Moody's Investors Service, Inc., Fitch, Inc.
and Dominion Bond Rating Service Limited. See Appendix A to this SAI for a description of the rating categories of the Rating Organizations.

o     Certificates of Deposit and Commercial Paper. Money Fund/VA may invest in certificates of deposit of up to $100,000 of a domestic bank if such certificates of deposit are fully insured as to principal by the Federal Deposit Insurance Corporation. For purposes of this section, the term "bank" includes commercial banks, savings banks, and savings and loan associations and the term "foreign bank"
         includes foreign branches of U.S. banks (issuers of "Eurodollar"
         instruments), U.S. branches and agencies of foreign banks (issuers of "Yankee dollar" instruments) and foreign branches of foreign banks. Money Fund/VA also may purchase obligations issued by other entities if they are: (i) guaranteed as to principal and interest by a bank or corporation whose certificates of deposit or commercial paper may otherwise be purchased by Money Fund/VA, or (ii) subject to repurchase agreements (explained in the prospectus), if the collateral for the agreement complies with Rule 2a-7.

o     Bank Loan Participation Agreements. Money Fund/VA may invest in bank loan participation agreements, although such investments have not been a principal investment strategy. They provide the Fund with an undivided interest in a loan made by the issuing bank in the proportion the Fund's interest bears to the total principal amount of the loan. In evaluating the risk of these investments, the Fund looks to the creditworthiness of the borrower that is obligated to make principal and interest payments on the loan.

o     Time Deposits. Money Fund/VA may invest in fixed time deposits, which are non-negotiable deposits in a bank for a specified period of time at a stated interest rate, whether or not subject to withdrawal penalties; however, such deposits which are subject to such penalties, other than deposits maturing in less than seven days, are subject to the 10% limitation applicable to illiquid securities purchased by Money Fund/VA.

o     Floating Rate/Variable Rate Notes. Money Fund/VA may invest in instruments with floating or variable interest rates. The interest rate on a floating rate obligation is based on a stated prevailing market rate, such as a bank's prime rate, the 90-day U.S. Treasury
         Bill rate, the rate of return on commercial paper or bank
         certificates of deposit, or some other standard, and is adjusted automatically each time such market rate is adjusted. The interest rate on a variable rate obligation is also based on a stated
         prevailing market rate but is adjusted automatically at a specified interval of no less than one year. Some variable rate or floating rate obligations in which Money Fund/VA may invest have a demand feature entitling the holder to demand payment at an amount approximately equal to the principal amount thereof plus accrued interest at any time, or at specified intervals not exceeding one year. These notes may or may not be backed by bank letters of credit. The interest rates on these notes fluctuate from time to time. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity.

o     Master Demand Notes. Master demand notes are corporate obligations that permit the investment of fluctuating amounts by Money Fund/VA at varying rates of interest pursuant to direct arrangements between
         Money Fund/VA, as lender, and the corporate borrower that issues the note. These notes permit daily changes in the amounts borrowed.
         Money Fund/VA has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note at any time without penalty. It is not generally
         contemplated that master demand notes will be traded because they are direct lending arrangements between the lender and the borrower.
         There is no secondary market for these notes, although they are redeemable and thus immediately repayable by the borrower at face value, plus accrued interest, at any time. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, Money Fund/VA's right to redeem is dependent upon the ability of the borrower to pay principal and interest on demand. In evaluating the master demand arrangements, the Manager considers the earning power, cash flow, and other liquidity ratios of the issuer. If they are not rated by Rating Organizations, Money
         Fund/VA may invest in them only if, at the time of an investment, they are Eligible Securities. The Manager will continuously monitor the borrower's financial ability to meet all of its obligations because Money Fund/VA's liquidity might be impaired if the borrower were unable to pay principal and interest on demand. There is no limit on the amount of the Money Fund/VA's assets that may be invested in floating rate and variable rate obligations. Floating rate or variable rate obligations which do not provide for recovery of principal and interest within seven days' notice will be subject to the 10% limitation applicable to illiquid securities purchased by
         Money Fund/VA.

Other Investment Restrictions. In addition to having a number of investment policies and restrictions identified in the Prospectuses or elsewhere as
"fundamental policies," the Funds have other investment restrictions that are fundamental policies, described below.

      |X|   What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
o     67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Funds' (except Value Fund /VA) investment objectives are fundamental policies. Other policies described in the Prospectuses or this
SAI are "fundamental" only if they are identified as such. The Funds' Board of Trustees can change non-fundamental policies without shareholder approval.
However, significant changes to investment policies will be described in supplements or updates to the Prospectuses or this SAI, as appropriate. The
Funds' most significant investment policies are described in the Prospectus.

      |X|   Do the Funds Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Funds (except Value
Fund/VA).

o     No Fund can buy securities issued or guaranteed by any one issuer if
(i) more than 5% of its total assets would be invested in securities of that issuer or (ii) it would then own more than 10% of that issuer's voting securities, or (iii) it would then own more than 10% in principal amount of that issuer's outstanding debt securities. The restriction on debt securities does not apply to Strategic Bond Fund/VA. All of the restrictions apply only to 75% of each Fund's total assets. The limits do not apply to securities issued by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies.

o     The Funds cannot make loans except (a) through lending of securities,
(b) through the purchase of debt instruments or similar evidences of indebtedness, (c) through an interfund lending program with other affiliated funds, and (d) through repurchase agreements.

o     The Funds cannot concentrate investments. That means they cannot invest
25% or more of their total assets in companies in any one industry.
Obligations of the U.S. government, its agencies and instrumentalities are not considered to be part of an "industry" for the purposes of this restriction. This policy does not limit investments by Money Fund/VA in obligations issued by banks.

o     The Funds cannot buy or sell real estate or interests in real estate.
However, the Funds can purchase debt securities secured by real estate or interests in real estate, or issued by companies, including real estate investment trusts, which invest in real estate or interests in real estate.

o     The Funds cannot underwrite securities of other companies. A permitted exception is in case a Fund is deemed to be an underwriter under the
Securities Act when reselling any securities held in its own portfolio.

o     The Funds cannot invest in commodities or commodity contracts, other than the hedging instruments permitted by any of its other fundamental policies. It does not matter whether the hedging instrument is considered to be a commodity or commodity contract.

o     The Funds cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Funds are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

o     The Funds cannot borrow money in excess of 33-1/3% of the value of that
Fund's total assets. The Funds may borrow only from bank. With respect to this fundamental policy, the Funds can borrow only if they maintain a 300%
ratio of assets to borrowings at all times in the manner set forth in the
Investment Company Act.

      The following investment restrictions are fundamental policies of Value
Fund/VA.

o     Value Fund/VA cannot issue senior securities. However, it can make payments or deposits of margin in connection with options or futures transactions, lend its portfolio securities, enter into repurchase agreements, borrow money and pledge its assets as permitted by its other fundamental policies. For purposes of this restriction, the issuance of shares of common stock in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, and repurchase agreements entered into in accordance with the
Fund's investment policies, and the pledge, mortgage or hypothecation of the
Fund's assets are not deemed to be senior securities.

o     Value Fund/VA cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of the Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     Value Fund/VA cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the
U.S. government or its agencies and instrumentalities or securities issued by investment companies.

o     Value Fund/VA cannot invest in physical commodities or commodities contracts. However, the Fund can invest in hedging instruments permitted by any of its other investment policies, and can buy or sell options, futures, securities or other instruments backed by, or the investment return from which is linked to, changes in the price of physical commodities, commodity contracts or currencies.

o     Value Fund/VA cannot invest in real estate or in interests in real estate. However, the Fund can purchase securities of issuers holding real estate or interests in real estate (including securities of real estate investment trusts) if permitted by its other investment policies.

o     Value Fund/VA cannot underwrite securities of other issuers. A permitted exception is in case it is deemed to be an underwriter under the
Securities Act in reselling its portfolio securities.

o     Value Fund/VA cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Value Fund/VA may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

|X|   Do the Funds Have Any Restrictions That Are Not Fundamental? Main
Street Small Cap Fund(R)/VA, MidCap Fund/VA and Value Fund/VA have other investment restrictions that are not fundamental policies, which means that they can be changed by the Board of Trustees without shareholder approval.

o     Main Street Small Cap Fund(R)/VA has also adopted the following non-fundamental policy: With respect to the Fund's non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings used for investment purposes) in equity securities of "small-cap" issuers, the Fund will provide shareholders at least 60 days'
prior notice of any change in such policy as required by the Investment
Company Act.

o     MidCap Fund/VA has also adopted the following non-fundamental policy, effective April 30, 2006: Under normal market conditions, as a non-fundamental policy, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of growth companies that have a market capitalization of between $2 billion and $11.5 billion
(referred to as "mid-cap"stocks). The Fund's non-fundamental policy of investing at least 80% of its net assets in these investments will not be changed by the Fund's Board of Trustees without first providing shareholders
60 days' written notice.

o     Value Fund/VA has also adopted the following non-fundamental policy:
The Fund cannot invest in securities of other investment companies, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

      Unless the Prospectus or this SAI states that a percentage restriction applies on an ongoing basis, it applies only at the time the Funds makes an investment (except in the case of borrowing and investments in illiquid securities). The Funds need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the
Fund.

      For purposes of the Funds' policy not to concentrate its investments as described above, Money Fund/VA and all other Funds have adopted the industry classifications set forth in Appendix B and Appendix C, respectively, to this
SAI. This is not a fundamental policy.

Disclosure of Portfolio Holdings. The Funds have adopted policies and procedures concerning the dissemination of information about their portfolio holdings by employees, officers and/or directors of the Manager, Distributor and Transfer Agent. These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Funds' investment program or enable third parties to use that information in a manner that is harmful to the Fund.

o     Public Disclosure. Each of the Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the
Fund's fiscal quarters in semi-annual and annual reports to shareholders, or in their Statements of Investments on Form N-Q, which are publicly available at the SEC. Other general information about the Fund's portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted with a 15-day lag.

      Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders with information about their Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to a Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Funds, which could negatively affect the prices the Funds are able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on a Fund's behalf.

      The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Funds or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the
Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and their subsidiaries pursuant to agreements approved by the Funds' Board shall not be deemed to be
"compensation" or "consideration" for these purposes. It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Funds.

      A list of the top 10 or more portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than 15 days after month-end.

      Except under special limited circumstances discussed below, month-end lists of the Fund's complete portfolio holdings may be disclosed no sooner than 30 days after the relevant month-end, subject to the procedures below.
If the Funds' complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:
o     The third-party recipient must first submit a request for release of
         Fund portfolio holdings, explaining the business reason for the request;
o     Senior officers (a Senior Vice President or above) in the Manager's
         Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and
o     The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the Fund's holdings confidential and agreeing not to trade directly or indirectly based on the information.

      An exception may be made to provide portfolio holdings information on a more current basis to insurance company sponsors that have signed a
Participation Agreement with, and offer series of, Oppenheimer Variable
Account Funds or Panorama Series Fund, Inc. to their separate account contract holders, if such insurance companies require such portfolio holdings information for the preparation of reports to their contract holders, and have contractually undertaken to keep such information confidential.
Additionally, such information may be made available to new insurance company sponsors that first sign a confidentiality agreement in connection with evaluating offering such funds under their separate accounts.

      The Funds' complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, only if such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or
(2) is subject to fiduciary obligations, as a member of the Funds' Board, or as an employee, officer and/or director of the Manager, Distributor, or
Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:
o     Employees of the Funds' Manager, Distributor and Transfer Agent who

         need to have access to such information (as determined by senior officers of such entity),
o     The Funds' independent registered public accounting firm,
o     Members of the Funds' Board and the Board's legal counsel,
o     The Funds' custodian bank,
o     A proxy voting service designated by the Funds and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Insurance companies having separate accounts invested in Oppenheimer
         Variable Account Funds or Panorama Series Fund, Inc. (to prepare their financial statements or analysis),
o     Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o     Dealers, to obtain bids (price quotations, if securities are not priced by the Funds' regular pricing services).

      Portfolio holdings information of the Fund may be provided, under limited circumstances, to brokers and/or dealers with whom the Funds trades and/or entities that provide investment coverage and/or analytical information regarding the Funds' portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity. Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the Funds, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1- 2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Funds. Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

      Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the Manager in connection with portfolio trading, and (2) by the members of the Manager's
Security Valuation Group and Accounting Departments in connection with portfolio pricing or other portfolio evaluation purposes:
o     Brokers and dealers in connection with portfolio transactions
         (purchases and sales)
o     Brokers and dealers to obtain bids or bid and asked prices (if securities held by a Fund are not priced by the Funds' regular pricing services)
o     Dealers to obtain price quotations where the Funds are not identified as the owner.

      Portfolio holdings information (which may include information on each
Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the
Manager, Distributor, or Transfer Agent, in the following circumstances:
o     Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Funds may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,
o     Response to regulatory requests for information (the SEC, NASD, state securities regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes),
o     To potential sub-advisers of portfolios (pursuant to confidentiality agreements),
o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o     Investment bankers in connection with merger discussions (pursuant to confidentiality agreements).

      Portfolio managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their financial intermediary representatives.

      The shareholders of Global Securities Fund/VA, Main Street Fund/VA and
Strategic Bond Fund/VA may, under unusual circumstances (such as a lack of liquidity in the Funds' portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Funds' portfolio. In such circumstances, disclosure of the Funds'
portfolio holdings may be made to such shareholders.

      The Chief Compliance Officer of the Funds and the Manager, Distributor,
and Transfer Agent (the "CCO") shall oversee the compliance by the Manager,
Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the Funds' Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Funds have been made during the preceding year pursuant to these policies. The CCO shall report to the
Funds' Board any material violation of these policies and procedures during the previous calendar quarter and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

      The Manager and/or the Funds have entered into ongoing arrangements to make available information about the Funds' portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

A.G. Edwards & Sons            Fixed Income Securities   Natexis Bleichroeder
ABG Securities                 Fortis Securities         Ned Davis Research
                                                         Group
ABN AMRO                       Fox-Pitt, Kelton          Nomura Securities
Advest                         Friedman, Billing, Ramsey Pacific Crest
AG Edwards                     Fulcrum Global Partners   Pacific Crest
                                                         Securities
American Technology Research   Garp Research             Pacific Growth
                                                         Equities
Auerbach Grayson               George K Baum & Co.       Petrie Parkman
Banc of America Securities     Goldman                   Pictet
Barclays                       Goldman Sachs             Piper Jaffray Inc.
Baseline                       HSBC                      Plexus
Bear Stearns                   HSBC Securities Inc       Prager Sealy & Co.
Belle Haven                    ING Barings               Prudential Securities
Bloomberg                      ISI Group                 Ramirez & Co.
BNP Paribas                    Janney Montgomery         Raymond James
BS Financial Services          Jefferies                 RBC Capital Markets
Buckingham Research Group      Jeffries & Co.            RBC Dain Rauscher
Caris & Co.                    JP Morgan                 Research Direct
CIBC World Markets             JP Morgan Securities      Robert W. Baird
Citigroup                      JPP Eurosecurities        Roosevelt & Cross
Citigroup Global Markets       Keefe, Bruyette & Woods   Russell Mellon
Collins Stewart                Keijser Securities        Ryan Beck & Co.
Craig-Hallum Capital Group LLC Kempen & Co. USA Inc.     Sanford C. Bernstein
Credit Agricole Cheuvreux      Kepler Equities/Julius    Scotia Capital Markets
N.A. Inc.                      Baer Sec
Credit Suisse First Boston     KeyBanc Capital Markets   SG Cowen & Co.
Daiwa Securities               Leerink Swan              SG Cowen Securities
Davy                           Legg Mason                Soleil Securities
                                                         Group
Deutsche Bank                  Lehman                    Standard & Poors
Deutsche Bank Securities       Lehman Brothers           Stone & Youngberg
Dresdner Kleinwort Wasserstein Lipper                    SWS Group
Emmet & Co                     Loop Capital Markets      Taylor Rafferty
Empirical Research             MainFirst Bank AG         Think Equity Partners
Enskilda Securities            Makinson Cowell US Ltd    Thomas Weisel Partners
Essex Capital Markets          Maxcor Financial          UBS
Exane BNP Paribas              Merrill                   Wachovia
Factset                        Merrill Lynch             Wachovia Corp
Fidelity Capital Markets       Midwest Research          Wachovia Securities
Fimat USA Inc.                 Mizuho Securities         Wescott Financial
First Albany                   Morgan Stanley            William Blair
First Albany Corporation       Morningstar               Yieldbook

How the Funds Are Managed

Organization and History. Each Fund is an investment portfolio, or "series"
of Oppenheimer Variable Account Funds (the "Trust"), a multi-series open-end diversified management investment company organized as a Massachusetts business trust that presently includes 11 series. Money Fund/VA, Core Bond
Fund/VA and Capital Appreciation Fund/VA were all organized in 1983, High
Income Fund/VA, MidCap Fund/VA and Balanced Fund/VA, were all organized in
1986, Global Securities Fund/VA was organized in 1990, Strategic Bond Fund/VA was organized in 1993, Main Street Fund(R)/VA was organized in 1995, Main
Street Small Cap Fund(R)/VA was organized in 1998 and Value Fund/ VA was organized in 2002. The suffix "VA" was added to each Fund's name on May 1,
1999. Prior to that date, Oppenheimer Capital Appreciation Fund/VA was named
"Oppenheimer Growth Fund," and Oppenheimer Main Street(R)Growth & Income
Fund/VA was named "Oppenheimer Growth & Income Fund." Prior to May 1, 2001,
Oppenheimer Main Street Small Cap Fund(R)/VA was named "Oppenheimer Small Cap
Growth Fund/VA." Prior to May 1, 2003, Oppenheimer Main Street Fund(R)/VA was
named "Oppenheimer Main Street(R)Growth & Income Fund/VA." Prior to April 29,
2004, Oppenheimer Balanced Fund/VA was named "Oppenheimer Multiple Strategies
Fund/VA." Prior to April 29, 2005, Oppenheimer Core Bond Fund/VA was named
"Oppenheimer Bond Fund/VA." Prior to April 30, 2006, Oppenheimer MidCap
Fund/VA was named "Oppenheimer Aggressive Growth Fund/VA", and prior to May
1, 1998 that Fund was named "Oppenheimer Capital Appreciation Fund." All references to the Funds' Board of Trustees and Officers refer to the Trustees and Officers, respectively, of Oppenheimer Variable Account Funds.

|X|   Classes of Shares. The Trustees are authorized, without shareholder approval, to create new series and classes of shares, to reclassify unissued shares into additional series or classes and to divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Funds. Shares do not have cumulative voting rights, preemptive rights or subscription rights.
Shares may be voted in person or by proxy at shareholder meetings.

      The Funds currently have four classes of shares authorized. All Funds offer a class of shares with no name designation referred to in this SAI and the Prospectus as "non-service shares." As of December 31, 2005, all Funds except Money Fund/VA and Value Fund/VA also offered a service share class, subject to a Distribution and Service Plan. Money Fund/VA and Value Fund/VA
currently only offer the class of non-service shares. Global Securities
Fund/VA offers two additional share classes, referred to in this SAI and the
Global Securities Fund/VA Prospectus as "Class 3"and "Class 4", which are subject to a redemption fee. In addition, Class 4 shares are subject to a
Distribution and Service Plan. Each class of shares:

o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     will generally have a different net asset value,
o     will generally have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable under the terms of the insurance product, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally, on matters submitted to a vote of shareholders. Each share of a Fund represents an interest in each Fund proportionately equal to the interest of each other share of the same class of that Fund.

|X|   Meetings of Shareholders. The Trust is a Massachusetts business trust.
 The Funds are not required to hold, and do not plan to hold, regular annual meetings of shareholders, but may hold shareholder meetings from time to time on important matters or when required to do so by the Investment
 Company Act or other applicable law. Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the
 Trust's Declaration of Trust.

      The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Funds' shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Funds' outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

|X|   Shareholder and Trustee Liability. The Trust's Declaration of Trust
contains an express disclaimer of shareholder or Trustee liability for the
Trust's obligations. It also provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Trust shall assume the defense of any claim made against a shareholder for any act or obligation of the Trust and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a business trust (such as the Trust) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Trust is limited to the relatively remote circumstances in which the Trust would be unable to meet its obligations.

      The Trust's contractual arrangements state that any person doing business with the Trust (and each shareholder of the Funds) agrees under its
Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Funds. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Funds are governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Funds' activities, review their performance, and review the actions of the Manager.

      The Board of Trustees has an Audit Committee, a Review Committee and a
Governance Committee. Each committee is comprised solely of Trustees who are not "interested persons" under the Investment Company Act (the "Independent
Trustees"). The members of the Audit Committee are Edward L. Cameron
(Chairman), George C. Bowen, Robert J. Malone and F. William Marshall, Jr. The
Audit Committee held 8 meetings during the Funds' fiscal year ended December
31, 2005. The Audit Committee furnishes the Board with recommendations regarding the selection of the Fund's independent registered public accounting firm (also referred to as the "independent Auditors"). Other main functions of the Audit Committee, outlined in the Audit Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Funds'
independent Auditors regarding the Funds' internal accounting procedures and controls; (iii) reviewing reports from the Manager's Internal Audit
Department; (iv) reviewing certain reports from and meet periodically with the
Funds' Chief Compliance Officer; (v) maintaining a separate line of communication between the Funds' independent Auditors and the Independent
Trustees; (vi) reviewing the independence of the Funds' independent Auditors;
and (vii) pre-approving the provision of any audit or non-audit services by the Funds' independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Funds, the Manager and certain affiliates of the Manager.

      The Review Committee is comprised solely of Independent Trustees. The members of the Review Committee are Jon S. Fossel (Chairman), Robert G. Avis,
Sam Freedman and Beverly L. Hamilton. The Review Committee held 6 meetings during the Funds' fiscal year ended December 31, 2005. Among other duties, as set forth in the Review Committee's Charter, the Review Committee reports and makes recommendations to the Board concerning the fees paid to the Funds'
transfer agent and the Manager and the services provided to the Funds by the transfer agent and the Manager. The Review Committee also reviews the Funds'
investment performance as well as the policies and procedures adopted by the
Funds to comply with the Investment Company Act and other applicable law.

      The Governance Committee is comprised solely of Independent Trustees.
The members of the Governance Committee are, Robert J. Malone (Chairman),
William Armstrong, Beverly L. Hamilton and F. William Marshall, Jr. The
Governance Committee held 5 meetings during the Funds' fiscal year ended
December 31, 2005. The Governance Committee has adopted a charter setting forth its duties and responsibilities. Among other duties, the Governance
Committee reviews and oversees the Funds' governance guidelines, the adequacy of the Funds' Codes of Ethics and the nomination of Trustees, including
Independent Trustees. The Governance Committee has adopted a process for shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Governance Committee in care of the Funds. The Governance
Committee may consider such persons at such time as it meets to consider possible nominees. The Governance Committee, however, reserves sole discretion to determine which candidates for Trustees and Independent
Trustees it will recommend to the Board and/or shareholders and it may identify candidates other than those submitted by Shareholders. The
Governance Committee may, but need not, consider the advice and recommendation of the Manager and/or its affiliates in selecting nominees.
The full Board elects new Trustees except for those instances when a shareholder vote is required.

      Shareholders who desire to communicate with the Board should address correspondence to the Board or an individual Board member and may submit their correspondence electronically at www.oppenheimerfunds.com under the caption "contact us" or by mail to the Funds at the address below.

Trustees and Officers of the Funds. Except for Mr. Murphy, each of the
Trustees is an Independent Trustee. All of the Trustees are also trustees or directors of the following Oppenheimer/Centennial funds (referred to as
"Board II Funds"):

                                           Oppenheimer   Principal   Protected
Oppenheimer Cash Reserves                  Trust II
                                           Oppenheimer   Principal   Protected
Oppenheimer Capital Income Fund            Trust III
Oppenheimer Champion Income Fund           Oppenheimer Real Asset Fund
                                           Oppenheimer  Senior  Floating  Rate
Oppenheimer Equity Fund, Inc.              Fund
Oppenheimer High Yield Fund                Oppenheimer Strategic Income Fund
Oppenheimer Integrity Funds                Oppenheimer Variable Account Funds
Oppenheimer International Bond Fund        Panorama Series Fund, Inc.
Oppenheimer Limited-Term Government Fund
                                           Centennial  California  Tax  Exempt
Oppenheimer Main Street Funds, Inc.        Trust
Oppenheimer Main Street Opportunity Fund   Centennial Government Trust
Oppenheimer Main Street Small Cap Fund     Centennial Money Market Trust
                                           Centennial   New  York  Tax  Exempt
Oppenheimer Municipal Fund                 Trust
Oppenheimer Principal Protected Trust      Centennial Tax Exempt Trust

      Present or former officers, directors, trustees and employees (and their immediate family members) of the Funds, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Funds and the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the
Distributor.

      Messrs. Baylin, Bhaman, Bomfim, Caan, Ferreira, Gillespie, Gord,
Kourkoulakos, Leavy, Manioudakis, Monoyios, Murphy,O'Hare, Petersen,
Reinganum, Steinmetz, Szilagyi, Vandehey, Weiss, Wilby, Wixted, Zack and
Zavanelli and Mss. Bloomberg, Ives and Wolf, who are officers of the Funds, hold the same offices with one or more of the other Board II Funds. As of
March 31, 2006 the Trustees and officers of the Funds, as a group, owned of record or beneficially less than 1% of any class of shares of the Funds. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Board II Funds. In addition, none of the Independent Trustees (nor any of their immediate family members) owns securities of either the Manager or the Distributor or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor of the Board II Funds.

      Biographical Information. The Trustees and officers, their positions with the Trust, length of service in such position(s), and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each
Trustee's beneficial share ownership in the Funds and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised Funds"). The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each
Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

---------------------------------------------------------------------------------------------
                                    Independent Trustees
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Name, Position(s)    Principal Occupation(s) During the Past 5         Dollar     Aggregate
                                                                                   Dollar
                                                                                  Range of
                                                                                   Shares
                                                                      Range of   Beneficially
                                                                       Shares     Owned in
with the Trust,      Years; Other Trusteeships/Directorships Held;  Beneficially     All
Length of Service,   Number of Portfolios in the Fund Complex         Owned in   Supervised
Age                  Currently Overseen                              the Trust      Funds
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                                                                    As of December 31, 2005
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
William L.           Chairman of the following private mortgage     None         Over
Armstrong,           banking companies: Cherry Creek Mortgage                    $100,000
Chairman of the      Company (since 1991), Centennial State
Board of Trustees    Mortgage Company (since 1994), and The El
since 2003, Trustee  Paso Mortgage Company (since 1993); Chairman
since 1999           of the following private companies:
Age: 68              Ambassador Media Corporation (since 1984) and
                     Broadway Ventures (since 1984); Director of
                     the following: Helmerich & Payne, Inc. (oil
                     and gas drilling/production company) (since
                     1992), Campus Crusade for Christ (since 1991)
                     and The Lynde and Harry Bradley Foundation,
                     Inc. (non-profit organization) (since 2002);
                     former Chairman of the following: Transland
                     Financial Services, Inc. (private mortgage
                     banking company) (1997-2003), Great Frontier
                     Insurance (insurance agency) (1995-2000),
                     Frontier Real Estate, Inc. (residential real
                     estate brokerage) (1994-2000) and Frontier
                     Title (title insurance agency) (1995-2000);
                     former Director of the following:
                     UNUMProvident (insurance company)
                     (1991-2004), Storage Technology Corporation
                     (computer equipment company) (1991-2003) and
                     International Family Entertainment
                     (television channel) (1992-1997); U.S.
                     Senator (January 1979-January 1991). Oversees
                     38 portfolios in the OppenheimerFunds complex.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Robert G. Avis,      Director and President of A.G. Edwards         None         Over
Trustee since 1993   Capital, Inc. (General Partner of private                   $100,000
Age: 74              equity funds) (until February 2001);
                     Chairman, President and Chief Executive
                     Officer of A.G. Edwards Capital, Inc. (until
                     March 2000); Director of A.G. Edwards & Sons,
                     Inc. (brokerage company) (until 2000) and
                     A.G. Edwards Trust Company (investment
                     adviser) (until 2000); Vice Chairman and
                     Director of A.G. Edwards, Inc. (until March
                     1999); Vice Chairman of A.G. Edwards & Sons,
                     Inc. (until March 1999); Chairman of A.G.
                     Edwards Trust Company (until March 1999) and
                     A.G.E. Asset Management (investment adviser)
                     (until March 1999). Oversees 38 portfolios in
                     the OppenheimerFunds complex.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
George C. Bowen,     Assistant Secretary and Director of            None         Over
Trustee since 1999   Centennial Asset Management Corporation                     $100,000
Age: 69              (December 1991-April 1999); President,
                     Treasurer and Director of Centennial Capital
                     Corporation (June 1989-April 1999); Chief
                     Executive Officer and Director of MultiSource
                     Services, Inc. (March 1996-April 1999); Mr.
                     Bowen held several positions with the Manager
                     and with subsidiary or affiliated companies
                     of the Manager (September 1987-April 1999).
                     Oversees 38 portfolios in the
                     OppenheimerFunds complex.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Edward L. Cameron,   Member of The Life Guard of Mount Vernon       None         Over
Trustee since 1999   (George Washington historical site) (since                  $100,000
Age: 67              June 2000); Director of Genetic ID, Inc.

                     (biotech company) (March 2001-May 2002);
                     Partner at PricewaterhouseCoopers LLP
                     (accounting firm) (July 1974-June 1999);
                     Chairman of Price Waterhouse LLP Global
                     Investment Management Industry Services Group
                     (Accounting Firm) (July 1994-June 1998).
                     Oversees 38 portfolios in the
                     OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jon S. Fossel,       Director of UNUMProvident (insurance company)  None         Over
Trustee since 1990   (since June 2002); Director of Northwestern                 $100,000
Age: 64              Energy Corp. (public utility corporation)

                     (since November 2004); Director of P.R.
                     Pharmaceuticals (October 1999-October 2003);
                     Director of Rocky Mountain Elk Foundation
                     (non-profit organization) (February
                     1998-February 2003 and since February 2005);
                     Chairman and Director (until October 1996)
                     and President and Chief Executive Officer
                     (until October 1995) of the Manager;
                     President, Chief Executive Officer and
                     Director of the following: Oppenheimer
                     Acquisition Corp. ("OAC") (parent holding
                     company of the Manager), Shareholders
                     Services, Inc. and Shareholder Financial
                     Services, Inc. (until October 1995). Oversees
                     38 portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Sam Freedman,        Director of Colorado Uplift (charitable        None         Over
Trustee since 1996   organization) (since September 1984). Mr.                   $100,000
Age: 65              Freedman held several positions with the
                     Manager and with subsidiary or affiliated
                     companies of the Manager (until October
                     1994). Oversees 38 portfolios in the
                     OppenheimerFunds complex.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Beverly L. Hamilton, Trustee of Monterey Institute for              None         Over
Trustee since 2002   International Studies (educational                          $100,000
Age: 59              organization) (since February 2000); Board

                     Member of Middlebury College (educational
                     organization) (since December 2005); Director
                     of The California Endowment (philanthropic
                     organization) (since April 2002); Director
                     (February 2002-2005) and Chairman of Trustees
                     (since 2006) of the Community Hospital of
                     Monterey Peninsula; Director (October
                     1991-2005) and Vice Chairman (since 2006) of
                     American Funds' Emerging Markets Growth Fund,
                     Inc. (mutual fund); President of ARCO
                     Investment Management Company (February
                     1991-April 2000); Member of the investment
                     committees of The Rockefeller Foundation
                     (since 2001) and The University of Michigan
                     (since 2000); Advisor at Credit Suisse First
                     Boston's Sprout venture capital unit (venture
                     capital fund) (1994-January 2005); Trustee of
                     MassMutual Institutional Funds (investment
                     company) (1996-June 2004); Trustee of MML
                     Series Investment Fund (investment company)
                     (April 1989-June 2004); Member of the
                     investment committee of Hartford Hospital
                     (2000-2003); and Advisor to Unilever
                     (Holland) pension fund (2000-2003). Oversees
                     38 portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Robert J. Malone,    Director of Jones International University     None         Over
Trustee since 2002   (educational organization) (since August                    $100,000
Age: 61              2005); Chairman, Chief Executive Officer and
                     Director of Steele Street State Bank
                     (commercial banking) (since August 2003);
                     Director of Colorado UpLIFT (charitable
                     organization) (since 1986); Trustee of the
                     Gallagher Family Foundation (non-profit
                     organization) (since 2000); Former Chairman
                     of U.S. Bank-Colorado (subsidiary of U.S.
                     Bancorp and formerly Colorado National Bank)
                     (July 1996-April 1999); Director of
                     Commercial Assets, Inc. (real estate
                     investment trust) (1993-2000); Director of
                     Jones Knowledge, Inc. (2001-July 2004); and
                     Director of U.S. Exploration, Inc. (oil and
                     gas exploration) (1997-February 2004).
                     Oversees 38 portfolios in the
                     OppenheimerFunds complex.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
F. William           Trustee of MassMutual Select Funds (formerly   None         Over
Marshall, Jr.,       MassMutual Institutional Funds) (investment                 $100,000
Trustee since 2000   company) (since 1996) and MML Series
Age: 63              Investment Fund (investment company) (since
                     1996); Trustee (since 1987) and Chairman
                     (1994-2005) of the Investment Committee of
                     the Worcester Polytech Institute (private
                     university); President and Treasurer of the
                     SIS Funds (private charitable fund) (since
                     January 1999); Chairman of SIS & Family Bank,
                     F.S.B. (formerly SIS Bank) (commercial bank)
                     (January 1999-July 1999); and Executive Vice
                     President of Peoples Heritage Financial
                     Group, Inc. (commercial bank) (January
                     1999-July 1999). Oversees 40 portfolios in
                     the OppenheimerFunds complex.*
---------------------------------------------------------------------------------------------
*  Includes two open-end investment companies: MassMutual Select Funds and
   MML Series Investment Fund. In accordance with the instructions for SEC
   Form N-1A, for purposes of this section only, MassMutual Select Funds and
   MML Series Investment Fund are included in the "Fund Complex." The Manager does not consider MassMutual Select Funds and MML Series Investment Fund
   to be part of the OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.

The address of Mr. Murphy is Two World Financial Center, 225 Liberty Street,
11th Floor, New York, New York 10281-1008. Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an officer for an indefinite term, or until his resignation, retirement, death or removal. Mr. Murphy is an "Interested Trustee" because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. Mr.
Murphy was elected as a Trustee of the Trust with the understanding that in the event he ceases to be the chief executive officer of the Manager, he will resign as a Trustee of the Trust and the other Board II Funds (defined below)
for which he is a director or trustee.

-------------------------------------------------------------------------------------
                           Interested Trustee and Officer
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name, Position(s)    Principal Occupation(s) During the Past  Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                              Range of   Beneficially
                     5 Years;                                 Shares     Owned in
Held with the        Other Trusteeships/Directorships Held;   BeneficiallAll
Trust, Length of     Number of Portfolios in the Fund         Owned in   supervised
Service, Age         Complex Currently Overseen               the Trust  Funds
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                       2005
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John V. Murphy,      Chairman, Chief Executive Officer and    None       Over
Trustee, President   Director (since June 2001) and                      $100,000
and Principal        President (since September 2000) of the
Executive Officer    Manager; President and director or

since 2001           trustee of other Oppenheimer funds;
Age: 56              President and Director of OAC and of

                     Oppenheimer Partnership Holdings, Inc.
                     (holding company subsidiary of the
                     Manager) (since July 2001); Director of
                     OppenheimerFunds Distributor, Inc.
                     (subsidiary of the Manager) (since
                     November 2001); Chairman and Director
                     of Shareholder Services, Inc. and of
                     Shareholder Financial Services, Inc.
                     (transfer agent subsidiaries of the
                     Manager) (since July 2001); President
                     and Director of OppenheimerFunds Legacy
                     Program (charitable trust program
                     established by the Manager) (since July
                     2001); Director of the following
                     investment advisory subsidiaries of the
                     Manager: OFI Institutional Asset
                     Management, Inc., Centennial Asset
                     Management Corporation, Trinity
                     Investment Management Corporation and
                     Tremont Capital Management, Inc. (since
                     November 2001), HarbourView Asset
                     Management Corporation and OFI Private
                     Investments, Inc. (since July 2001);
                     President (since November 2001) and
                     Director (since July 2001) of
                     Oppenheimer Real Asset Management,
                     Inc.; Executive Vice President of
                     Massachusetts Mutual Life Insurance
                     Company (OAC's parent company) (since
                     February 1997); Director of DLB
                     Acquisition Corporation (holding
                     company parent of Babson Capital
                     Management LLC) (since June 1995);
                     Member of the Investment Company
                     Institute's Board of Governors (since
                     October 3, 2003); Chief Operating
                     Officer of the Manager (September
                     2000-June 2001); President and Trustee
                     of MML Series Investment Fund and
                     MassMutual Select Funds (open-end
                     investment companies) (November
                     1999-November 2001); Director of C.M.
                     Life Insurance Company (September
                     1999-August 2000); President, Chief
                     Executive Officer and Director of MML
                     Bay State Life Insurance Company
                     (September 1999-August 2000); Director
                     of Emerald Isle Bancorp and Hibernia
                     Savings Bank (wholly-owned subsidiary
                     of Emerald Isle Bancorp) (June
                     1989-June 1998). Oversees 86 portfolios
                     in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------

The addresses of the officers in the chart below are as follows: for Messrs.
Baylin, Bhaman, Bomfim, Caan, Ferreira, Gillespie, Gord, Kourkoulakos, Leavy,
Manioudakis, Monoyios, O'Hare, Reinganum, Steinmetz, Wilby, Zack and
Zavanelli and Ms. Bloomberg, Two World Financial Center, 225 Liberty Street,
New York, New York 10281-1008, for Messrs. Petersen, Szilagyi, Vandehey,
Weiss and Wixted and Mss. Ives and Wolf, 6803 S. Tucson Way, Centennial,
Colorado 80112-3924. Each officer serves for an indefinite term or until his or her resignation, retirement death or removal.

-----------------------------------------------------------------------------------------
                              Other Officers of the Trust
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Name, Position(s)     Principal Occupation(s) During Past 5 Years
Held with the Trust,
Length of Service,
Age
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Marc L. Baylin        Vice President of the Manager and a member of the Manager's
Portfolio Manager     Growth Equity Investment Team. He was Managing Director and Lead
since 2005            Portfolio Manager at JP Morgan Fleming Investment Management from
Age: 37               June 2002 to August 2005 and was a Vice President of T. Rowe

                      Price, where he was an analyst from June 1993 and a portfolio manager from March 1999 to June 2002. An officer of 2 portfolios in the OppenheimerFunds complex.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Rajeev Bhaman,        Vice President of the Manager since January 1997; Assistant Vice
Vice President and    President of the Manager (March 1996-January 1997). An officer of
Portfolio Manager     2 portfolios in the OppenheimerFunds complex.
since 2004
Age: 42

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Antulio Bomfim,       Vice President of the Manager since October 2003; Senior
Vice President and    Economist at the Board of Governors of the Federal Reserve System
Portfolio Manager     from June 1992 to October 2003. A portfolio manager of 11
since 2003            portfolios in the OppenheimerFunds complex.

Age: 39
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Geoffrey Caan,        Vice President and Portfolio Manager of the Manager since August
Vice President and    2003; Vice President of ABN AMRO NA, Inc. (June 2002-August
Portfolio Manager     2003); Vice President of Zurich Scudder Investments (January

since 2003            1999-June 2002). A portfolio manager of 11 portfolios in the
Age: 37               OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Emmanuel Ferreira,    Vice President of the Manager since January 2003; Portfolio
Vice President and    Manager at Lashire Investments (July 1999-December 2002). An
Portfolio Manager     officer of 5 portfolios in the OppenheimerFunds complex.

since 2003
Age: 38
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Benjamin J. Gord,     Vice President of the Manager (since April 2002), of HarbourView
Vice President and    Asset Management Corporation (since April 2002) and of OFI
Portfolio Manager     Institutional Asset Management, Inc. (as of June 2002); Executive
since 2003            Director and senior fixed income analyst at Miller Anderson &
Age: 43               Sherrerd, a division of Morgan Stanley Investment Management

                      (April 1992-March 2002). A portfolio manager of 11 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Dimitrios             Vice President of the Manager since December 2001; High Yield
Kourkoulakos,         Analyst (1998-2001) and a Securities Analyst (1995-1998) of the
Vice President and    Manager. An officer of 3 portfolios in the OppenheimerFunds
Portfolio Manager     complex.
since 2002
Age: 39

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Christopher Leavy,    Senior Vice President of the Manager since September 2000;
Vice President and    portfolio manager of Morgan Stanley Dean Witter Investment
Portfolio Manager     Management (1997-September 2000). An officer of 8 portfolios in
since 2002            the OppenheimerFunds complex.

Age: 35
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Angelo Manioudakis,   Senior Vice President of the Manager (since April 2002), of
Vice President and    HarbourView Asset Management Corporation (since April, 2002 and
Portfolio Manager     of OFI Institutional Asset Management, Inc. (since June 2002);
since 2002            Executive Director and portfolio manager for Miller, Anderson &
Age: 39               Sherrerd, a division of Morgan Stanley Investment Management

                      (August 1993-April 2002). An officer of 14 portfolios in the
                      OppenheimerFunds complex.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Nikolaos D. Monoyios, Senior Vice President of the Manager since October 2003; a
Vice President and    Certified Financial Analyst. Formerly Vice President of the
Portfolio Manager     Manager (April 1998-September 2003). An officer of 6 portfolios
since 1999            in the OppenheimerFunds complex.
Age: 56
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

John O'Hare,          Vice President of the Manager since September 2003; Executive
Vice President and    Vice President and Portfolio Manager (June 2000-August 2003) and
Portfolio Manager     Portfolio Manager and Senior Vice President (August 1997-June
since 2003            2000) at Geneva Capital Management, Ltd. (an investment advisor).
Age: 47               Mr. O'Hare holds a BBA in Finance and Economics from the

                      University of Wisconsin and is a Chartered Financial Analyst. An
                      officer of 2 portfolios in the OppenheimerFunds complex.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Dr. Marc Reinganum,   Vice President of the Manager since September 2002; a Director of
Vice President and    Quantitative Research and Portfolio Strategist for Equities; the
Portfolio Manager     Mary Jo Vaughn Rauscher Chair in Financial Investments at
since 2003            Southern Methodist University since 1995. At Southern Methodist
Age: 52               University he also served as the Director of the Finance

                      Institute, Chairman of the Finance Department, President of the
                      Faculty at the Cox School of Business and member of the Board of
                      Trustee Investment Committee. An officer of 3 portfolios in the
                      OppenheimerFunds complex.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Arthur P. Steinmetz,  Senior Vice President of the Manager (since March 1993) and of
Vice President and    HarbourView Asset Management Corporation (since March 2000). An
Portfolio Manager     officer of 4 portfolios in the OppenheimerFunds complex.
since 1993
Age: 47

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Barry D. Weiss,       Vice President of the Manager (since July 2001) and of
Vice President and    HarbourView Asset Management Corporation (since June 2003); an
Portfolio Manager     officer of 6 portfolios in the OppenheimerFunds complex. Formerly
since 2001            Assistant Vice President and Senior Credit Analyst of the Manager
Age: 41               (February 2000-June 2001). Prior to joining the Manager in
                      February 2000, he was Associate Director, Structured Finance,
                      Fitch IBCA Inc. (April 1998-February 2000).

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

William L. Wilby,     Senior Vice President (since July 1994) and Senior Investment
Vice President and    Officer, Director of Equities (since July 2004) of the Manager.
Portfolio Manager     Formerly, Senior Investment Officer, Director of International
 since 2005           Equities of the Manager (May 2000-July 2004) and Senior Vice
Age: 61               President of HarbourView Asset Management Corporation (May
                      1999-November 2001). An officer of 6 portfolios in the
                      OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Carol E. Wolf,        Senior Vice President of the Manager (since June 2000) and of
Vice President and    HarbourView Asset Management Corporation (since June 2003); an
Portfolio Manager     officer of 6 portfolios in the OppenheimerFunds complex. Formerly
since 1998            Vice President of the Manager (June 1990-June 2000).

Age: 54
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Mark Zavanelli,       Vice President of the Manager since November 2000; a Chartered
Vice President and    Financial Analyst; an officer of 3 portfolios in the
Portfolio Manager     OppenheimerFunds complex.

since 2001
Age: 35
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Mark S. Vandehey,     Senior Vice President and Chief Compliance Officer of the Manager
Vice President and    (since March 2004); Vice President of OppenheimerFunds
Chief Compliance      Distributor, Inc., Centennial Asset Management Corporation and
Officer since 2004    Shareholder Services, Inc. (since June 1983); Vice President and
Age: 55               Director of Internal Audit of the Manager (1997-February 2004).

                      An officer of 86 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Brian W. Wixted,      Senior Vice President and Treasurer of the Manager (since March
Treasurer and         1999); Treasurer of the following: HarbourView Asset Management
Principal Financial   Corporation, Shareholder Financial Services, Inc., Shareholder
& Accounting Officer  Services, Inc., Oppenheimer Real Asset Management Corporation,
since 1999            and Oppenheimer Partnership Holdings, Inc. (since March 1999),
Age: 46               OFI Private Investments, Inc. (since March 2000),

                      OppenheimerFunds International Ltd. and OppenheimerFunds plc
                      (since May 2000), OFI Institutional Asset Management, Inc. (since
                      November 2000), and OppenheimerFunds Legacy Program (since June
                      2003); Treasurer and Chief Financial Officer of OFI Trust Company
                      (trust company subsidiary of the Manager) (since May 2000);
                      Assistant Treasurer of the following: OAC (since March 1999),
                      Centennial Asset Management Corporation (March 1999-October 2003)
                      and OppenheimerFunds Legacy Program (April 2000-June 2003);
                      Principal and Chief Operating Officer of Bankers Trust
                      Company-Mutual Fund Services Division (March 1995-March 1999). An
                      officer of 86 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Brian Petersen,       Assistant Vice President of the Manager (since August 2002);
Assistant Treasurer   Manager/Financial Product Accounting of the Manager (November

since 2004            1998-July 2002). An officer of 86 portfolios in the
Age: 35               OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Brian C. Szilagyi,    Assistant Vice President of the Manager (since July 2004);
Assistant Treasurer   Director of Financial Reporting and Compliance of First Data
since 2005            Corporation (April 2003-July 2004); Manager of Compliance of
Age: 35               Berger Financial Group LLC (May 2001-March 2003); Director of

                      Mutual Fund Operations at American Data Services, Inc. (September
                      2000-May 2001). An officer of 86 portfolios in the
                      OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Robert G. Zack,       Executive Vice President (since January 2004) and General Counsel
Vice President and    (since March 2002) of the Manager; General Counsel and Director
Secretary             of the Distributor (since December 2001); General Counsel of
since 2001            Centennial Asset Management Corporation (since December 2001);
Age: 57               Senior Vice President and General Counsel of HarbourView Asset

                      Management Corporation (since December 2001); Secretary and
                      General Counsel of OAC (since November 2001); Assistant Secretary
                      (since September 1997) and Director (since November 2001) of
                      OppenheimerFunds International Ltd. and OppenheimerFunds plc;
                      Vice President and Director of Oppenheimer Partnership Holdings,
                      Inc. (since December 2002); Director of Oppenheimer Real Asset
                      Management, Inc. (since November 2001); Senior Vice President,
                      General Counsel and Director of Shareholder Financial Services,
                      Inc. and Shareholder Services, Inc. (since December 2001); Senior
                      Vice President, General Counsel and Director of OFI Private
                      Investments, Inc. and OFI Trust Company (since November 2001);
                      Vice President of OppenheimerFunds Legacy Program (since June
                      2003); Senior Vice President and General Counsel of OFI
                      Institutional Asset Management, Inc. (since November 2001);
                      Director of OppenheimerFunds (Asia) Limited (since December
                      2003); Senior Vice President (May 1985-December 2003), Acting
                      General Counsel (November 2001-February 2002) and Associate
                      General Counsel (May 1981-October 2001) of the Manager; Assistant
                      Secretary of the following: Shareholder Services, Inc. (May
                      1985-November 2001), Shareholder Financial Services, Inc.
                      (November 1989-November 2001), and OppenheimerFunds International
                      Ltd. (September 1997-November 2001). An officer of 86 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Lisa I. Bloomberg,    Vice President and Associate Counsel of the Manager (since May
Assistant Secretary   2004); First Vice President (April 2001-April 2004), Associate
since 2004            General Counsel (December 2000-April 2004), Corporate Vice
Age: 38               President (May 1999-April 2001) and Assistant General Counsel

                      (May 1999-December 2000) of UBS Financial Services Inc.
                      (formerly, PaineWebber Incorporated). An officer of 86 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Kathleen T. Ives,     Vice President (since June 1998) and Senior Counsel and Assistant
Assistant Secretary   Secretary (since October 2003) of the Manager; Vice President
since 2001            (since 1999) and Assistant Secretary (since October 2003) of the
Age: 40               Distributor; Assistant Secretary of Centennial Asset Management

                      Corporation (since October 2003); Vice President and Assistant
                      Secretary of Shareholder Services, Inc. (since 1999); Assistant
                      Secretary of OppenheimerFunds Legacy Program and Shareholder
                      Financial Services, Inc. (since December 2001); Assistant Counsel of the Manager (August 1994-October 2003). An officer of 86 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Phillip S. Gillespie, Senior Vice President and Deputy General Counsel of the Manager
Assistant Secretary   (since September 2004); First Vice President (2000-September
since 2004            2004), Director (2000-September 2004) and Vice President
Age: 42               (1998-2000) of Merrill Lynch Investment Management. An officer of

                      86 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------

|X|   Remuneration of the Officers and Trustees. The officers and the interested Trustee of the Funds who are affiliated with the Manager receive no salary or fee from the Funds. The Independent Trustees received the compensation shown below from the Funds for serving as a Trustee and member of a committee (if applicable), with respect to the Funds' fiscal year ended
December 31, 2005. The total compensation, including accrued retirement benefits, from the Funds and fund complex represents compensation received for serving as a Trustee and member of a committee (if applicable) of the
Boards of the Funds and other funds in the OppenheimerFunds complex during the calendar year ended December 31, 2005.

---------------------------------------------------------------------------------
Name of Trustee and Other     Aggregate Compensation    Total Compensation From
                                                          the Trust and Fund
                             From the Trust(1) Fiscal         Complex(2)
Trust Position(s) (as         year ended December 31,         Year ended
applicable)                            2005                December 31, 2005
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William L. Armstrong                  $35,825                  $178,000

Chairman of the Board and
Governance Committee Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert G. Avis                        $23,852                  $118,500

Review Committee Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George C. Bowen                       $23,852                  $118,500

Audit Committee Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward L. Cameron                     $27,374                  $136,000

Audit Committee Chairman
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jon S. Fossel                         $25,019                  $124,100

Review Committee Chairman
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Sam Freedman                          $23,852                  $118,500

Review Committee Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Beverly Hamilton                    $21,933(3)                 $107,175

Review Committee Member and
Governance Committee Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert J. Malone                    $27,516(4)                 $134,868

Governance Committee
Chairman and
Audit Committee Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

F. William Marshall, Jr.              $23,852                 $169,500(5)

Audit Committee Member and
Governance Committee Member
---------------------------------------------------------------------------------
1.    "Aggregate Compensation From the Trust" includes fees and deferred compensation, if any.
2.    In accordance with SEC regulations, for purposes of this section only,
   "Fund Complex" includes the Oppenheimer funds, the MassMutual
   Institutional Funds, the MassMutual Select Funds and the MML Series
   Investment Fund, the investment adviser for which is the indirect parent company of the Trust's Manager. The Manager also serves as the Sub-Advisor to the following: MassMutual Premier International Equity Fund, MassMutual
   Premier Main Street Fund, MassMutual Premier Strategic Income Fund,
   MassMutual Premier Capital Appreciation Fund, and MassMutual Premier
   Global Fund. The Manager does not consider MassMutual Institutional Funds,
   MassMutual Select Funds and MML Series Investment Fund to be part of the
   OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.

3.    Includes $21,933 deferred by Ms. Hamilton under the "Deferred
   Compensation Plan" described below.
4.    Includes $27,516 deferred by Mr. Malone under the "Deferred
   Compensation Plan" described below.

5.    Includes $51,000 compensation paid to Mr. Marshall for serving as a
   Trustee for MassMutual Select Funds and MML Series Investment Fund.

|X|   Deferred Compensation Plan For Trustees. The Board of Trustees has
adopted a Deferred Compensation Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Funds. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the
Trustee. The amount paid to the Trustee under the plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.

      Deferral of Trustees' fees under the plan will not materially affect the Funds' assets, liabilities or net income per share. The plan will not obligate the Funds to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, , the Funds may invest in the funds selected by the
Trustees under the plan without shareholder approval for the limited purpose of determining the value of the Trustees' deferred compensation account.

|X|   Major Shareholders. As of March 31, 2006, the only persons or entities who owned of record or were known by the Funds to own beneficially 5% or more of any class of the Funds' outstanding shares were the Manager and the following insurance companies and their respective affiliates, such shares were held as shown in Appendix D:

Allianz Life Insurance Company of North America ("Allianz"), Minneapolis, MN;
(ii)  Allmerica Financial Life Insurance and Annuity Company ("Allmerica
      Financial"), Worcester, MA;
(iii) Allstate Financial Advisors ("Allstate Financial"), Lincoln, NE;
(iv)  Allstate Life Insurance Company of New York ("Allstate Life of NY"),
      Vernon Hills, IL;
(v)   Allstate Life Insurance Company ("Allstate Life Ins. Co."), Vernon
      Hills, IL;
(vi)  American Enterprise Life Insurance Company ("American Express"),
      Minneapolis, MN;
(vii) American General Annuity Insurance Company ("American General"),
      Houston, TX;
(viii)......Cuna Mutual Life Insurance Company ("Cuna"), Waverly, IA;
(ix)  First Security Benefit Life Insurance and Annuity Company of New York
      ("Security Benefit"), White Plains, NY;
(x)   GE Life and Annuity Assurance Company ("GE"), Richmond, VA;
(xi)  Hartford Life Annuity Insurance Company ("Hartford Life Annuity"),
      Simsbury, CT;
(xii) Hartford Life Insurance Company ("Hartford Life Ins. Co"), Simsbury, CT;
(xiii)......IDS Life Insurance Company ("IDS Life"), Minneapolis, MN;
(xiv) ING Life Insurance and Annuity Company ("ING"), Hartford, CT;
(xv)  Kemper Investors Life Insurance Company ("Kemper"), Schaumburg, IL;
(xvi) Lincoln Benefit Life Company ("Lincoln Benefit"), Lincoln, NE;
(xvii)......Mass Mutual Life Insurance Company ("Mass Mutual"), Springfield,
      MA;
(xviii).....Merrill Lynch, Pierce, Fenner, & Smith, Inc. ("Merrill Lynch"),
      Jacksonville, FL;
(xix) Minnesota Life Insurance Company ("Minnesota Life"), St. Paul, MN;
(xx)  Mony Life Insurance Company of America ("Mony Life"), New York, NY;
(xxi) Nationwide Life Insurance Company ("Nationwide"), Columbus, OH;
(xxii)......Protective Life Insurance Company ("Protective"), Birmingham, AL;
(xxiii).....Sage Life Assurance of America ("Sage"), Wethersfield, CT;
(xxiv)......Sun Life Assurance Company of Canada (U.S.) ("Sun Life
      Financial"), Wellesley Hills, MA and
(xxv) The Travelers Insurance Company ("Travelers"), Hartford, CT.

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

      |X|   Code of Ethics. The Funds (except Money Fund/VA), the Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers that would compete with or take advantage of the Funds' portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Funds and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Funds, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Funds' registration statement filed with the SEC and can be reviewed and copied at the SEC's Public
Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at
1.202.942.8090. The Code of Ethics can also be viewed as part of the Funds'
registration statement on the SEC's EDGAR database at the SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:
publicinfo@sec.gov or by writing to the SEC's Public Reference Section,
Washington, D.C. 20549-0102.

|X|   Portfolio Proxy Voting. The Funds (except Money Fund/VA) have adopted
Portfolio Proxy Voting Policies and Procedures under which the Funds votes proxies relating to securities ("portfolio proxies") held by the Funds. The
Funds' primary consideration in voting portfolio proxies are the financial interests of the Funds and their shareholders. The Funds have retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Funds' Portfolio Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Portfolio Proxy Voting Policies and
Procedures include provisions to address conflicts of interest that may arise between the Funds and the Manager or the Manager's affiliates or business relationships. Such a conflict of interest may arise, for example, where the
Manager or an affiliate of the Manager manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity. The Manager and its affiliates generally seek to avoid such conflicts by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. Additionally, the Manager employs the following two procedures:
(1) if the proposal that gives rise to the conflict is specifically addressed in the Guidelines, the Manager will vote the portfolio proxy in accordance with the Guidelines, provided that they do not provide discretion to the
Manager on how to vote on the matter; and (2) if such proposal is not specifically addressed in the Guidelines or the Guidelines provide discretion to the Manager on how to vote, the Manager will vote in accordance with the third-party proxy voting agent's general recommended guidelines on the proposal provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent. If neither of the previous two procedures provides an appropriate voting recommendation, the
Manager may retain an independent fiduciary to advise the Manager on how to vote the proposal or may abstain from voting. The Guidelines' provisions with respect to certain routine and non-routine proxy proposals are summarized below:
o     The Funds generally vote with the recommendation of the issuer's management on routine matters, including ratification of the independent registered public accounting firm, unless circumstances indicate otherwise.
o     The Funds evaluate nominees for director nominated by management on a case-by-case basis, examining the following factors, among others:
         Composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance and the nominee's investment in the company.
o     In general, the Funds oppose anti-takeover proposals and supports the elimination, or the ability of shareholders to vote on the preservation or elimination, of anti-takeover proposals, absent unusual circumstances.
o     The Funds support shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a
         super-majority vote requirement.
o     The Funds oppose proposals to classify the board of directors.
o     The Funds support proposals to eliminate cumulative voting.
o     The Funds oppose re-pricing of stock options without shareholder approval.
o     The Funds generally consider executive compensation questions such as stock option plans and bonus plans to be ordinary business activity.
         The Funds analyze stock option plans, paying particular attention to their dilutive effect. While the Funds generally support management proposals, the Funds oppose plans it considers to be excessive.

      The Funds are required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds' Form N-PX filing are available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677 and (ii) on the
SEC's website at www.sec.gov.

|X|   The Investment Advisory Agreements. The Manager provides investment advisory and management services to each Fund under an investment advisory agreement between the Manager and the Trust for each Fund. The Manager selects securities for the Funds' portfolios and handles their day-to-day business. The portfolio managers of the Funds are employed by the Manager and are the persons who are principally responsible for the day-to-day management of the Funds' portfolios. Other members of the Manager's investment teams provide the portfolio managers with counsel and support in managing the
Funds' portfolios as appropriate.

      The agreements require the Manager, at its expense, to provide the
Funds with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the
Funds. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Funds.

    The Funds pay expenses not expressly assumed by the Manager under the advisory agreements, or by the Distributor under the General Distributor's
Agreements for Service shares. The advisory agreement lists examples of expenses paid by the Funds. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Funds to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of each of the Funds as a whole. Prior to May 1, 1999, the advisory agreement for MidCap Fund/VA did not include a breakpoint above $800 million. Whenever more than one class of shares is issued, the fees are allocated to each class of shares based upon the relative proportion of a Fund's net assets represented by that class.

    The Agreements contain no expense limitation. However, from January 1,
2002 to December 17, 2002, the Manager had undertaken to voluntarily reduce the management fee of Strategic Bond Fund/VA, if the relative performance of that Fund was at or below the following criteria. If the trailing 12-month performance of Strategic Bond Fund/VA at the end of any calendar quarter were ranked by Lipper, Inc. ("Lipper") in the fifth quintile of the Lipper peer group for that Fund (funds dedicated to variable insurance products in
Lipper's general bond funds category), the Manager had undertaken to reduce the management fee for that Fund by 0.10% for the following fiscal quarter and for each quarter thereafter until its performance improved, and if ranked in the fourth quintile of that peer group, the Manager had undertaken to reduce the management fee by 0.05% for the following fiscal quarter and for each quarter thereafter until its performance improved.

------------------------------------------------------------------------------
            Management Fees for the Fiscal Year Ended December 31
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Fund                             2003             2004             2005
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Balanced Fund/VA              $3,526,680       $4,101,747       $4,290,435
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Capital Appreciation          $9,930,998       $12,193,670      $12,603,901
Fund/VA
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Core Bond Fund/VA             $4,954,407       $4,013,043       $3,446,635
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Global Securities Fund/VA     $12,206,333      $18,297,753      $18,210,907
------------------------------------------------------------------------------
------------------------------------------------------------------------------
High Income Fund/VA           $3,196,862       $4,058,869       $4,222,535
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Main Street Fund(R)/VA          $7,442,344       $9,708,725       $10,549,666
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Main Street Small Cap          $338,340        $1,070,988       $1,936,534
Fund(R)/VA
------------------------------------------------------------------------------
------------------------------------------------------------------------------
MidCap Fund/VA                $7,110,272       $7,692,943       $8,080,149
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Money Fund/VA                 $1,424,167        $982,603         $839,327
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Strategic Bond Fund/VA        $3,673,166       $5,203,309       $6,559,031
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Value Fund/VA                   $23,894          $25,294          $21,587
------------------------------------------------------------------------------

      The investment advisory agreements state that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Funds sustains for any investment, adoption of any investment policy, or the purchase, sale or retention of any security.

      The agreements permit the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to a Fund, the Manager may withdraw the right of that Fund to use the name "Oppenheimer" as part of its name.

Portfolio Managers. Each Fund's portfolio is managed by the following:

Fund Name                  Portfolio Manager(s)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Balanced Fund/VA           Emmanuel Ferreira, Christopher Leavy, Angelo
                           Manioudakis, Antulio Bomfim, Geoffrey Caan and
                           Benjamin J. Gord
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Capital Appreciation       Marc L. Baylin and William L. Wilby
Fund/VA
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Core Bond Fund/VA          Angelo Manioudakis, Antulio Bomfim, Geoffrey Caan and
                           Benjamin J. Gord
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Global Securities Fund/VA  Rajeev Bhaman
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
High Income Fund/VA        Dimitrios Kourkoulakos
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Main Street Fund(R)/VA       Nikolaos D. Monoyios and Marc Reinganum
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Main Street Small Cap      Nikolaos D. Monoyios and Mark Zavanelli
Fund(R)/VA
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
MidCap Fund/VA             John O'Hare
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Money Fund/VA              Barry D. Weiss and Carol E. Wolf
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Strategic Bond Fund/VA     Arthur P. Steinmetz
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Value Fund/VA              Christopher Leavy
----------------------------------------------------------------------------------

      Each of the above individuals is referred to as "Portfolio Manager" and collectively they are referred to as the "Portfolio Managers". They are the persons who are responsible for the day-to-day management of each Fund's respective investments.

|X|   Other Accounts Managed. In addition to managing the Fund's investment portfolio, Messrs. O'Hare, Ferreira, Leavy, Manioudakis, Bomfim, Caan, Gord,
Baylin, Wilby, Bhaman, Kourkoulakos, Monoyios, Reinganum, Zavanelli, Weiss
and Steinmetz and Ms. Wolf also manage other investment portfolios or accounts on behalf of the Manager or its affiliates. The following tables provide information regarding those portfolios and accounts as of December
31, 2005. Except for one registered investment company managed by Messrs.
Wilby and Bhaman no portfolio or account has a performance-base advisory fee:

Fund Name and            RegistereTotal     Other    Total      Other   Total
                                  Assets             Assets in
                                  in                 Other
                                  RegisteredPooled   Pooled             Assets

                         InvestmenInvestmentInvestmenInvestment         in Other  2)
                         CompaniesCompanies Vehicles Vehicles   AccountsAccounts
Portfolio Managers       Managed  Managed(1)Managed  Managed(1) Managed Managed(1,

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Balanced Fund/VA
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Emmanuel Ferreira           4     $3,389.1    None      None     None     None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Christopher Leavy           11    $9,640.3     1       $10.5       1      $65.7

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Angelo Manioudakis          17    $11,868.07   6       $194.8      1      $39.5

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Antulio Bomfim              14    $11,356.6    6       $194.8      1      $39.5

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Geoffrey Caan               14    $11,356.6    6       $194.8      1      $39.5

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Benjamin J. Gord            14    $11,356.6    6       $194.8      1      $39.5

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Capital Appreciation
Fund/VA
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Marc L. Baylin              4     $13,006.7   None      None     None     None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

William L. Wilby            4     $13,006.7   None      None     None     None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Core Bond Fund/VA
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Angelo Manioudakis          17    $12,018.2    6       $194.8      1      $39.5

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Antulio Bomfim              14    $11,506.7    6       $194.8      1      $39.5

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Geoffrey Caan               14    $11,506.7    6       $194.8      1      $39.5

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Benjamin J. Gord            14    $11,506.7    6       $194.8      1      $39.5

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Global Securities
Fund/VA
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Rajeev Bhaman               11    $19,592.9    2       $177.6    None     None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
High Income Fund/VA
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Dimitrios Kourkoulakos      2     $2,889.3    None      None     None     None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Main Street Fund(R)/VA
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Nikolaos D. Monoyios        10    $21,664.8    1       $22.9     None     None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Marc Reinganum              8     $14,863.8   None      None     None     None

----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Main Street Small Cap
Fund(R)/VA

-----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Nikolaos D. Monoyios        10    $23,025.8    1       $22.9       4      $69.5

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Mark Zavanelli              2     $6,039.4    None      None     None     None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
MidCap Fund/VA
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

John O'Hare                 1     $1,218.5    None      None     None     None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Money Fund/VA
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Barry D. Weiss              4     $25,487.5   None      None     None     None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Carol E. Wolf               4     $25,487.5   None      None     None     None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Strategic Bond Fund/VA
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Arthur P. Steinmetz         4     $11,010.8    3       $55.3       4    $1,004.3

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Value Fund/VA
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Christopher Leavy           11    $10,229.7    1       $10.5       1      $65.7

----------------------------------------------------------------------------------

1.    In millions.
2.    Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

      The following table provides information regarding the account managed by Mr. Wilby and Mr. Bhaman that has an advisory fee based on performance:

      Portfolio Manager     Registered          Total Assets in
                            Investment       Registered Investment
                         Companies Managed    Companies Managed(1)

      ----------------------------------------------------------------
      ----------------------------------------------------------------

      Rajeev Bhaman              1                   $144.9

      ----------------------------------------------------------------
      ----------------------------------------------------------------

      William L. Wilby           1                   $144.9

      ----------------------------------------------------------------

      1.    In millions.

      As indicated above, each of the Portfolio Managers also manages other funds and accounts. Potentially, at times, those responsibilities could conflict with the interests of the Funds. That may occur whether the investment strategies of the other funds or accounts are the same as, or different from, the Funds' investment objectives and strategies. For example, a Portfolio Manager may need to allocate investment opportunities between a
Fund and another fund or account having similar objectives or strategies, or a Portfolio Manager may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by a Fund. Not all funds and accounts advised by the Manager have the same management fee. If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of a Fund, the
Manager could have an incentive to favor the other fund or account. However, the Manager's compliance procedures and Code of Ethics recognize the
Manager's fiduciary obligations to treat all of its clients, including the
Funds, fairly and equitably, and are designed to preclude the Portfolio
Managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At various times, the Funds' Portfolio Managers may manage other funds or accounts with investment objectives and strategies that are similar to those of the Funds, or may manage funds or accounts with investment objectives and strategies that are different from those of the
Funds.

|X|   Compensation of the Portfolio Managers. The Funds' Portfolio Managers
are employed and compensated by the Manager, not the Fund. Under the
Manager's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers and analysts' interests with the success of the funds and accounts and their shareholders. The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of
December 31, 2005, each Portfolio Managers' compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent. Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan.

      To help the Manager attract and retain talent, the base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions.
The annual discretionary bonus is determined by senior management of the
Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against, an appropriate
Lipper benchmark selected by management. The Lipper benchmark with respect to each Fund is as follows:

Fund Name                  Lipper Benchmark
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Balanced Fund/VA           Lipper Mixed Equity - Balanced Funds
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Capital Appreciation       Lipper U.S. Diversified Equity - Large-Cap Core
Fund/VA                    Funds
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Core Bond Fund/VA          Lipper Short-Intermediate Corporate - Intermediate
                           Investment Grade Funds
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Global Securities Fund/VA  Lipper Global Multi-Cap Growth Funds
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
High Income Fund/VA        Lipper High Current Yield Funds
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Main Street Fund(R)/VA       Lipper U.S. Diversified Equity - Large-Cap Core
                           Funds
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Main Street Small Cap      Lipper U.S. Diversified Equity - Small-Cap Core
Fund(R)/VA                   Funds
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
MidCap Fund/VA             Lipper Mid-Cap Growth Funds
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Money Fund/VA              Lipper Money Market Instrument Funds
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Strategic Bond Fund/VA     Lipper Multi-Sector Income Funds
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Value Fund/VA              Lipper U.S. Diversified Equity - Large-Cap Value
                           Funds
-------------------------------------------------------------------------------

      Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The Portfolio Managers' compensation is not based on the total value of the Fund's portfolio assets, although the Fund's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other funds and accounts managed by the Portfolio Managers. Except for one portfolio managed by Messrs. Wilby and Bhaman, the compensation structure of the other funds and accounts managed by the Portfolio Managers is the same as the compensation structure of the Fund, described above. A portion of the Portfolio Managers'
compensation with regard to that portfolio may, under certain circumstances, include an amount based in part on the amount of the fund`s management fee.

|X|   Ownership of Fund Shares. As of December 31, 2005, the Portfolio
Managers did not beneficially own any shares of the Funds, which are sold only through insurance companies to their contract owners.

Brokerage Policies of the Funds

Brokerage Provisions of the Investment Advisory Agreements. One of the duties of the Manager under the investment advisory agreements is to arrange the portfolio transactions for the Funds. The advisory agreements contain provisions relating to the employment of broker-dealers to effect the Funds'
portfolio transactions. The Manager is authorized by the advisory agreements to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act, that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the
Funds to obtain, at reasonable expense, the "best execution" of the Funds'
portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable. The Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Funds as established by its
Board of Trustees.

      Under the investment advisory agreements, in choosing brokers to execute portfolio transactions for the Funds, the Manager may select brokers
(other than affiliates) that provide both brokerage and research services to the Funds. The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Funds subject to the provisions of the investment advisory agreements and other applicable rules and procedures described below.

      The Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers, together with the portfolio traders' judgment as to the execution capability of the broker or dealer. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

      For the Equity Funds, transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Funds may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions that are available in U.S. markets.
Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions executed in the secondary market. Otherwise brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the Funds ordinarily use the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

      For the Fixed-Income Funds, most securities purchases made by the Fund are in principal transactions at net prices. The Funds usually deal directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker. Therefore, the Funds do not incur substantial brokerage costs. Portfolio securities purchased from underwriters include a commission or concession paid by the issuer to the underwriter in the price of the security. Portfolio securities purchased from dealers include a spread between the bid and asked price. In an option transaction, the Funds ordinarily use the same broker for the purchase or sale of the option and any transaction in the investment to which the option relates.

      Other accounts advised by the Manager have investment policies similar to those of the Funds. Those other accounts may purchase or sell the same securities as a Fund at the same time as a Fund, which could affect the supply and price of the securities. If two or more accounts advised by the
Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the funds' shares by
(1) directing to that broker or dealer any of the funds' portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the funds' portfolio transactions, that were effected by another broker or dealer
(these latter arrangements are considered to be a type of "step-out"
transaction). In other words, a fund and its investment adviser cannot use the funds' brokerage for the purpose of rewarding broker-dealers for selling the funds' shares.

      However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted procedures
(and the Funds' Board of Trustees has approved those procedures) that permit the Funds to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Funds, subject to the "best execution" considerations discussed above. Those procedures are designed to prevent: (1) the Manager's personnel who effect the Funds' portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Funds shares when allocating the Funds' portfolio transactions, and (2) the Funds, the Manager and the Distributor from entering into agreements or understandings under which the Manager directs or is expected to direct the Funds' brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Funds' shares or the shares of any of the other
Oppenheimer funds.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful both to the Funds and to one or more of the other accounts advised by the Manager or its affiliates. Investment research may be supplied to the Manager by the broker or by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      Although the Manager currently does not do so, the Board of Trustees may permit the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of
Trustees may also permit the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Funds' portfolio or are being considered for purchase. The
Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

      During the fiscal years ended December 31, 2003, 2004 and 2005, the
Fund paid the total brokerage commissions indicated in the chart below:

-------------------------------------------------------------------------------

Fund                          Total Brokerage Commissions Paid by the Funds*

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                  2003             2004             2005

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Balanced Fund/VA                $827,890         $469,058         $259,679
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Capital Appreciation           $2,183,642       $2,011,561       $2,658,662
Fund/VA
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Core Bond Fund/VA               $84,234          $87,671             $0
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Global Securities Fund/VA      $2,836,950       $2,189,386       $2,386,971
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
High Income Fund/VA              $2,592           $1,548          $11,177
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Main Street Fund(R)/VA           $1,722,472       $2,947,503       $3,270,106
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Main Street Small Cap           $214,694         $838,394         $909,907
Fund(R)/VA
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
MidCap Fund/VA                 $3,477,965       $1,221,917        $748,400
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Strategic Bond Fund/VA          $63,992          $70,285          $66,483
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Value Fund/VA                   $17,817           $8,813           $5,335
-------------------------------------------------------------------------------
  *  Amounts do not include spreads or commissions on principal transactions on a net trade basis.

      During the fiscal year ended December 31, 2005, the Fund paid the following amounts in commissions to firms that provide brokerage and research services to the Fund with respect to the aggregate portfolio transactions indicated. All such transactions were on a "best execution" basis, as described above. The provision of research services was not necessarily a factor in the placement of all such transactions.

-------------------------------------------------------------------------------

Fund                           Commissions Paid to     Aggregate Transactions
                               Firms that Provide      by Firms that Provide

                                    Research                  Research
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Balanced Fund/VA                    $218,454                $178,324,925
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Capital Appreciation               $2,172,658              $2,161,873,789
Fund/VA
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Core Bond Fund/VA                      $0                        $0
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Global Securities Fund/VA          $1,982,447              $1,394,109,146
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
High Income Fund/VA                    $0                        $0
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Main Street Fund(R)/VA                $573,537               $1,004,257,203
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Main Street Small Cap               $238,421                $286,280,344
Fund(R)/VA
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
MidCap Fund/VA                      $576,046                $676,180,349
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Strategic Bond Fund/VA                 $0                        $0
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Value Fund/VA                        $4,442                  $4,031,385
-------------------------------------------------------------------------------

Distribution and Service Plans (Service Shares and Class 4 Shares)

The Distributor. Under its General Distributor's Agreement with each Fund,
OppenheimerFunds Distributor, Inc. ("OFDI" or the "Distributor") will act as the principal underwriter for the Funds' Service shares and Class 4 shares only.

      Each Fund has adopted a Distribution and Service Plan under Rule 12b-1 of the Investment Company Act (a "Plan") for its Service shares and Class 4 shares, although as of December 31, 2004, only Global Securities Fund/VA offered Class 4 shares. Each Fund that offers Service shares and/or Class 4 shares will make compensation payments to the Distributor in connection with the distribution and/or servicing of those shares. The Distributor will pay insurance company separate account sponsors and other entities that offer and/or provide services to Service shares and Class 4 shares, as described in the applicable Fund's Prospectus. Each Plan has been approved by a vote of
(i) the Board of Trustees of the Trust, including a majority of the
Independent Trustees, cast in person at a meeting called for the purpose of voting on that Plan, and (ii) the Manager as the then-sole initial holder of such shares.

      Under the Plans, the Funds currently use the fees it receives to pay insurance company separate account sponsors or their affiliates (each is referred to as a "Recipient") for personal services and account maintenance services they provide for their customers who hold Service and Class 4 shares. The services include, among others, answering customer inquiries about the Funds, assisting in establishing and maintaining accounts in the
Funds, and providing other services at the request of a Fund.

      Under the Plans, no payment will be made to any Recipient in any period if the aggregate net assets of a Fund's Service and Class 4 shares held by the Recipient for itself and its customers did not exceed a minimum amount, if any, that may be determined from time to time by a majority of the Trust's
Independent Trustees. The Plans provide for a fee of 0.25% of average annual net assets (although the Board of Trustees had set the fee at 0.15% of average net assets for all series prior to May 1, 2003). As of December 31,
2005, the Board had set no minimum asset amount. For the fiscal year ended
December 31, 2005, all payments made under the Service share Plan were paid by the Distributor, to Recipients (including Recipients affiliated with the
Manager).

      The Service shares class payments during the fiscal year ended December
31, 2005, for all Funds having Service shares outstanding as of that date, were as follows:

--------------------------------------------------------------------------
                    Fund                       Service Plan Payments by
                                                         OFDI
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA Service Shares            $182,249
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA               $751,102
Service Shares
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA Service Shares            $17,979
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                 $1,031,019
Service Shares
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA Class 4          $153,083
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Oppenheimer High Income Fund/VA Service                $352,904
Shares
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Oppenheimer Main Street Fund(R)/VA Service             $1,122,003
Shares
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA             $550,413
Service Shares
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA Service Shares               $71,776
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA Service            $1,018,455
Shares
--------------------------------------------------------------------------

      Under the Plans, the Manager and the Distributor may make payments to affiliates. In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Funds, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Funds' shares. These payments, some of which may be referred to as "revenue sharing," may relate to the Funds' inclusion on a financial intermediary's preferred list of funds offered to its clients.

      Unless a plan is terminated as described below, each Plan continues in effect from year to year but only if the Trust's Board of Trustees and its
Independent Trustees specially vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing each Plan. Each Plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding Service shares or Class 4 shares. The Board of Trustees and the
Independent Trustees must approve all material amendments to each plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment.

      While the plans are in effect and Service shares and/or Class 4 shares are outstanding, the Treasurer of the Trust shall provide separate written reports on each plan to the Board of Trustees at least quarterly for their review. The reports shall detail the amount of all payments made under a plan and the purpose or which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

Payments to Fund Intermediaries

Financial intermediaries may receive various forms of compensation or reimbursement from the Funds in the form of 12b-1 plan payments as described in the preceding section of this SAI. Additionally, the Manager and/or the
Distributor (including their affiliates) may make payments to financial intermediaries in connection with their offering and selling shares of the
Funds and other Oppenheimer funds, providing marketing or promotional support, transaction processing and/or administrative services. Among the financial intermediaries that may receive these payments are brokers, dealers or insurance agents who sell and/or hold shares of a fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager or Distributor. The payments to intermediaries vary by the types of product sold, the features of the funds share class and the role played by the intermediary.

      Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o     Payments made by the Funds, or by an investor buying or selling shares of the Funds may include:
o     ongoing asset-based payments attributable to the share class selected, including fees payable under the Funds' distribution and/or service plans adopted under Rule 12b-1 under the Investment
              Company Act, which are paid from the Funds' assets and
              allocated to the class of shares to which the plan relates (see
              "About the Funds -- Distribution and Service Plans" above);
o     shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other
              administrative or shareholder services, which are paid from the assets of a Fund as reimbursement to the Manager or Distributor for expenses they incur on behalf of the Funds.

o     Payments made by the Manager or Distributor out of their respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by the Funds. These payments are made at the discretion of the Manager and/or the Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Funds listed above.
o     These types of payments may reflect compensation for marketing support, support provided in offering the Funds or other Oppenheimer funds through certain trading platforms and programs,
              transaction processing or other services;
o     The Manager and Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any
              self-regulatory agency, such as the NASD. Payments are made based on the guidelines established by the Manager and
              Distributor, subject to applicable law.

      These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Funds or other
Oppenheimer funds, or to support the marketing or promotional efforts of the
Distributor in offering shares of the Funds or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Funds or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Funds' Prospectuses and this SAI. You should ask your financial intermediary for information about any payments it receives from the Funds, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

      Although dealers that sell Fund shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Funds or other Oppenheimer funds, a broker or dealer's sales of shares of the Funds or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Funds or such other Oppenheimer funds.

      Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,
o     transactional support, one-time charges for setting up access for the
         Funds or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
o     program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
o     placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives.

      Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

      For the year ended December 31, 2005, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the Manager or Distributor for marketing or program support:

Advantage Capital Corp./Financial     Advest, Inc.
Services Corp.
Aegon USA                             Aetna Retirement Services, Inc.
A.G. Edwards & Sons, Inc.             AIG Life
Allianz Life Insurance Company        Allmerica Financial Life Insurance
                                      and Annuity Co.
Allstate Financial Advisors           American Enterprise Life Insurance
American General Securities, Inc.     American General Annuity
Ameriprise Financial Services, Inc.   American Portfolio Financial
                                      Services, Inc.
Ameritas Life Insurance Corporation   Annuity Investors Life
Associated Securities                 AXA Advisors
Banc One Securities Corp.             BNY Investment Center, Inc.
Cadaret Grant & Co. Inc.              Charles Schwab - Great West Life
Chase Investment Services Corp.       CitiCorp Investment Services, Inc.
Citigroup Global Markets, Inc. (SSB)  CitiStreet
Citizens Bank of Rhode Island         CJM Planning Corp.
Columbus Life Insurance Company       Commonwealth Financial Network
CUNA Brokerage Services, Inc.         CUSO Financial Services, L.P.
Federal Kemper Life Assurance Company Financial Network (ING)
First Global Capital                  GE Financial Assurance - GE Life &
                                      Annuity
Glenbrook Life and Annuity Co.        Hartford
HD Vest                               HSBC Brokerage (USA) Inc.
ING Financial Advisers                ING Financial Partners
Jefferson Pilot Life Insurance        Jefferson Pilot Securities Corp.
Company
John Hancock Life Insurance Co.       Kemper Investors Life Insurance Co.
Legend Equities Corp.                 Legg Mason
Lincoln Benefit Life                  Lincoln Financial
Lincoln Investment Planning, Inc.     Lincoln National Life
Linsco Private Ledger                 MassMutual Financial Group and
                                      affiliates
McDonald Investments, Inc.            Merrill Lynch & Co. and affiliates
MetLife and affiliates                Minnesota Life Insurance Company
Mony Life Insurance Co.               Morgan Stanley Dean Witter, Inc.
Multi-Financial (ING)                 Mutual Service Corporation
National Planning Holdings, Inc.      Nationwide and affiliates
NFP                                   New York Life Securities, Inc.
Park Avenue Securities LLC            PFS Investments, Inc.
Prime Capital Services, Inc.          Primevest Financial Services, Inc.
                                      (ING)
Protective Life Insurance Co.         Prudential Investment Management
                                      Services LLC
Raymond James & Associates            Raymond James Financial Services
RBC Dain Rauscher Inc.                Royal Alliance
Securities America Inc.               Security Benefit Life Insurance Co.
Sentra Securities                     Signator Investments
Sun Life Assurance Company of Canada  SunAmerica Securities, Inc.
SunTrust Securities                   Thrivent
Travelers Life & Annuity Co., Inc.    UBS Financial Services Inc.
Union Central Life Insurance Company  United Planners
Valic Financial Advisors, Inc.        Wachovia Securities LLC
Walnut Street Securities (Met Life    Waterstone Financial Group
Network)
Wells Fargo Investments, LLC

      For the year ended December 31, 2005, the following firms, which in some cases are broker-dealers, received payments from the Manager or
Distributor for administrative or other services provided (other than revenue sharing arrangements), as described above:

ABN AMRO Financial Services Inc.      ACS HR Solutions LLC
Administrative Management Group       ADP Broker/Dealer Inc.
Aetna Financial Services              Alliance Benefit Group
American Stock Transfer & Trust Co    Ameriprise Financial Services, Inc.
Baden Retirement Plan Services LLC    Banc One Securities Corp.
BCG Securities                        Benefit Administration Company LLC
Benefit Administration Inc.           Benefit Plans Administrative
                                      Services
Benetech Inc.                         Bisys Retirement Services
Boston Financial Data Services Inc.   Ceridian Retirement Plan Services
Charles Schwab & Co Inc.              Charles Schwab Trust Company
Circle Trust Company                  Citigroup Global Markets Inc.
CitiStreet                            City National Bank
Columbia Funds Distributor Inc.       CPI Qualified Plan Consultants Inc.
Daily Access.Com Inc.                 Digital Retirement Solutions
DST Systems Inc.                      Dyatech LLC
Edgewood/Federated Investments        ERISA Administrative Services Inc.
Expert Plan Inc.                      FASCorp
FBD Consulting Inc.                   Fidelity Institutional Operations
                                      Co.
Fidelity Investments                  First National Bank of Omaha
First Trust Corp.                     First Trust-Datalynx
Franklin Templeton                    Geller Group LTD
GoldK Inc.                            Great West Life & Annuity Ins Co.
Hartford Life Insurance Co            Hewitt Associates LLC
ICMA-RC Services LLC                  Independent Plan Coordinators Inc.
ING                                   Ingham Group
Interactive Retirement Systems        Invesco Retirement Plans
Invesmart                             InWest Pension Management
John Hancock Life Insurance Co.       JPMorgan Chase & Co
JPMorgan Chase Bank                   July Business Services
Kaufman & Goble                       Leggette & Company Inc.
Lincoln National Life                 MassMutual Financial Group and
                                      affiliates
Matrix Settlement & Clearance         Mellon HR Solutions
Services
Mercer HR Services                    Merrill Lynch & Co., Inc.
Metavante 401(k) Services             Metlife Securities Inc.
MFS Investment Management             Mid Atlantic Capital Corp.
Milliman Inc.                         Morgan Stanley Dean Witter Inc.
National City Bank                    National Financial Services Corp.
Nationwide Investment Service Corp.   New York Life Investment Management
Northeast Retirement Services         Northwest Plan Services Inc.
Pension Administration and Consulting PFPC Inc.
Plan Administrators Inc.              PlanMember Services Corporation
Princeton Retirement Group Inc.       Principal Life Insurance Co
Programs for Benefit Plans Inc.       Prudential Retirement Insurance &
                                      Annuity Co
Prudential Retirement Services        PSMI Group
Putnam Investments                    Quads Trust Company
RSM McGladrey Retirement Resources    SAFECO
Standard Insurance Co                 Stanley Hunt DuPree Rhine
Stanton Group Inc.                    State Street Bank & Trust
Strong Capital Management Inc.        Symetra Investment Services Inc.
T Rowe Price Associates               Taylor Perky & Parker LLC
Texas Pension Consultants             The 401(K) Company
The Chicago Trust Company             The Retirement Plan Company LLC
The Vanguard Group                    TruSource
Unified Fund Services Inc.            Union Bank & Trust Co. (Nebraska)
USI Consulting Group (CT)             Valic Retirement Services Co
Wachovia Bank NA                      Web401k.com
Wells Fargo Bank NA                   Wilmington Trust Company
WySTAR Global Retirement Solutions

Performance of the Funds

Explanation of Performance Terminology. The Funds use a variety of terms to illustrate their investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below. The charts below show the
Funds' performance as of the Funds' most recent fiscal year end. You can obtain current performance information by calling the Funds' Transfer Agent at 1.800.981.2871 or by visiting the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

      The Funds' illustrations of their performance data in advertisements must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by a Fund of its performance data must include the average annual total returns for the advertised class of shares of that Fund.

      Use of standardized performance calculations enables an investor to compare the Funds' performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Funds' performance information as a basis for comparison with other investments:

o     Yields and total returns measure the performance of a hypothetical account in a Fund over various periods and do not show the performance of each shareholder's account. Your account's
         performance will vary from the model performance data if the participating insurance company selects to have dividends paid in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
o     The Funds' performance does not reflect the charges deducted from an investor's separate account by the insurance company or other sponsor of that separate account, which vary from product to product. If these charges were deducted, performance will be lower than as described in the Funds' Prospectus and Statement of
         Additional Information. In addition, the separate accounts may have inception dates different from those of the Funds. The sponsor for your insurance product can provide performance information that reflects those charges and inception dates.

o     The Funds' performance returns may not reflect the effect of taxes on dividends and capital gains distributions.
o     An investment in the Funds is not insured by the FDIC or any other government agency.
o     The principal value of the Funds' shares, its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.
o     The preceding statement does not apply to Money Fund/VA, which seeks to maintain a stable net asset value of $1.00 per share. There can be no assurance that Money Fund/VA will be able to do so.
o     When an investor's shares are redeemed, they may be worth more or less than their original cost.

o     Oppenheimer MidCap fund/VA did not adopt its investment policy on investing in mid-cap stokcs (see page 40) until April 30, 2006.
o     Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns. The Funds' total returns should not be expected to be the same as the returns of other
         Oppenheimer funds, whether or not such other funds have the same portfolio managers and/or similar names.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The yields and total returns of each class of shares of the Funds are affected by market conditions, the quality of that Fund's investments, the maturity of debt investments, the types of investments that Fund holds, and its operating expenses that are allocated to the particular class.

      |X|   Yields. The Funds use a variety of different yields to illustrate its current returns. Each class of shares calculates its yield separately because of the different expenses that affect each class.

o     Standardized Yield. The "standardized yield" (sometimes referred to just as "yield") is shown for a class of shares for a stated 30-day period.
It is not based on actual distributions paid by the Fixed Income Funds to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Funds' portfolio investments for that period.
It may therefore differ from the "dividend yield" for the same class of shares, described below.

------------------------------------------------------------------------------
                               [OBJECT OMITTED]
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      Standardized yield is calculated using the following formula set forth in rules adopted by the SEC, designed to assure uniformity in the way that all funds calculate their yields:

      The symbols above represent the following factors:
      a =  dividends and interest earned during the 30-day period.
      b =  expenses accrued for the period (net of any expense assumptions).
      c =  the  average  daily  number  of shares  of that  class  outstanding during the 30-day period that were entitled to receive dividends.
      d =  the maximum  offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

      The standardized yield for a particular 30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Funds' classes of shares will differ for any
30-day period.

o     Dividend Yield. The Fixed Income Funds may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated period are added together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period.
Because the Fixed Income Funds pay their annual dividend in March of each year, dividend yield is shown for the 30 days ended March 31, 2005. The formula is shown below:

Dividend Yield = Distribution Paid / No. of Days in the Period x No. of Days
in the Calendar Year
                    Maximum Offering Price (payment date)

----------------------------------------------------------------------------
                      Standardized Yield for the   Dividend Yield for the
        Fund                    30-Day                     30-Day
                        Period Ended 12/31/05       Period Ended 3/31/06
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Core Bond Fund/VA               4.90%                       5.43%
Non-Service Shares
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Core Bond Fund/VA               4.46%                       5.27%
Service Shares
----------------------------------------------------------------------------
----------------------------------------------------------------------------
High Income Fund/VA             7.18%                       6.68%
Non-Service Shares
----------------------------------------------------------------------------
----------------------------------------------------------------------------
High Income Fund/VA             6.89%                       6.50%
Service Shares
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Strategic Bond                  4.94%                       4.68%
Fund/VA
Non-Service Shares
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Strategic Bond                  4.73%                       4.45%
Fund/VA
Service Shares
----------------------------------------------------------------------------

o     Money Fund/VA Yields. The current yield for Money Fund/VA is calculated for a seven-day period of time as follows. First, a base period return is calculated for the seven-day period by determining the net change in the value of a hypothetical pre-existing account having one share at the beginning of the seven-day period. The change includes dividends declared on the original share and dividends declared on any shares purchased with dividends on that share, but such dividends are adjusted to exclude any realized or unrealized capital gains or losses affecting the dividends declared. Next, the base period return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent.

      The compounded effective yield for a seven-day period is calculated by
      (1) adding 1 to the base period return (obtained as described above),
      (2) raising the sum to a power equal to 365 divided by 7, and
      (3) subtracting 1 from the result.

      The yield as calculated above may vary for accounts less than approximately $100 in value due to the effect of rounding off each daily dividend to the nearest full cent. The calculation of yield under either procedure described above does not take into consideration any realized or unrealized gains or losses on the Funds' portfolio securities which may affect dividends. Therefore, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

      |X| Total Return Information. There are different types of "total returns" to measure the Funds' performance. Total return is the change in value of a hypothetical investment in a Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. Each Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

o     Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending
Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

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                               [OBJECT OMITTED]
------------------------------------------------------------------------------

o     Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

------------------------------------------------------------------------------
                               [OBJECT OMITTED]
------------------------------------------------------------------------------

---------------------------------------------------------------------------
         The Funds' Total Returns for the Periods Ended 12/31/05
---------------------------------------------------------------------------
 ---------------------------------------------------------------------------
   Fund and Class/Inception       1 Year         5 Years        10 Years
             Date                                  (or            (or
                                             life-of-class)  life-of-class)
 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------
 Balanced Fund/VA                 3.89%           5.53%          8.44%
 Non-Service Shares(2/9/87)
 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------
 Balanced Fund/VA                 3.67%           7.08%           N/A
 Service Shares (5/1/02)
 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------
 Capital Appreciation Fund/VA     5.10%          -1.21%          10.09%
 Non-Service Shares (4/3/85)
 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------
 Capital Appreciation Fund/VA     4.87%           4.96%           N/A
 Service Shares (9/18/01)
 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------
 Core Bond Fund/VA                2.59%           6.31%          5.66%
 Non-Service Shares (4/3/85)
 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------
 Core Bond Fund/VA                2.33%           6.03%           N/A
 Service Shares (5/1/02)
 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------
 Global Securities Fund/VA        14.31%          5.94%          13.84%
 Non-Service Shares
 (11/12/90)
 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------
 Global Securities Fund/VA        14.06%          5.72%          3.79%
 Service Shares (7/13/00)
 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------
 Global Securities Fund/VA        14.34%         28.61%           N/A
 Class 3 shares (5/1/03)
 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------
 Global Securities Fund/VA        14.05%         18.61%           N/A
 Class 4 shares (5/3/04)
 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------
 High Income Fund/VA              2.31%           6.58%          6.00%
 Non-Service Shares (4/30/86)
 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------
 High Income Fund/VA              2.01%           7.41%           N/A
 Service Shares (9/18/01)
 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------
 Main Street Fund(R)/VA             5.98%           1.41%          8.15%
 Non-Service Shares (7/5/95)
 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------
 Main Street Fund(R)/VA             5.74%           1.19%          -1.17%
 Service Shares (7/13/00)
 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------
 Main Street Small Cap
 Fund(R)/VA                         9.92%           9.73%          8.18%
 Non-Service Shares (5/1/98)
 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------
 Main Street Small Cap
 Fund(R)/VA                         9.71%          11.91%           N/A
 Service Shares (7/16/01)
 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------
 MidCap Fund/VA                   12.33%         -3.46%          7.50%
 Non-Service Shares (8/15/86)
 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------
 MidCap Fund/VA                   11.99%         -3.68%          -9.33%
 Service Shares (10/16/00)
 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------
 Money Fund/VA (4/3/85)           2.86%           1.98%          3.67%
 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------
 Strategic Bond Fund/VA           2.67%           8.21%          6.98%
 Non-Service Shares (5/3/93)
 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------
 Strategic Bond Fund/VA           2.48%           7.61%           N/A
 Service Shares (3/19/01)
 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------
 Value Fund                       5.88%          16.09%           N/A
 Non-Service Shares (1/2/03)
 ---------------------------------------------------------------------------

Other Performance Comparisons. The Funds compare their performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer
Agent at the addresses or telephone numbers shown on the cover of this SAI.
The Funds may also compare their performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |X|   Lipper Rankings. From time to time the Funds may publish the rankings of their performance of each classes of shares by Lipper, Inc.
("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Funds, and ranks their performance for various periods in categories based on investment styles. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the Funds in particular categories.

      |X|   Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Funds may include in advertisements and sales literature performance information about the Funds cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal,
Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The Funds'
performance may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Funds' shares classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, the Funds' returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Funds may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, insurance sponsors, shareholders or others.

      From time to time the Funds may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Funds and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Funds and the total return performance of other
Oppenheimer funds included in the account. Additionally, from time to time, the funds advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Funds.

ABOUT YOUR ACCOUNT

How to Buy and Sell Shares

      Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity and other insurance company separate accounts, as explained in the Prospectuses of the Funds and of the insurance product you have selected. Instructions from an investor to buy or sell shares of a Fund should be directed to the insurance sponsor for the investor's separate account, or that insurance sponsor's agent.

|X|   Allocation of Expenses. Each Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of each Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      For each Fund that has more than one class of shares outstanding, the methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of a Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of
Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Funds are determined as of the close of business of the NYSE on each day that the NYSE is open. The calculation is done by dividing the value of a Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some other days
(for example, in case of weather emergencies or on days falling before a U.S.
holiday). All references to time in this SAI mean "Eastern time." The NYSE's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day,
Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and
Christmas Day. It may also close on other days.

      Dealers other than NYSE members may conduct trading in certain securities on days on which the NYSE is closed (including weekends and holidays) or after 4:00 p.m. on a regular business day. Because the Funds'
net asset values will not be calculated on those days, the Funds' net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares. Additionally, trading on many foreign stock exchanges and over-the-counter markets normally is completed before the close of the NYSE.

      Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of the NYSE, will not be reflected in the Funds' calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval, ratification and confirmation by the Board at its next ensuing meeting.

|X|   Securities Valuation. The Funds' Board of Trustees has established procedures for the valuation of those Funds' securities. In general the procedures for all Funds other than Money Fund/VA are as follows:

o     Equity securities traded on a U.S. securities exchange or on NASDAQ(R)
are valued as follows:
(1)   if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded or on NASDAQ(R), as applicable, on that day, or
(2)   if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and
               "asked" prices on the valuation date or, if not, at the
               closing "bid" price on the valuation date.

o     Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
(1)   at the last sale price available to the pricing service approved by the
               Board of Trustees, or
(2)   at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3)   at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.

o     Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Funds' Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.

o     The following securities are valued at the mean between the "bid" and
"asked" prices determined by a pricing service approved by the Funds' Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)   debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)   non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.

o     The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a
               remaining maturity of 60 days or less, and
(2)   debt instruments held by a money market fund that have a remaining maturity of 397 days or less.

o     Securities (including restricted securities) not having
readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the
"bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      The closing prices in the New York foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S.
dollars securities that are denominated in foreign currency.

      Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on NASDAQ(R), as applicable, as determined by a pricing service approved by the Board of Trustees or by the
Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on NASDAQ(R)on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on NASDAQ(R)on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ(R), it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked"
price is available.

      When a Fund writes an option, an amount equal to the premium received is included in that Fund's Statement of Assets and Liabilities as an asset.
An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Funds' gain on investments, if a call or put written by a Fund is exercised, the proceeds are increased by the premium received. If a call or put written by a Fund expires, that Fund has a gain in the amount of the premium. If that Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If a Fund exercises a put it holds, the amount that Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Funds.

Money Fund/VA Net Asset Valuation Per Share. Money Fund/VA will seek to maintain a net asset value of $1.00 per share for purchases and redemptions.
There can be no assurance it will be able to do so. Money Fund/VA operates under Rule 2a-7 under which it may use the amortized cost method of valuing their shares. The Funds' Board of Trustees has adopted procedures for that purpose. The amortized cost method values a security initially at its cost and thereafter assumes a constant amortization of any premium or accretion of any discount, regardless of the impact of fluctuating interest rates on the market value of the security. This method does not take into account unrealized capital gains or losses.

      The Funds' Board of Trustees has established procedures intended to stabilize Money Fund/VA's net asset value at $1.00 per share. If Money
Fund/VA's net asset value per share were to deviate from $1.00 by more than
0.5%, Rule 2a-7 requires the Board promptly to consider what action, if any, should be taken. If the Trustees find that the extent of any such deviation may result in material dilution or other unfair effects on shareholders, the
Board will take whatever steps it considers appropriate to eliminate or reduce such dilution or unfair effects, including, without limitation, selling portfolio securities prior to maturity, shortening the average portfolio maturity, withholding or reducing dividends, reducing the outstanding number of shares of that Fund without monetary consideration, or calculating net asset value per share by using available market quotations.

      As long as Money Fund/VA uses Rule 2a-7, it must abide by certain conditions described in the Prospectus which limit the maturity of securities that Fund buys. Under Rule 2a-7, the maturity of an instrument is generally considered to be its stated maturity (or in the case of an instrument called for redemption, the date on which the redemption payment must be made), with special exceptions for certain variable rate demand and floating rate instruments. Repurchase agreements and securities loan agreements are, in general, treated as having maturity equal to the period scheduled until repurchase or return, or if subject to demand, equal to the notice period.

      While amortized cost method provides certainty in valuation, there may be periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price Money Fund/VA would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of that Fund may tend to be lower (and net investment income and daily dividends higher) than market prices or estimates of market prices for its portfolio. Thus, if the use of amortized cost by the funds resulted in a lower aggregate portfolio value on a particular day, a prospective investor in Money Fund/VA would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors in that Fund would receive less investment income than if Money Fund/VA were priced at market value.
Conversely, during periods of rising interest rates, the daily yield on shares of that Fund will tend to be higher and its aggregate value lower than that of a portfolio priced at market value. A prospective investor would receive a lower yield than from an investment in a portfolio priced at market value, while existing investors in Money Fund/VA would receive more investment income than if that Fund were priced at market value.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Global Securities Fund/VA, Main
Street Fund(R)/VA and Strategic Bond Fund/VA may determine that it would be detrimental to the best interests of the remaining shareholders of those
Funds to make payment of a redemption order wholly or partly in cash. In that case, the Funds may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid portfolio securities from the portfolio of the Funds, in lieu of cash. The Board of Trustees of the Fund has adopted procedures for "in kind" redemptions. In accordance with the procedures, the
Board of Trustees of a Fund may be required to approve an "in kind"
redemption paid to a shareholder that holds 5% or more of the shares of any class, or of all outstanding shares, of that Fund, or to any other shareholder that may be deemed to be an "affiliated person" under section
2(a)(3) of the Investment Company Act.

      Each of Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street
Fund(R)/VA and Oppenheimer Strategic Bond Fund/VA has elected to be governed by
Rule 18f-1 under the Investment Company Act. Under that rule, each of
Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Fund(R)/VA and
Oppenheimer Strategic Bond Fund/VA is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of such Fund redeemed during any 90-day period for any one shareholder. As of the date of this SAI, those Funds intend to redeem shares in kind only under certain limited circumstances (such as redemptions of substantial amounts by shareholders that have consented to such in kind redemptions). If shares are redeemed in kind, the redeeming shareholder may incur brokerage or other costs in selling the securities. Each of Oppenheimer Global Securities
Fund/VA, Oppenheimer Main Street Fund(R)/VA and Oppenheimer Strategic Bond
Fund/VA will value securities used to pay redemptions in kind using the same method it uses to value its portfolio securities described above under
"Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Funds have no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Funds' portfolio, and expenses borne by the Fund or borne separately by a class (if more than one class of shares is outstanding). Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. Dividends on Service shares and Class 4 Shares are expected to be lower because of the additional expenses for those shares. Dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

Taxes. Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to qualify as a "regulated investment company"
under the provisions of Subchapter M of the Internal Revenue Code of 1986, as
amended (the "Code"). As a regulated investment company, each Fund is required to distribute to its shareholders for each taxable year at least 90%
of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions). To qualify for treatment as a regulated investment company, a Fund must meet certain income source, asset diversification and income distribution requirements. If each Fund qualifies as a "regulated investment company" and complies with the relevant provisions of the Code, each Fund will be relieved of federal income tax on the part of its net ordinary income and realized net capital gain which it distributes to the separate accounts. If a Fund fails to qualify as a regulated investment company, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains. Furthermore, distributions to its shareholders will constitute ordinary dividend income to the extent of such
Fund's available earnings and profits, and insurance policy and product holders could be subject to current tax on distributions received with respect to Fund shares.

      Each Fund supports variable life insurance, variable annuity contracts and other insurance company separate accounts and therefore must, and intends to, comply with the diversification requirements imposed by section 817(h) of the Code and the regulations hereunder. These requirements place certain limitations on the proportion of each Fund's assets that may be represented by any single investment (which includes all securities of the issuer) and are in addition to the diversification requirements applicable to such Fund's status as a regulated investment company. For these purposes, each U.S.
Government agency or instrumentality is treated as a separate issuer, while a particular foreign government and its agencies, instrumentalities, and political subdivisions are all considered the same issuer.

      Generally, a regulated investment company must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% federal excise tax. However, the excise tax does not apply to a Fund whose only shareholders are certain tax-exempt trusts or segregated asset accounts of life insurance companies held in connection with variable contracts. The
Funds intend to qualify for this exemption or to make distributions in accordance with the calendar year distribution requirements and therefore do not expect to be subject to this excise tax.

Foreign Taxes. Investment income received from sources within foreign countries may be subject to foreign income taxes. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 30% or more. The United States has entered into tax treaties with many foreign countries that entitle certain investors to a reduced rate of tax (generally 10-15%) or to certain exemptions from tax.
Each Fund will operate so as to qualify for such reduced tax rates or tax exemptions whenever possible. While insurance policy and product holders will bear the cost of any foreign tax withholding, they will not be able to claim a foreign tax credit or deduction for taxes paid by the Fund.

      The Funds that may invest in foreign securities, may invest in securities of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests:
(1) at least 75% of the its gross income is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. A Fund investing in securities of PFICs may be subject to U.S.
federal income taxes and interest charges, which would reduce the investment return of a Fund making such investments. The owners of variable annuities, variable life insurance products and other insurance company separate accounts investing in such Fund would effectively bear the cost of these taxes and interest charges. In certain cases, a Fund may be eligible to make certain elections with respect to securities of PFICs that could reduce taxes and interest charges payable by the Fund. However, no assurance can be given that such elections can or will be made.

      This is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect as interpreted by the Courts and the Internal Revenue Service. For further information, consult the prospectus [and/or statement of additional information] for your particular insurance product, as well as your own tax advisor.

Additional Information About the Funds

The Transfer Agent. OppenheimerFunds Services, the Funds' Transfer Agent, is
a division of the Manager. It serves as the Transfer Agent for an annual per account fee. The Transfer Agent has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% per annum of shares of any class of any Fund. That undertaking may be amended or withdrawn at any time. The
Transfer Agent acts as shareholder servicing agent for other Oppenheimer funds. Information about your investment in the Funds through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Funds' Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Funds should be given to your insurance company or its servicing agent, not directly to the
Funds or its Transfer Agent.

The Custodian. J.P. Morgan Chase Bank is the custodian of the Funds' assets.
The custodian's responsibilities include safeguarding and controlling the
Funds' portfolio securities and handling the delivery of such securities to and from the Funds. It is the practice of the Funds to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Funds' cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP serves as the independent registered public accounting firm for the Funds. Deloitte
& Touche LLP audits the Funds' financial statements and performs other related audit services. Deloitte & Touche LLP also acts as the independent registered public accounting firm for certain other funds advised by the
Manager and its affiliates. Audit and non-audit services provided by Deloitte
& Touche LLP to the Funds must be pre-approved by the Audit Committee.

                                  Appendix A

                             RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the
nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate.
The summaries below are based upon publicly available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM RATINGS: BONDS AND PREFERRED STOCK ISSUER RATINGS

Aaa: Bonds and preferred stock rated "Aaa" are judged to be the best quality.
They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the Fundamentally strong position of such issues.

Aa: Bonds and preferred stock rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

A: Bonds and preferred stock rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations.
Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds and preferred stock rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured.
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds and preferred stock rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

B: Bonds and preferred stock rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds and preferred stock rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds and preferred stock rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds and preferred stock rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

PRIME RATING SYSTEM (SHORT-TERM RATINGS - TAXABLE DEBT)
These ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The
McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:
o     Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o     Nature of and provisions of the obligation; and
o     Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
   The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation  rated "AAA" have the highest rating assigned by Standard &
Poor's.  The  obligor's  capacity  to meet  its  financial  commitment  on the obligation is extremely strong.

AA: An obligation  rated "AA" differ from the highest rated  obligations  only in small degree.  The obligor's  capacity to meet its financial  commitment on the obligation is very strong.

A: An  obligation  rated "A" are  somewhat  more  susceptible  to the  adverse effects of changes in circumstances  and economic  conditions than obligations in  higher-rated  categories.  However,  the  obligor's  capacity  to meet its financial commitment on the obligation is still strong.

BBB:  An  obligation  rated  "BBB"  exhibit  adequate  protection  parameters.
However,  adverse  economic  conditions  or  changing  circumstances  are more likely to lead to a weakened  capacity  of the  obligor to meet its  financial commitment on the obligation.

BB, B, CCC, CC, and C
An obligation rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation  rated "BB" are less  vulnerable  to  nonpayment  than other
speculative  issues.   However,  they  face  major  ongoing  uncertainties  or
exposure to adverse business,  financial,  or economic  conditions which could lead to the obligor's  inadequate capacity to meet its financial commitment on the obligation.

B: An obligation  rated "B" are more vulnerable to nonpayment than obligations rated "BB",  but the obligor  currently has the capacity to meet its financial commitment  on  the  obligation.  Adverse  business,  financial,  or  economic conditions  will likely impair the obligor's  capacity or  willingness to meet its financial commitment on the obligation.

CCC: An obligation  rated "CCC" are currently  vulnerable to  nonpayment,  and are dependent upon favorable business,  financial, and economic conditions for the obligor to meet its financial  commitment on the obligation.  In the event of adverse business,  financial,  or economic  conditions,  the obligor is not likely  to  have  the  capacity  to  meet  its  financial  commitment  on  the obligation.

CC: An obligation rated "CC" are currently highly vulnerable to nonpayment.

C:  Subordinated  debt or preferred stock  obligations rated "C" are currently highly  vulnerable  to  nonpayment.  The "C"  rating  may be  used to  cover a situation where a bankruptcy  petition has been filed or similar action taken, but  payments  on this  obligation  are  being  continued.  A "C" also will be assigned to a preferred  stock issue in arrears on  dividends  or sinking fund payments, but that is currently paying.

D: An obligation rated "D" are in payment default.  The "D" rating category is used when payments on an  obligation  are not made on the date due even if the applicable  grace period has not expired,  unless  Standard & Poor's  believes that such payments will be made during such grace period.  The "D" rating also will be used  upon the  filing of a  bankruptcy  petition  or the  taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+)
or minus (-) sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The `r' highlights derivative, hybrid, and certain other obligations that
Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and
interest-only and principal-only mortgage securities. The absence of an `r'
symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the
Currency, bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general

SHORT-TERM ISSUE CREDIT RATINGS
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D"
rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTES:
A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
o     Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will
      be treated as a note; and
o     Source of payment-the more dependent the issue is on the market for its refinancing, the more likely
      it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency"
ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.

Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and
"D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D"
have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

Dominion Bond Rating Service Limited ("DBRS")

R-1: Short term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an
"R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an "R-1 (high)", few entities are strong enough to achieve this rating. Short term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1 (high)" credits to only a small degree. Given the extremely tough definition which DBRS has for the "R-1 (high)" category (which few companies are able to achieve), entities rated "R-1 (middle)" are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection. Short term debt rated "R-1
(low)" is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2: Short term debt rated "R-2" is of adequate credit quality and within the three subset grades (high, middle, low), debt protection ranges from having reasonable ability for timely repayment to a level which is considered only just adequate. The liquidity and debt ratios of entities in the "R-2"
classification are not as strong as those in the "R-1" category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as the "R-1 credit". Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

                                  Appendix B

             INDUSTRY CLASSIFICATIONS (Oppenheimer Money Fund/VA)

Aerospace & Defense                 Industrial Conglomerates
Air Freight & Couriers              Insurance
Airlines                            Internet & Catalog Retail
Asset Backed Securities             Internet & Software & Services
Auto Components                     IT Services
Automobiles                         Leasing & Factoring
Beverages                           Leisure Equipment & Products
Biotechnology                       Machinery
Broker-Dealer                       Marine
Building Products                   Media
Capital Markets                     Metals & Mining
Chemicals                           Multiline Retail
Commercial Banks                    Multi-Utilities
Commercial Finance                  Municipal
Commercial Services & Supplies      Office Electronics
Communications Equipment            Oil & Gas
Computers & Peripherals             Paper & Forest Products
Construction & Engineering          Personal Products
Construction Materials              Pharmaceuticals
Consulting & Services               Real Estate
Consumer Finance                    Repurchase Agreements
Containers & Packaging              Road & Rail
Distributors                        Semiconductor and Semiconductor Equipment
Diversified Financial Services      Software
Diversified Telecommunication       Special Purpose Financial
Services
Electric Utilities                  Specialty Retail
Electrical Equipment                Textiles, Apparel & Luxury Goods
Electronic Equipment & Instruments  Thrifts & Mortgage Finance
Energy Equipment & Services         Tobacco
Food & Drug Retailing               Trading Companies & Distributors
Food Products                       Transportation Infrastructure
Foreign Government                  U.S. Government Agencies-Full Faith and Credit
Gas Utilities                       U.S. Government Agencies-Government Sponsored
                                    Enterprises
Health Care Equipment & Supplies    U.S. Government Instrumentalities
Health Care Providers & Services    U.S. Government Obligations
Hotels Restaurants & Leisure        Water Utilities
Household Durables                  Wireless Transportation Services
Household Products

                                  Appendix C

    INDUSTRY CLASSIFICATIONS (all Funds except Oppenheimer Money Fund/VA)

Aerospace & Defense                 Household Products
Air Freight & Couriers              Industrial Conglomerates
Airlines                            Insurance
Auto Components                     Internet & Catalog Retail
Automobiles                         Internet Software & Services
Beverages                           IT Services
Biotechnology                       Leisure Equipment & Products
Building Products                   Machinery
Chemicals                           Marine
Consumer Finance                    Media
Commercial Banks                    Metals & Mining
Commercial Services & Supplies      Multiline Retail
Communications Equipment            Multi-Utilities
Computers & Peripherals             Office Electronics
Construction & Engineering          Oil & Gas
Construction Materials              Paper & Forest Products
Containers & Packaging              Personal Products
Distributors                        Pharmaceuticals
Diversified Financial Services      Real Estate
Diversified Telecommunication       Road & Rail
Services
Electric Utilities                  Semiconductors and Semiconductor
                                    Equipment
Electrical Equipment                Software
Electronic Equipment & Instruments  Specialty Retail
Energy Equipment & Services         Textiles, Apparel & Luxury Goods
Food & Staples Retailing            Thrifts & Mortgage Finance
Food Products                       Tobacco
Gas Utilities                       Trading Companies & Distributors
Health Care Equipment & Supplies    Transportation Infrastructure
Health Care Providers & Services    Water Utilities
Hotels Restaurants & Leisure        Wireless Telecommunication Services
Household Durables

                                  Appendix D

Major Shareholders. As of March 31, 2006 the total number of shares outstanding, and the number of shares and approximate percentage of Fund shares held of record by separate accounts of the following insurance companies (and their respective subsidiaries) and by OppenheimerFunds, Inc.
("OFI") were as follows. ["*" indicates less than 5% of the outstanding shares of that fund or class]:

Oppenheimer Variable Account
Funds                                                                         Allstate
(consisting of 11 separate      Total Shares             Allmerica  Allstate     Life
Funds)                          in the fund    Allianz  Financial  Financial    of NY
Balanced Fund/VA                30,285,124.114    *          *          *          *
Non-Service Shares

Balanced Fund/VA                6,023,864.283     *     684,347.512     *     472,834.210
Service Shares
                                                            11.36%                 7.85%
Capital Appreciation Fund/VA    42,058,301.825    *          *          *          *
Non-Service Shares

Capital Appreciation Fund/VA    10,800,207.727    *          *          *          *
Service Shares

Core Bond Fund/VA               38,629,611.110    *          *          *          *
Non-Service Shares

Core Bond Fund/VA               1,142,874.204     *          *          *     253,802.257
Service Shares
                                                                                  22.21%
Global Securities Fund/VA       67,005,285.117,496,988.474   *          *          *
Non-Service Shares
                                                 11.19%
Global Securities Fund/VA       20,602,087.479    *     1,350,002.428   *          *
Service Shares
                                                             6.55%
Global Securities Fund/VA       11,257,726.203    *          *          *          *
Class 3 shares

Global Securities Fund/VA       2,929,198.678     *          *          *          *
Class 4 shares

High Income Fund/VA             47,325,130.735,015,461.748   *          *          *
Non-Service Shares
                                                 10.60%
High Income/VA                  20,060,675.147    *     2,785,815.734   *     1,265,665.073
Service Shares
                                                            13.89%                 6.31%
Main Street Fund/VA             49,914,418.257,657,823.589   *          *          *
Non-Service Shares
                                                 15.34%
Main Street Fund/VA             31,585,668.611    *          *          *          *
Service Shares

Main Street Small Cap Fund/VA   3,014,563.570     *          *     270,564.457153,947.132
Non-Service Shares
                                                                        8.98%      5.11%
Main Street Small Cap Fund/VA   22,828,818.074    *          *          *          *
Service Shares

MidCap Fund/VA                  24,020,937.802    *          *          *          *
Non-Service Shares

MidCap Fund/VA                                    *          *          *     78,046.606
Service Shares                  836,920.295
                                                                                   9.33%
Money Fund/VA                   165,227,236.750   *          *          *          *
Non-Service Shares

Strategic Bond Fund/VA          110,675,237.690   *          *          *          *
Non-Service Shares

Strategic Bond Fund/VA          169,524,773.745   *          *          *          *
Service Shares

Value Fund/VA                         *           *          *          *          *
Non-Service Shares

Oppenheimer Variable Account
Funds                            Allstate
(consisting of 11 separate         Life      American   American               Security
Funds)                           Ins. Co.     Express    General     Cuna      Benefit
Balanced Fund/VA                     *           *          *          *           *
Non-Service Shares

Balanced Fund/VA                2,587,903.721    *          *          *           *
Service Shares
                                     42.96%
Capital Appreciation Fund/VA         *           *          *          *           *
Non-Service Shares

Capital Appreciation Fund/VA    1,938,082.061,839,098.906   *          *           *
Service Shares
                                     17.94%      17.03%
Core Bond Fund/VA                    *           *          *          *           *
Non-Service Shares

Core Bond Fund/VA               731,228.516      *          *          *           *
Service Shares
                                     63.98%
Global Securities Fund/VA            *           *          *          *           *
Non-Service Shares

Global Securities Fund/VA                        *          *          *           *
Service Shares                  1,245,437.432
                                      6.05%
Global Securities Fund/VA            *           *          *          *           *
Class 3 shares

Global Securities Fund/VA            *           *          *          *           *
Class 4 shares

High Income Fund/VA                  *           *          *     3,129,484.300
Non-Service Shares
                                                                        6.61%
High Income/VA                  4,868,569.030    *          *          *           *
Service Shares
                                     24.27%
Main Street Fund/VA                  *           *          *          *           *
Non-Service Shares

Main Street Fund/VA             4,542,106.915    *          *          *           *
Service Shares
                                     14.38%
Main Street Small Cap Fund/VA        *           *      254,661.644    *           *
Non-Service Shares
                                                            8.45%
Main Street Small Cap Fund/VA   2,813,124.501    *          *          *      1,175,974.855
Service Shares
                                     12.32%                                        5.15%
MidCap Fund/VA                       *           *          *          *           *
Non-Service Shares

MidCap Fund/VA                  435,616.751      *          *          *           *
Service Shares
                                     52.05%
Money Fund/VA                        *           *          *          *           *
Non-Service Shares

Strategic Bond Fund/VA               *           *          *          *           *
Non-Service Shares

Strategic Bond Fund/VA          24,539,240.023,564,140.899  *          *           *
Service Shares
                                     14.48%      13.90%
Value Fund/VA                        *           *          *          *           *
Non-Service Shares

Oppenheimer Variable Account                           Hartford
Funds                                      Hartford      Life
(consisting of 11 separate                 Life        Insurance
Funds)                              GE      Annuity       Co.      IDS Life       ING
Balanced Fund/VA                4,618,933.680   *          *           *           *
Non-Service Shares
                                    15.25%
Balanced Fund/VA                2,206,049.108   *          *           *           *
Service Shares
                                    36.62%
Capital Appreciation Fund/VA    3,548,034.026   *          *           *           *
Non-Service Shares
                                     8.44%
Capital Appreciation Fund/VA         *          *     832,665.070      *           *
Service Shares
                                                            7.71%
Core Bond Fund/VA               6,618,853.614   *          *           *           *
Non-Service Shares
                                    17.13%
Core Bond Fund/VA                    *          *          *           *           *
Service Shares

Global Securities Fund/VA            *          *          *           *           *
Non-Service Shares

Global Securities Fund/VA       4,189,412.31,034,374.61,979,011.703,743,598.028    *
Service Shares
                                    20.33%      5.02%       9.61%      18.17%
Global Securities Fund/VA            *          *          *           *           *
Class 3 shares

Global Securities Fund/VA            *          *          *           *           *
Class 4 shares

High Income Fund/VA             8,971,682.726   *          *           *           *
Non-Service Shares
                                    18.96%
High Income/VA                       *          *          *           *           *
Service Shares

Main Street Fund/VA                  *          *          *           *      2,804,190.175
Non-Service Shares
                                                                                   5.62%
Main Street Fund/VA             3,044,272.127   *          *           *           *
Service Shares
                                     9.64%
Main Street Small Cap Fund/VA        *          *          *           *
Non-Service Shares                                                            440,433.724
                                                                                  14.61%
Main Street Small Cap Fund/VA   2,370,591.41,208,326.22,815,757.183,890,261.232    *
Service Shares
                                    10.38%      5.29%      12.33%      17.04%
MidCap Fund/VA                  1,976,379.198   *          *           *           *
Non-Service Shares
                                     8.23%
MidCap Fund/VA                  145,818.240     *          *           *           *
Service Shares
                                    17.42%
Money Fund/VA                        *          *          *           *           *
Non-Service Shares

Strategic Bond Fund/VA               *          *          *           *           *
Non-Service Shares

Strategic Bond Fund/VA               *          *          *      97,372,079.041   *
Service Shares
                                                                       57.44%
Value Fund/VA                        *          *          *           *           *
Non-Service Shares

Oppenheimer Variable Account
Funds
(consisting of 11 separate                  Lincoln       Mass       Merrill    Minnesota
Funds)                            Kemper    Benefit      Mutual       Lynch        Life
Balanced Fund/VA                     *          *     10,066,432.672,274,119.216     *
Non-Service Shares
                                                            33.24%        7.51%
Balanced Fund/VA                     *          *           *            *           *
Service Shares

Capital Appreciation Fund/VA         *          *     14,400,681.613     *           *
Non-Service Shares
                                                            34.24%
Capital Appreciation Fund/VA         *          *           *            *           *
Service Shares

Core Bond Fund/VA                    *          *     16,002,394.240     *           *
Non-Service Shares
                                                            41.43%
Core Bond Fund/VA                    *          *           *            *           *
Service Shares

Global Securities Fund/VA            *          *     34,964,083.316     *           *
Non-Service Shares
                                                            52.18%
Global Securities Fund/VA       1,043,319.454   *           *            *           *
Service Shares
                                     5.06%
Global Securities Fund/VA            *          *           *            *           *
Class 3 shares

Global Securities Fund/VA            *          *           *            *           *
Class 4 shares

High Income Fund/VA                  *          *     21,690,945.893     *           *
Non-Service Shares
                                                            45.83%
High Income/VA                       *          *           *            *      4,068,291.585
Service Shares
                                                                                    20.28%
Main Street Fund/VA                  *          *     13,690,278.415     *           *
Non-Service Shares
                                                            27.43%
Main Street Fund/VA                  *          *           *            *           *
Service Shares

Main Street Small Cap Fund/VA        *          *                        *           *
Non-Service Shares                                    885,659.347
                                                            29.38%
Main Street Small Cap Fund/VA        *     3,673,875.401    *            *           *
Service Shares
                                               16.09%
MidCap Fund/VA                       *          *     13,851,893.451     *           *
Non-Service Shares
                                                            57.67%
MidCap Fund/VA                       *          *           *            *           *
Service Shares

Money Fund/VA                        *          *     132,447,589.712,566,220.630    *
Non-Service Shares
                                                            80.16%        7.61%
Strategic Bond Fund/VA               *          *     89,013,290.738     *           *
Non-Service Shares
                                                            80.43%
Strategic Bond Fund/VA               *          *           *            *           *
Service Shares

Value Fund/VA                        *          *           *            *           *
Non-Service Shares

Oppenheimer Variable Account
Funds
(consisting of 11 separate         MONY                                         SunLife
Funds)                             Life    Nationwide  Protective     Sage     Financial  Travelers
Balanced Fund/VA                     *     10,329,006.125   *           *          *          *
Non-Service Shares
                                                34.11%
Balanced Fund/VA                     *          *           *           *          *          *
Service Shares

Capital Appreciation Fund/VA         *     18,733,203.490   *           *          *          *
Non-Service Shares
                                                44.54%
Capital Appreciation Fund/VA         *     2,236,949.120    *           *     921,091.514 624,522.215
Service Shares
                                                20.71%                              8.53%     5.78%
Core Bond Fund/VA                    *     13,687,851.042   *           *          *          *
Non-Service Shares
                                                35.43%
Core Bond Fund/VA                    *          *           *      157,843.431     *          *
Service Shares
                                                                       13.81%
Global Securities Fund/VA            *     20,054,620.368   *           *          *          *
Non-Service Shares
                                                29.93%
Global Securities Fund/VA       1,279,474.71,186,717.539    *           *          *          *
Service Shares
                                     6.21%       5.76%
Global Securities Fund/VA            *     11,257,726.203   *           *          *          *
Class 3 shares
                                               100.00%
Global Securities Fund/VA            *     2,929,198.678    *           *          *          *
Class 4 shares
                                               100.00%
High Income Fund/VA                  *          *           *           *          *          *
Non-Service Shares

High Income/VA                       *     5,258,056.732    *           *          *          *
Service Shares
                                                26.21%
Main Street Fund/VA                  *     19,357,392.42,606,873.682    *          *          *
Non-Service Shares
                                                38.78%       5.22%
Main Street Fund/VA                  *     4,776,830.753    *           *     14,376,158.278  *
Service Shares
                                                15.12%                             45.51%
Main Street Small Cap Fund/VA        *                      *           *          *          *
Non-Service Shares                         640,141.262
                                                21.23%
Main Street Small Cap Fund/VA        *     1,792,875.114    *           *          *          *
Service Shares
                                                 7.85%
MidCap Fund/VA                       *     5,972,199.497    *           *          *          *
Non-Service Shares
                                                24.86%
MidCap Fund/VA                       *          *           *           *          *          *
Service Shares

Money Fund/VA                        *          *      15,369,361.620   *          *          *
Non-Service Shares
                                                             9.30%
Strategic Bond Fund/VA               *          *      14,891,030.663   *          *          *
Non-Service Shares
                                                            13.45%
Strategic Bond Fund/VA               *          *           *           *          *          *
Service Shares

Value Fund/VA                        *          *           *           *          *          *
Non-Service Shares

Oppenheimer Variable Account Funds

Internet Website:
      www.oppenheimerfunds.com

Investment Advisor
      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.981.2871

Custodian Bank
      JPMorgan Chase Bank
      4 Chase Metro Tech Center
      Brooklyn, New York 11245

Independent Registered Public Accounting Firm
      Deloitte & Touche LLP
      555 Seventeenth Street
      Denver, Colorado 80202

Counsel to the Funds
      Myer, Swanson, Adams & Wolf, P.C.
      1600 Broadway
      Denver, Colorado 80202

Counsel to the Independent Trustees
      Bell, Boyd & Lloyd LLC
      70 West Madison Street, Suite 3100
      Chicago, Illinois 60602
1234
PXOVAF.001.0406

Part C
                      OPPENHEIMER VARIABLE ACCOUNT FUNDS

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23. Exhibits

(a)   Seventeenth Amended and Restated Declaration of Trust dated 4/30/06:
Previously filed with Registrant's Post-Effective Amendment No. 46 (3/16/06), and incorporated herein by reference..

(b)   Amended By-Laws dated 10/24/00: Previously filed with Registrant's
Post-Effective Amendment No. 36 (4/17/01), and incorporated herein by reference.

(c)   (i)   Oppenheimer Aggressive Growth Fund/VA Non-Service Class Specimen
Share Certificate: Previously filed with Registrant's Post-Effective
Amendment No. 37 (4/24/02), and incorporated herein by reference.

(ii)  Oppenheimer Aggressive Growth Fund/VA Service Class Specimen Share
Certificate: Previously filed with Registrant's Post-Effective Amendment No.
37 (4/24/02), and incorporated herein by reference.

(iii) Oppenheimer Balanced Fund/VA Non-Service Class Specimen Share
Certificate: Previously filed with Registrant's Post-Effective Amendment No.
45 (04/28/05), and incorporated herein by reference.

(iv)  Oppenheimer Balanced Fund/VA Service Class Specimen Share Certificate:
Previously filed with Registrant's Post-Effective Amendment No. 45
(04/28/05), and incorporated herein by reference.

(v)   Oppenheimer Capital Appreciation Fund/VA Non-Service Class Specimen
Share Certificate: Previously filed with Registrant's Post-Effective
Amendment No. 37 (4/24/02), and incorporated herein by reference.

(vi)  Oppenheimer Capital Appreciation Fund/VA Service Class Specimen Share
Certificate: Previously filed with Registrant's Post-Effective Amendment No.
37 (4/24/02), and incorporated herein by reference.

(vii) Oppenheimer Core Bond Fund/VA Non-Service Class Specimen Share
Certificate: Previously filed with Registrant's Post-Effective Amendment No.
45 (04/28/05), and incorporated herein by reference.

(viii)      Oppenheimer Core Bond Fund/VA Service Class Specimen Share
Certificate: Previously filed with Registrant's Post-Effective Amendment No.
45 (04/28/05), and incorporated herein by reference.

(ix)  Oppenheimer Global Securities Fund/VA Non-Service Class Specimen Share
Certificate: Previously filed with Registrant's Post-Effective Amendment No.
37 (4/24/02), and incorporated herein by reference.

(x)   Oppenheimer Global Securities Fund/VA Service Class Specimen Share
Certificate: Previously filed with Registrant's Post-Effective Amendment No.
37 (4/24/02), and incorporated herein by reference.

(xi)  Oppenheimer Global Securities Fund/VA Class 3 Specimen Share
Certificate: Previously filed with Registrant's Post-Effective Amendment No.
40 (2/11/03), and incorporated herein by reference.

(xii) Oppenheimer Global Securities Fund/VA Class 4 Specimen Share
Certificate: Previously filed with Registrant's Post-Effective Amendment No.
42 (2/11/04), and incorporated herein by reference.

(xiii)      Oppenheimer High Income Fund/VA Non-Service Class Specimen Share
Certificate: Previously filed with Registrant's Post-Effective Amendment No.
37 (4/24/02), and incorporated herein by reference.

(xiv) Oppenheimer High Income Fund/VA Service Class Specimen Share
Certificate: Previously filed with Registrant's Post-Effective Amendment No.
37 (4/24/02), and incorporated herein by reference.

(xv)  Oppenheimer Main Street Fund/VA Non-Service Class Specimen Share
Certificate: Previously filed with Registrant's Post-Effective Amendment No.
41 (4/28/03) and incorporated herein by reference.

(xvi) Oppenheimer Main Street Fund/VA Service Class Specimen Share
Certificate: Previously filed with Registrant's Post-Effective Amendment No.
41 (4/28/03) and incorporated herein by reference.

(xvii)      Oppenheimer Main Street Small Cap Fund/VA Non-Service Class
Specimen Share Certificate: Previously filed with Registrant's Post-Effective
Amendment No. 37 (4/24/02), and incorporated herein by reference.

(xviii)     Oppenheimer Main Street Small Cap Fund/VA Service Class Specimen
Share Certificate: Previously filed with Registrant's Post-Effective
Amendment No. 37 (4/24/02), and incorporated herein by reference.

(xix) Oppenheimer Money Fund/VA Non-Service Class Specimen Share Certificate:
Previously filed with Registrant's Post-Effective Amendment No. 37 (4/24/02), and incorporated herein by reference.

(xx)  Oppenheimer Money Fund/VA Service Class Specimen Share Certificate:
Previously filed with Registrant's Post-Effective Amendment No. 37 (4/24/02), and incorporated herein by reference.

(xxi) Oppenheimer Strategic Bond Fund/VA Non-Service Class Specimen Share
Certificate: Previously filed with Registrant's Post-Effective Amendment No.
37 (4/24/02), and incorporated herein by reference.

(xxii)      Oppenheimer Strategic Bond Fund/VA Service Class Specimen Share
Certificate: Previously filed with Registrant's Post-Effective Amendment No.
37 (4/24/02), and incorporated herein by reference.

(xxiii)     Oppenheimer Value Fund/VA Service Class Specimen Share
Certificate: Previously filed with Registrant's Post-Effective Amendment No.
38 (10/08/02), and incorporated herein by reference.

(d)   (i)   Amended and Restated Investment Advisory Agreement for
Oppenheimer Aggressive Growth Fund/VA dated 1/1/05: Previously filed with
Registrant's Post-Effective Amendment No. 44 (2/25/05), and incorporated herein by reference.

(ii)  Amended and Restated Investment Advisory Agreement for Oppenheimer
Balanced Fund/VA dated 1/1/05: Previously filed with Registrant's
Post-Effective Amendment No. 44 (2/25/05), and incorporated herein by reference.

(iii) Amended and Restated Investment Advisory Agreement for Oppenheimer Bond
Fund/VA dated 1/1/05: Previously filed with Registrant's Post-Effective
Amendment No. 44 (2/25/05), and incorporated herein by reference.

(iv)  Amended and Restated Investment Advisory Agreement for Oppenheimer
Capital Appreciation Fund/VA dated 1/1/05: Previously filed with Registrant's
Post-Effective Amendment No. 44 (2/25/05), and incorporated herein by reference.

(v)   Amended and Restated Investment Advisory Agreement for Oppenheimer
Global Securities Fund/VA dated 1/1/05: Previously filed with Registrant's
Post-Effective Amendment No. 44 (2/25/05), and incorporated herein by reference.

(vi)  Amended and Restated Investment Advisory Agreement for Oppenheimer High
Income Fund/VA dated 1/1/05: Previously filed with Registrant's
Post-Effective Amendment No. 44 (2/25/05), and incorporated herein by reference.

(vii) Amended and Restated Investment Advisory Agreement for Oppenheimer Main
Street Fund/VA dated 1/1/05: Previously filed with Registrant's
Post-Effective Amendment No. 44 (2/25/05), and incorporated herein by reference.

(viii)      Amended and Restated Investment Advisory Agreement for
Oppenheimer Main Street Small Cap Fund/VA dated 1/1/05: Previously filed with
Registrant's Post-Effective Amendment No. 44 (2/25/05), and incorporated herein by reference.

(ix)  Amended and Restated Investment Advisory Agreement for Oppenheimer
Money Fund/VA dated 1/1/05: Previously filed with Registrant's Post-Effective
Amendment No. 44 (2/25/05), and incorporated herein by reference.

(x)   Amended and Restated Investment Advisory Agreement for Oppenheimer
Strategic Bond Fund/VA dated 1/1/05: Previously filed with Registrant's
Post-Effective Amendment No. 44 (2/25/05), and incorporated herein by reference.

(xi)  Amended and Restated Investment Advisory Agreement for Oppenheimer
Value Fund/VA dated 1/1/05: Previously filed with Registrant's Post-Effective
Amendment No. 44 (2/25/05), and incorporated herein by reference.

(e)   (i)   General Distributors Agreement for Service shares of Oppenheimer
Aggressive Growth Fund/VA dated 5/1/98: Filed with Post-Effective Amendment
No. 32 (4/29/98), and incorporated herein by reference.

(ii)  General Distributors Agreement for Service shares of Oppenheimer Bond
Fund/VA dated 5/1/98: Filed with Post-Effective Amendment No. 32 (4/29/98), and incorporated herein by reference.

(iii) General Distributors Agreement for Service shares of Oppenheimer
Capital Appreciation Fund/VA dated 5/1/98: Filed with Post-Effective
Amendment No. 32 (4/29/98), and incorporated herein by reference.

(iv)  General Distributors Agreement for Service shares of Oppenheimer Global
Securities Fund/VA dated 5/1/98: Filed with Post-Effective Amendment No. 32
(4/29/98), and incorporated herein by reference.

(v)   General Distributors Agreement for Service shares of Oppenheimer High
Income Fund/VA dated 5/1/98: Filed with Post-Effective Amendment No. 32
(4/29/98), and incorporated herein by reference.

(vi)  General Distributors Agreement for Service shares of Oppenheimer Main
Street Growth & Income Fund/VA dated 5/1/98: Filed with Post-Effective
Amendment 32 (4/29/98), and incorporated herein by reference.

(vii) General Distributors Agreement for Service shares of Oppenheimer Main
Street Small Cap Fund/VA dated 5/1/98: Filed with Post-Effective Amendment
No. 32 (4/29/98), and incorporated herein by reference.

(viii)      General Distributors Agreement for Service shares of Oppenheimer
Money Fund/VA dated 5/1/98: Filed with Post-Effective Amendment No. 32
(4/29/98), and incorporated herein by reference.

(ix)  General Distributors Agreement for Service shares of Oppenheimer
Multiple Strategies Fund/VA dated 5/1/98: Filed with Post-Effective Amendment
No. 32 (4/29/98), and incorporated herein by reference.

(x)   General Distributors Agreement for Service shares of Oppenheimer
Strategic Bond Fund/VA dated 5/1/98: Filed with Post-Effective Amendment No.
32 (4/29/98), and incorporated herein by reference.

(xi)  General Distributors Agreement for Service shares of Oppenheimer Value
Fund/VA dated 10/22/02: Filed with Registrant's Post-Effective Amendment No.
39 (12/20/02) and incorporated herein by reference.

(f)   Form of Deferred Compensation Agreement for Disinterested
Trustees/Directors: Previously filed with Post-Effective Amendment No. 40 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
(10/26/98), and incorporated herein by reference.

(g)   (i)  Global Custody Agreement dated August 16, 2002: Previously filed with Post-Effective Amendment No. 41 to the Registration Statement of
Oppenheimer Variable Account Funds (Reg. No. 2-93177), (4/28/03), and
incorporated herein by reference.

      (ii) Amendment dated October 2, 2003 to the Global Custody Agreement dated August 16, 2002: Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement of Oppenheimer Principal Protected Trust II (Reg.
333-108093), (11/6/03), and incorporated herein by reference.

(h)   Not applicable.

(i)   (i)   Opinion and Consent of Counsel dated 3/14/85: Previously filed with Registrant's Pre-Effective Amendment No. 1 (3/20/85), refiled with
Registrant's Post-Effective Amendment No. 27 (4/27/95) pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(ii)  Opinion and Consent of Counsel dated 4/28/86: Previously filed with
Registrant's Post-Effective Amendment No. 5 (8/12/86), refiled with
Registrant's Post-Effective Amendment No. 27 (4/27/95) pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(iii) Opinion and Consent of Counsel dated 7/31/86: Previously filed with
Registrant's Post-Effective Amendment No. 5 (8/12/86), refiled with
Registrant's Post-Effective Amendment No. 27 (4/27/95) pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(iv)  Opinion and Consent of Counsel dated 1/21/87: Previously filed with
Registrant's Post-Effective Amendment No. 7 (2/6/87), refiled with
Registrant's Post-Effective Amendment No. 27 (4/27/95), pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(v)   Opinion and Consent of Counsel dated July 31, 1990: Previously filed with Registrant's Post-Effective Amendment No. 15 (9/19/90), refiled with
Registrant's Post-Effective Amendment No. 27 (4/27/95) pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(vi)  Opinion and Consent of Counsel dated April 23, 1993: Previously filed with Registrant's Post-Effective Amendment No. 22 (4/30/93), refiled with
Registrant's Post-Effective Amendment No. 27 (4/27/95) pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(vii) Opinion and Consent of Counsel dated April 18, 1995: Filed with
Post-Effective Amendment No. 29 (4/22/96), and incorporated herein by reference.

(viii)      Opinion and Consent of Counsel dated May 1, 1998: Previously filed with Registrant's Post-Effective Amendment No. 35 (4/26/00), and
incorporated herein by reference.

(ix)  Opinion and Consent of Counsel dated 12/20/02: Previously filed with
Registrant's Post-Effective Amendment No. 45 (04/28/05), and incorporated herein by reference.

(j)   Independent Registered Public Accounting Firm's Consent: Filed herewith.

(k)   Not applicable.

(l)   Investment Letter dated 3/14/85 from Monarch Life Insurance Company to
Registrant: Previously filed with Registrant's Post-Effective Amendment No.
37 (4/24/02), and incorporated herein by reference.

(m)   (i)   Amended and Restated Distribution and Service Plan and Agreement
for Service shares of Oppenheimer Aggressive Growth Fund/VA dated 2/29/00:
Previously filed with Registrant's Post-Effective Amendment No. 35 (4/26/00), and incorporated herein by reference.

(ii)  Amended and Restated Distribution and Service Plan and Agreement for
Service shares of Oppenheimer Bond Fund/VA dated 2/29/00: Previously filed with Registrant's Post-Effective Amendment No. 35 (4/26/00), and incorporated herein by reference.

(iii) Amended and Restated Distribution and Service Plan and Agreement for
Service shares of Oppenheimer Capital Appreciation Fund/VA dated 2/29/00:
Previously filed with Registrant's Post-Effective Amendment No. 35 (4/26/00), and incorporated herein by reference.

(iv)  Amended and Restated Distribution and Service Plan and Agreement for
Service shares of Oppenheimer Global Securities Fund/VA dated 2/29/00:
Previously filed with Registrant's Post-Effective Amendment No. 35 (4/26/00), and incorporated herein by reference.

(v)   Oppenheimer Global Securities Fund/VA Class 4 Service Plan and
Agreement dated 5/1/04: Previously filed with Registrant's Post-Effective
Amendment No. 42 (2/11/04) and refiled with Post-Effective Amendment No. 45
(04/28/05), and incorporated herein by reference.

(vi)  Amended and Restated Distribution and Service Plan and Agreement for
Service shares of Oppenheimer High Income Fund/VA dated 2/29/00: Previously filed with Registrant's Post-Effective Amendment No. 35 (4/26/00), and
incorporated herein by reference.

(vii) Amended and Restated Distribution and Service Plan and Agreement for
Service shares of Oppenheimer Main Street Growth & Income Fund/VA dated
2/29/00: Previously filed with Registrant's Post-Effective Amendment No. 35
(4/26/00), and incorporated herein by reference.

(viii)      Amended and Restated Distribution and Service Plan and Agreement
for Service shares of Oppenheimer Main Street Small Cap Fund/VA dated
2/29/00: Previously filed with Registrant's Post-Effective Amendment No. 35
(4/26/00), and incorporated herein by reference.

(ix)  Amended and Restated Distribution and Service Plan and Agreement for
Service shares of Oppenheimer Money Fund/VA dated 2/29/00: Previously filed with Registrant's Post-Effective Amendment No. 35 (4/26/00), and incorporated herein by reference.

(x)   Amended and Restated Distribution and Service Plan and Agreement for
Service shares of Oppenheimer Multiple Strategies Fund/VA dated 2/29/00:
Previously filed with Registrant's Post-Effective Amendment No. 35 (4/26/00), and incorporated herein by reference.

(xi)  Amended and Restated Distribution and Service Plan and Agreement for
Service shares of Oppenheimer Strategic Bond Fund/VA dated 2/29/00:
Previously filed with Registrant's Post-Effective Amendment No. 35 (4/26/00), and incorporated herein by reference.

(xii) Distribution and Service Plan and Agreement for Service shares of
Oppenheimer Value Fund /VA dated 10/22/02: Filed with Registrant's
Post-Effective Amendment No. 39 (12/20/02) and incorporated herein by reference.

(n)   Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through
8/11/05: Previously filed with Post-Effective Amendment No. 5 to the
Registration Statement of Oppenheimer Main Street Opportunity Fund (Reg. No.
333-40186), (9/27/05), and incorporated herein by reference.

(o)    Powers of Attorney dated December 13, 2004 for all Trustees/Directors and Officers: Previously filed with Post-Effective Amendment No. 44 to the
Registration Statement of Oppenheimer Variable Account Funds (Reg. No.
2-93177), (2/25/05), and incorporated herein by reference.

(p)   Amended and Restated Code of Ethics of the Oppenheimer Funds dated
March 31, 2006 under Rule 17j-1 of the Investment Company Act of 1940:
Previously filed with Post-Effective Amendment No. 13 to the Registration
Statement of Oppenheimer MidCap Fund (Reg. No. 333-31533), (4/7/06), and
incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration
Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities
Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person,
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a)   OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)   There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------------------------------------------------
Name  and   Current   Position
with OppenheimerFunds, Inc.    Other  Business and  Connections  During the Past
                               Two Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy L. Abbuhl,             Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Emeline S. Adwers,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan,                   Senior Vice  President of  Shareholder  Financial
Senior Vice President          Services,  Inc. and Shareholders Services,  Inc.;
                               Vice President of  OppenheimerFunds  Distributor,
                               Inc.,  Centennial  Asset  Management  Corporation
                               and OFI Private Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Carl Algermissen,              Formerly  Associate  Counsel  & Legal  Compliance
Vice President & Associate     Officer at Great  West-Life  & Annuity  Insurance
Counsel                        Co. (February 2004-October 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Amato,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik Anderson,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Beck Apostolopoulos,    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante,             Secretary  (since  December 2001) of:  Centennial
Vice President & Secretary     Asset  Management  Corporation,  OppenheimerFunds
                               Distributor,  Inc.,  HarbourView Asset Management
                               Corporation  (since June 2003),  Oppenheimer Real
                               Asset  Management,  Inc.,  Shareholder  Financial
                               Services,   Inc.,  Shareholder  Services,   Inc.,
                               Trinity Investment Management  Corporation (since
                               January 2005),  OppenheimerFunds  Legacy Program,
                               OFI Private  Investments,  Inc. (since June 2003)
                               and  OFI  Institutional  Asset  Management,  Inc.
                               (since June  2003).  Assistant  Secretary  of OFI
                               Trust Company (since December 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hany S. Ayad,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Baker,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Baldwin,               President and Director of  Shareholder  Financial
Executive Vice President       Services,  Inc. and  Shareholder  Services,  Inc.
                               Formerly   Managing  Director  at  Deutsche  Bank
                               (March 2001 - March 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Banta,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joanne Bardell,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Baum,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeff Baumgartner,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marc Baylin,                   Formerly  Portfolio  Manager at J.P. Morgan (June
Vice President                 2002-August 2005.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Todd Becerra,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lalit K. Behal                 Assistant    Secretary   of   HarbourView   Asset
Assistant Vice President       Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert,             Vice President of  OppenheimerFunds  Distributor,
Senior Vice President          Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gerald B. Bellamy,             Assistant  Vice  President  (Sales Manager of the
Assistant Vice President       International   Division)  of  OFI  Institutional
                               Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik S. Berg,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Bertucci,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rajeev Bhaman,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig Billings,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Binning,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Bishop,              Treasurer     (since     October     2003)     of
Vice President                 OppenheimerFunds     Distributor,     Inc.    and
                               Centennial Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Beth Bleimehl,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John R. Blomfield,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa I. Bloomberg,             Formerly   First  Vice   President   &  Associate
Vice President & Associate     General  Counsel of UBS  Financial  Services Inc.
Counsel                        (May 1999-May 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Veronika Boesch,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chad Boll,                     None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Antulio N. Bomfim,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John C. Bonnell,               Vice  President of  Centennial  Asset  Management
Vice President                 Corporation.  Formerly  a  Portfolio  Manager  at
                               Strong Financial Corporation (May 1999-May 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michelle Borre Massick,        None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lori E. Bostrom,               Formerly  Vice  President & Corporate  Counsel at
Vice President & Senior        Prudential   Financial   Inc.   (October  2002  -
Counsel                        November 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Bourgeois,                Assistant    Vice    President   of   Shareholder
Assistant Vice President       Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Boydell,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Bromberg,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lowell Scott Brooks,           Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joan Brunelle,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kristine Bryan-Levin,          Formerly  Senior Vice President at Brown Brothers
Vice President                 Harriman (November 2002 - May 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephanie Bullington,          Formerly  Fund  Accounting   Manager  at  Madison
Assistant Vice President       Capital  Management  Company (July 2005 - October
                               2005 and Fund  Accounting  Officer at Butterfield
                               Fund Services  (Bermuda)  Limited (a wholly owned
                               subsidiary of the Bank of NT  Butterfield & Sons)
                               (September 2003 - June 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Burke,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Burns,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Geoffrey Caan,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine Carroll,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debra Casey,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maria Castro,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Chaffee,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles Chibnik,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick Sheng Chu,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brett Clark,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
H.C. Digby Clements,           None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter V. Cocuzza,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gerald James Concepcion,       Formerly  (until  November 2004) an RIA Marketing
Assistant Vice President       Associate of OppenheimerFunds, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Corbett,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Cornwell,                Senior Vice  President of  Shareholder  Financial
Senior Vice President          Services,  Inc. and Shareholder  Services,  Inc.;
                               Vice President of  OppenheimerFunds  Distributor,
                               Inc.,  Centennial  Asset  Management  Corporation
                               and OppenheimerFunds Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cheryl Corrigan,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Belinda J. Cosper,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott Cottier,                 None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Coulston,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George Curry,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie C. Cusker,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Dachille,                Formerly   Fixed  Income   Director  at  National
Vice President                 Railroad Retirement  Investment Trust (May 2003 -
                               May 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Damian,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Demarco,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig P. Dinsell,              None
Executive Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Randall C. Dishmon,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gavin Dobson,                  Formerly  President at Britannic Asset Management
Vice President                 International (September 2001 - May 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rebecca K. Dolan,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven D. Dombrower,           Senior    Vice    President    of   OFI   Private
Vice President                 Investments,     Inc.;    Vice    President    of
                               OppenheimerFunds Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Doyle,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bruce C. Dunbar,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Dvorak,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Edmiston,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
A. Taylor Edwards,             Formerly  Associate  at  Dechert  LLP  (September
Assistant Vice President &     2000 - December 2005).
Assistant Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Venkat Eleswarapu,             Formerly Associate  Professor of Finance at Texas
Vice President                 Tech  University  (July 2005 - December 2005) and
                               Assistant   Professor   of  Finance  at  Southern
                               Methodist University (January 1999 - May 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel R. Engstrom,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Robert Erven             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George R. Evans,               None
Senior Vice President &
Director of International
Equities
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward N. Everett,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathy Faber,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Falicia,                 Assistant   Secretary   (as  of  July   2004)  of
Assistant Vice President       HarbourView Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kristie Feinberg,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Emmanuel Ferreira,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding,            Vice President of  OppenheimerFunds  Distributor,
Senior Vice President;         Inc.;  Director of ICI Mutual Insurance  Company;
Chairman of the Rochester      Governor of St. John's  College;  Chairman of the
Division                       Board of  Directors  of  International  Museum of
                               Photography at George Eastman House.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bradley G. Finkle,             Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.      Formerly      Head     of      Business
                               Management/Proprietary  Distribution at Citigroup
                               Asset Management (August 1986-September 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Finley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jordan Hayes Foster,           Vice   President  of  OFI   Institutional   Asset
Vice President                 Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Foxhoven,                Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Colleen M. Franca,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barbara Fraser,                Formerly  Attorney  in  Private  Practice  (April
Vice President & Associate     2000 - November 2005).
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dominic Freud,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dan Gagliardo,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hazem Gamal,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Seth Gelman,                   Formerly  an  Associate  in the Asset  Management
Vice President                 Legal   Department   at   Goldman   Sachs  &  Co.
                               (February 2003 - August 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy Gerlach,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Subrata Ghose,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles W. Gilbert,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillip S. Gillespie,          Formerly  First Vice  President of Merrill  Lynch
Senior Vice President &        Investment Management (2001 to September 2004).
Deputy General Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan C. Gilston,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jacqueline Girvin-Harkins,     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill E. Glazerman,             None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Benjamin J. Gord,              Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and  of  OFI   Institutional   Asset
                               Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Leyla Greengard,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert B. Grill,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Haley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marilyn Hall,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kelly Haney,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Hauenstein,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert W. Hawkins,             Formerly an  Associate  at Shearman  and Sterling
Assistant Vice President &     LLP (July  2004 - August  2005) and  Dechert  LLP
Assistant Counsel              (September 2000 -June 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas B. Hayes,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer Heathwood,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Heidi Heikenfeld,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Annika Helgerson,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dennis Hess,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph Higgins,                Vice   President  of  OFI   Institutional   Asset
Vice President                 Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dorothy F. Hirshman,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Hoelscher,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott T. Huebl,                Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Margaret Hui,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dana Hunter,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Huttlin,                  Senior   Vice   President    (Director   of   the
Vice President                 International  Division)  (since January 2004) of
                               OFI   Institutional   Asset   Management,   Inc.;
                               Director  (since  June 2003) of  OppenheimerFunds
                               (Asia) Limited.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James G. Hyland,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kelly Bridget Ireland,         Vice   President    (since   January   2004)   of
Vice President                 OppenheimerFunds Distributor Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives,              Vice   President  and   Assistant   Secretary  of
Vice President, Senior         OppenheimerFunds     Distributor,     Inc.    and
Counsel & Assistant Secretary  Shareholder  Services,  Inc.; Assistant Secretary
                               of  Centennial  Asset   Management   Corporation,
                               OppenheimerFunds  Legacy Program and  Shareholder
                               Financial Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Jaume,                 Senior  Vice  President  of   HarbourView   Asset
Vice President                 Management   Corporation  and  OFI  Institutional
                               Asset  Management,  Inc.;  Director  of OFI Trust
                               Company.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Frank V. Jennings,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Jennings,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Johnson,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Kadehjian,                Formerly Vice President,  Compensation Manager at
Assistant Vice President       The  Bank  of New  York  (November  1996-November
                               2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles Kandilis,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rezo Kanovich,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas W. Keffer,              None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina J. Keller,           Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh,                 Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Kiernan,                  Formerly  Vice  President  and Senior  Compliance
Assistant Vice President &     Officer,  Guardian  Trust  Company,  FSB  at  The
Marketing Compliance Manager   Guardian  Life   Insurance   Company  of  America
                               (since February 1998 - November 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin S. Korn,                Formerly  a  Senior  Vice  President  at  Bank of
Senior Vice President          America   (Wealth   and   Investment   Management
                               Technology Group) (March 2002-August 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dimitrios Kourkoulakos,        None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Kramer,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Kunz,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gloria LaFond,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Lamentino,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc. and OFI Private Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey P. Lagarce,            President  &  Chief  Marketing   Officer  of  OFI
Senior Vice President          Institutional   Asset  Management,   Inc.  as  of
                               January    2005.    Formerly    Executive    Vice
                               President-Head  of Fidelity  Tax-Exempt  Services
                               Business   at   Fidelity    Investments   (August
                               1996-January 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Latino,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kristina Lawrence,             Formerly     Assistant    Vice    President    of
Vice President                 OppenheimerFunds,   Inc.   (November   2002-March
                               2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gayle Leavitt,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher M. Leavy,          None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Lee,                     Formerly Vice  President at Delaware  Investments
Vice President                 (October 2000 - February 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Randy Legg,                    None
Vice President & Assistant
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Leitzinger,              Senior Vice  President of  Shareholder  Services,
Senior Vice President          Inc. and Shareholder Financial Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Justin Leverenz,               Formerly,   a   research/technology   analyst  at
Vice President                 Goldman Sachs, Taiwan (May 2002-May 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael S. Levine,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Levitt,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gang Li,                       None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shanquan Li,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie A. Libby,                Senior Vice President of OFI Private  Investment,
Senior Vice President          Inc.  Formerly  Executive  Vice President & Chief
                               Operating Officer at Fred Alger Management,  Inc.
                               (July 1996 - February 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Lifshey,                Formerly a  Marketing  Manager at PIMCO  Advisors
Assistant Vice President       (January 2002-September 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mitchell J. Lindauer,          None
Vice President & Assistant
General Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bill Linden,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa B. Lischin,            Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Lolli,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel G. Loughran             None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patricia Lovett,               Vice   President   of    Shareholder    Financial
Vice President                 Services,  Inc.  and  Senior  Vice  President  of
                               Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Misha Lozovik,                 Formerly Senior Director at Clinical  Development
Vice President                 Capital  LLC/Care  Capital  LLC  (August  2002  -
                               October 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven Lucaccini,              Formerly  Director and High Yield  Analyst at UBS
Assistant Vice President       Global Asset  Management  (November  2001 - April
                               2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dongyan Ma,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Macchia,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark H. Madden,                Formerly   Senior   Vice   President   &   Senior
Vice President                 Portfolio Manager with Pioneer Investments,  Inc.
                               (July 1990 - July 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry Mandzij,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angelo G. Manioudakis          Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management  Corporation and of OFI  Institutional
                               Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Mattisinko,              Assistant    Secretary   of   Centennial    Asset
Vice President & Associate     Management    Corporation,    HarbourView   Asset
Counsel                        Management   Corporation,    Trinity   Investment
                               Management  Corporation,  OppenheimerFunds Legacy
                               Program,  OFI  Private  Investments,   Inc.,  OFI
                               Institutional   Asset   Management,    Inc.   and
                               Oppenheimer Real Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William T. Mazzafro,           Formerly    self-employed    as   a    consultant
Assistant Vice President       securities (January 2004 - December 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elizabeth McCormack,           Vice   President  and   Assistant   Secretary  of
Vice President                 HarbourView Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph McGovern,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Trudi McCanna,                 Formerly  Leadership  Development  Supervisor  at
Assistant Vice President       JetBlue Airways (July 2003 - October 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles L. McKenzie,           Chairman of the Board, Director,  Chief Executive
Senior Vice President          Officer  and  President  of  OFI  Trust  Company;
                               Chairman,    Chief   Executive   Officer,   Chief
                               Investment    Officer   and   Director   of   OFI
                               Institutional   Asset  Management,   Inc.;  Chief
                               Executive  Officer,  President,  Senior  Managing
                               Director  and  Director  of   HarbourView   Asset
                               Management  Corporation;   Chairman,   President;
                               Director   of   Trinity   Investment   Management
                               Corporation  and Vice  President  of  Oppenheimer
                               Real Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Medev,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucienne Mercogliano,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew J. Mika,                None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jan Miller,                    Formerly a Supervisor at Janus (May  2004-October
Assistant Vice President       2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rejeev Mohammed,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nikolaos D. Monoyios,          None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John V. Murphy,                President and Management  Director of Oppenheimer
Chairman, President, Chief     Acquisition  Corp.;  President  and  Director  of
Executive Officer & Director   Oppenheimer   Real   Asset   Management,    Inc.;
                               Chairman  and Director of  Shareholder  Services,
                               Inc. and Shareholder  Financial  Services,  Inc.;
                               Director   of   Centennial    Asset    Management
                               Corporation,  OppenheimerFunds Distributor, Inc.,
                               OFI   Institutional   Asset   Management,   Inc.,
                               Trinity   Investment   Management    Corporation,
                               Tremont  Capital  Management,  Inc.,  HarbourView
                               Asset  Management  Corporation  and  OFI  Private
                               Investments,  Inc.;  Executive  Vice President of
                               Massachusetts   Mutual  Life  Insurance  Company;
                               Director  of  DLB  Acquisition   Corporation;   a
                               member  of  the  Investment  Company  Institute's
                               Board of Governors.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Meaghan Murphy,                Formerly  Marketing  Professional,  RFP Writer at
Assistant Vice President       JP Morgan  Fleming Asset  Management  (May 2002 -
                               October 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Suzanne Murphy,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas J. Murray,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Nadler,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Newman,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Nichols,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Norman,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James B. O'Connell,            Formerly   a   Senior    Designer    Manager   of
Assistant Vice President       OppenheimerFunds,  Inc.  (April  2002 -  December
                               2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew O'Donnell,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tony Oh,                       Formerly  Director of SEC  Reporting  at Teletech
Assistant Vice President       Holdings  (July 2004 - April 2005.  Audit Manager
                               at Deloitte & Touche (January 1997 - June 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John O'Hare,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John J. Okray,                 Formerly   Vice   President,    Head   of   Trust
Vice President                 Operations at Lehman Brothers (June  2004-October
                               2004)  prior to which  he was an  Assistant  Vice
                               President,   Director   of  Trust   Services   at
                               Cambridge Trust Company (October 2002-June 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lerae A. Palumbo,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Anthony Parish,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Pellegrino,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allison C. Pells,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert H. Pemble,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lori L. Penna,                 Formerly  an RFP  Manager/Associate  at  JPMorgan
Vice President                 Chase & Co. (June 2001-September 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Petersen,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marmeline Petion-Midy,         Formerly a Senior Financial  Analyst with General
Assistant Vice President       Motors,  NY Treasurer's  Office (July  2000-Augut
                               2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Pfeffer,                 Senior  Vice  President  of   HarbourView   Asset
Senior Vice President & Chief  Management Corporation since February 2004.
Financial Officer
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Sanjeev Phansalkar,            Formerly  Consultant  at The  Solomon-Page  Group
Assistant Vice President       (October 2004 - September 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James F. Phillips,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott Phillips,                Formerly   Vice   President   at  Merrill   Lynch
Vice President                 Investment Management (June 2000-July 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gary Pilc,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Piper,                    Assistant    Vice    President   of   Shareholder
Assistant Vice President       Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nicolas Pisciotti,             Formerly  Assistant  Vice President at ING (April
Assistant Vice President       2002 - May 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jason Pizzorusso,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Poiesz,                  Formerly  a Senior  Portfolio  Manager at Merrill
Senior Vice President, Head    Lynch (October 2002-May 2004).
of Growth Equity Investments
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Sergei Polevikov,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Semyon Polyak,                 Formerly Vice President and Co-Portfolio  Manager
Vice President                 at Pioneer Investments (June 1998 - August 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey Portnoy,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raghaw Prasad,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Preuss,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ellen Puckett,                 Formerly   Sennior  Program  Manager  at  Dendant
Assistant Vice President       Telecommunications (May 2002-September 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jane C. Putnam,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Quarles,                  Formerly a  Principal  at AIM  Management  Group,
Assistant Vice President       Inc. (October 1997-October 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael E. Quinn,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie S. Radtke,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Norma J. Rapini,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Corry E. Read,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marc Reinganum,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Reiter,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Rhodes,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Richter,                  Vice  President of HarbourView  Asset  Management
Vice President                 Corporation.   Formerly   Investment  Officer  at
                               Alaska Permanent Fund  Corporation  (April 2005 -
                               February  2006);  Vice President at Loomis Sayles
                               & Co. (July 1997 - April 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Claire Ring,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Grace Roberts,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Robertson,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Robis,                  Formerly  a  Proprietary  Trader  at J.P.  Morgan
Assistant Vice President       Chase & Co. (May 2004-May 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Antoinette Rodriguez,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stacey Roode,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey S. Rosen,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stacy Roth,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff,                 President   &   Director   of    OppenheimerFunds
Executive Vice President       Distributor,    Inc.   and    Centennial    Asset
                               Management Corporation;  Executive Vice President
                               of OFI Private Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Adrienne Ruffle,               Formerly an Associate  with Sidley Austin Brown &
Assistant Vice President &     Wood LLP (September 2002-February 2005).
Assistant Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kim Russomanno,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie Anne Ryan,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy Ryan,                  Formerly   a   research   analyst  in  the  large
Vice President                 equities group at Credit Suisse Asset  Management
                               (August 2001-June 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rohit Sah,                     None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Valerie Sanders,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Karen Sandler,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rudi W. Schadt,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ellen P. Schoenfeld,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott A. Schwegel,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allan P. Sedmak                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer L. Sexton,            Senior    Vice    President    of   OFI   Private
Vice President                 Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Asutosh Shah,                  Formerly   Vice   President   at  Merrill   Lynch
Vice President                 Investment  Managers  (February  2002 -  February
                               2006).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nava Sharma,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David C. Sitgreaves,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward James Sivigny           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Enrique H. Smith,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Louis Sortino,                 None
Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith J. Spencer,              None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marco Antonio Spinar,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard A. Stein,              None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur P. Steinmetz,           Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer Stevens,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John P. Stoma,                 Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Amy Sullivan,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Deborah A. Sullivan,           Secretary of OFI Trust Company.
Vice President & Assistant
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Szilagyi,             Director of Financial  Reporting  and  Compliance
Assistant Vice President       at First Data Corporation (April 2003-June 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew Tartaglia,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles,                 Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Temple,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeaneen Terrio,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Toner,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Leonid Tsvayg,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith Tucker,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cameron Ullyat,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angela Uttaro,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark S. Vandehey,              Vice  President and Chief  Compliance  Officer of
Senior Vice President & Chief  OppenheimerFunds  Distributor,  Inc.,  Centennial
Compliance Officer             Asset  Management   Corporation  and  Shareholder
                               Services,   Inc.;  Chief  Compliance  Officer  of
                               HarbourView  Asset Management  Corporation,  Real
                               Asset  Management,  Inc.,  Shareholder  Financial
                               Services,  Inc.,  Trinity  Investment  Management
                               Corporation,   OppenheimerFunds  Legacy  Program,
                               OFI  Private   Investments  Inc.  and  OFI  Trust
                               Company and OFI  Institutional  Asset Management,
                               Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maureen Van Norstrand,         None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nancy Vann,                    Formerly  Assistant  General  Counsel  at Reserve
Vice President & Assistant     Management  Company,   Inc.  (April  to  December
Counsel                        2004);  attorney  at Sidley  Austin  Brown & Wood
                               LLP (October 1997 - April 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rene Vecka,                    None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermette,              Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elaine Villas-Obusan,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillip F. Vottiero,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Walsh,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa M. Ward,                Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry A. Webman,               Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher D. Weiler,         None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Adam Weiner,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barry D. Weiss,                Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and of Centennial  Asset  Management
                               Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Melissa Lynn Weiss,            None
Vice President & Associate
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christine Wells,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph J. Welsh,               Vice  President of HarbourView  Asset  Management
Vice President                 Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Diederick Werdmolder,          Director of  OppenheimerFunds  International Ltd.
Senior Vice President          and  OppenheimerFunds  plc  and  OppenheimerFunds
                               (Asia) Limited;  Senior Vice President  (Managing
                               Director of the  International  Division)  of OFI
                               Institutional Asset Management, Inc..
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine M. White,            Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor,   Inc.;   member  of  the   American
                               Society of Pension Actuaries (ASPA) since 1995.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William L. Wilby,              None
Senior Vice President &
Senior Investment Officer,
Director of Equities
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Troy Willis,                   None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna M. Winn,                 President,  Chief Executive Officer & Director of
Senior Vice President          OFI  Private   Investments,   Inc.;   Director  &
                               President  of  OppenheimerFunds  Legacy  Program;
                               Senior   Vice   President   of   OppenheimerFunds
                               Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian W. Wixted,               Treasurer   of   HarbourView   Asset   Management
Senior Vice President &        Corporation;    OppenheimerFunds    International
Treasurer                      Ltd.,  Oppenheimer Real Asset  Management,  Inc.,
                               Shareholder    Services,     Inc.,    Shareholder
                               Financial    Services,    Inc.,    OFI    Private
                               Investments,   Inc.,  OFI   Institutional   Asset
                               Management,   Inc.,   OppenheimerFunds   plc  and
                               OppenheimerFunds  Legacy  Program;  Treasurer and
                               Chief  Financial  Officer  of OFI Trust  Company;
                               Assistant  Treasurer of  Oppenheimer  Acquisition
                               Corp.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Carol E. Wolf,                 Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management  Corporation  and of Centennial  Asset
                               Management  Corporation;  serves  on the Board of
                               the Colorado Ballet.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Meredith Wolff,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Oliver Wolff,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kurt Wolfgruber,               Director  of Tremont  Capital  Management,  Inc.,
Executive Vice President,      HarbourView Asset Management  Corporation and OFI
Chief Investment Officer &     Institutional Asset Management,  Inc. (since June
Director                       2003).   Management   Director   of   Oppenheimer
                               Acquisition Corp. (since December 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Caleb C. Wong,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward C. Yoensky,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucy Zachman,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack                 General  Counsel of Centennial  Asset  Management
Executive Vice President &     Corporation;  General  Counsel  and  Director  of
General Counsel                OppenheimerFunds  Distributor,  Inc.; Senior Vice
                               President  and  General  Counsel  of  HarbourView
                               Asset    Management     Corporation    and    OFI
                               Institutional  Asset  Management,   Inc.;  Senior
                               Vice  President,  General Counsel and Director of
                               Shareholder     Financial     Services,     Inc.,
                               Shareholder    Services,    Inc.,   OFI   Private
                               Investments,   Inc.   and  OFI   Trust   Company;
                               Director    and     Assistant     Secretary    of
                               OppenheimerFunds     International     Ltd    and
                               OppenheimerFunds   plc;   Secretary  and  General
                               Counsel   of   Oppenheimer   Acquisition   Corp.;
                               Director of  Oppenheimer  Real Asset  Management,
                               Inc. and OppenheimerFunds  (Asia) Limited);  Vice
                               President of OppenheimerFunds Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Neal A. Zamore,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Anna Zatulovskaya,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Zavanelli,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alex Zhou,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur J. Zimmer,              Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Large-Cap Core Fund (a series of Oppenheimer
International Large-
     Cap Core Trust)
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series of Oppenheimer International
Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal
Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
     Active Allocation Fund
     Aggressive Investor Fund
     Conservative Investor Fund
     Moderate Investor Fund
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer
Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
Principal
     Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer
Principal
     Protected Trust III)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial
Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Centennial Capital Corp.,
Oppenheimer Real Asset Management, Inc. and OppenheimerFunds Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management Corporation, Oppenheimer Partnership Holdings,
Inc., Oppenheimer Acquisition Corp., OFI Private Investments, Inc., OFI
Institutional Asset Management, Inc. and Oppenheimer Trust Company is Two
World Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008.

The address of Tremont Advisers, Inc. is 555 Theodore Fremd Avenue, Suite
206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

Item 27. Principal Underwriter

(a)   OppenheimerFunds Distributor, Inc. is the Distributor of the
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and Part B of this
Registration Statement and listed in Item 26(b) above (except Panorama Series
Fund, Inc.) and for MassMutual Institutional Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:

---------------------------------------------------------------------------------
Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy Abbhul(1)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante(2)            Secretary                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Barker                    Vice President            None
1723 W. Nelson Street
Chicago, IL 60657
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert(1)            Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rocco Benedetto(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Bishop(1)             Treasurer                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Blinzler(1)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David A. Borrelli               Vice President            None
105 Black Calla Ct.
San Ramon, CA 94583
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey R. Botwinick(2)         Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michelle Brennan(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
L. Scott Brooks(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin E. Brosmith               Senior Vice President     None
5 Deer Path
South Natlick, MA 01760
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey W. Bryan                Vice President            None
1048 Malaga Avenue
Coral Gables, FL 33134
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick Campbell(1)             Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew Chonofsky                Vice President            None
109 Wade Avenue, Apt. 365
Raleigh, NC 27605
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angelanto Ciaglia(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Melissa Clayton(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rodney Constable(1)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Cornwell(1)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Neev Crane                      Vice President            None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julian C. Curry                 Vice President            None
5801 Nicholson Lane, Suite 420
North Bethesda, MD 20852
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey D. Damia(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Davis(2)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephen J. Demetrovits(2)       Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven Dombrower(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George P. Dougherty             Vice President            None
328 Regency Drive
North Wales, PA 19454
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ryan C. Drier                   Vice President            None
2240 Breton Road SE
Grand Rapids, MI 49525
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cliff H. Dunteman               Vice President            None
N 53 W 27761 Bantry Road
Sussex, WI 53089-45533
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hillary Eigen(2)                Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Eiler(2)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregg A. Everett                Vice President            None
4328 Auston Way
Palm Harbor, FL 34685-4017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George R. Fahey(1)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Deanna Farrugia(1)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph Fernandez                Vice President            None
1717 Richbourg Park Drive
Brentwood, TN 37027
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark J. Ferro(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding(3)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bradley Finkle(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric P. Fishel                  Vice President            None
725 Boston Post Rd., #12
Sudbury, MA 01776
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick W. Flynn (1)            Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John ("J") Fortuna(2)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jayme D. Fowler                 Vice President            None
3818 Cedar Springs Road,
#101-349
Dallas, TX 75219
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Gottesman               Vice President            None
255 Westchester Way
Birmingham, MI 48009
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raquel Granahan(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ralph Grant                     Senior Vice President     None
10 Boathouse Close
Mt. Pleasant, SC 29464
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kahle Greenfield(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Grossjung                  Vice President            None
4002 N. 194th Street
Elkhorn, NE 68022
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James E. Gunther                Vice President            None
603 Withers Circle
Wilmington, DE 19810
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin J. Healy(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Hennessey                 Vice President            None
8634 Forest Run Lane
Orlando, FL 32836
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elyse R. Jurman Herman          Vice President            None
5486 NW 42 Avenue
Boca Raton, FL 33496
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy G. Hetson(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William E. Hortz(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian F. Husch(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives(1)             Vice President &          Assistant Secretary
                                Assistant Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shonda Rae Jaquez(2)            Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nivan Jaleeli                   Vice President            None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric K. Johnson(1)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina J. Keller(2)          Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Klassen(1)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Klein                   Senior Vice President     None
4820 Fremont Avenue South
Minneapolis, MN 55419
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Knott(1)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brent A. Krantz                 Senior Vice President     None
61500 Tam McArthur Loop
Bend, OR 97702
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David T. Kuzia(1)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul R. LeMire                  Assistant Vice President  None
7 Cormorant Drive
Middletown, NJ 07748
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric J. Liberman(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa Lischin(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Loncar(1)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig Lyman                     Vice President            None
7425 Eggshell Drive
N. Las Vegas, NV 89084
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Malik                   Vice President            None
546 Idylberry Road
San Rafael, CA 94903
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven C. Manns                 Vice President            None
1627 N. Hermitage Avenue
Chicago, IL 60622
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Todd A. Marion(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John C. McDonough               Vice President            None
533 Valley Road
New Canaan, CT 06840
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent C. McGowan                 Vice President            None
9510 190th Place SW
Edmonds, WA 98020
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian F. Medina(1)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Melehan                  Vice President            None
906 Bridgeport Court
San Marcos, CA 92069
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Mezzanotte                 Vice President            None
16 Cullen Way
Exeter, NH 03833
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew L. Michaelson           Vice President            None
1250 W. Grace, #3R
Chicago, IL 60613
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Clint Modler(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Moser(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David W. Mountford              Vice President            None
7820 Banyan Terrace
Tamarac, FL 33321
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gzim Muja                       Vice President            None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John V. Murphy(2)               Director                  President & Trustee
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John S. Napier                  Vice President            None
17 Hillcrest Ave.
Darien, CT 06820
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin P. Neznek(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bradford G. Norford             Vice President            None
5095 Lahinch Ct.
Westerville, OH 43082
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan Panzer                     Vice President            None
6755 Ridge Mill Lane
Atlanta, GA 30328
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Park(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Perkes                 Vice President            None
6 Lawton Ct.
Frisco, TX 75034
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles K. Pettit(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elaine M. Puleo-Carter(2)       Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dusting Raring                  Vice President            None
27 Blakemore Drive
Ladera Ranch, CA 92797
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael A. Raso(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard E. Rath                 Vice President            None
46 Mt. Vernon Ave.
Alexandria, VA 22301
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William J. Raynor(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ruxandra Risko(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David R. Robertson(2)           Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nicole Robbins(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ian M. Roche                    Vice President            None
7070 Bramshill Circle
Bainbridge, OH 44023
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth A. Rosenson             Vice President            None
24753 Vantage Pt. Terrace
Malibu, CA 90265
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff(2)                President & Director      None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew Rutig                   Vice President            None
199 North Street
Ridgefield, CT 06877
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Sabow                    Vice President            None
6617 Southcrest Drive
Edina, MN 55435
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Saunders                   Vice President            None
2251 Chantilly Ave.
Winter Park, FL 32789
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Schmitt(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Schmitt(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Schories                Vice President            None
3 Hill Street
Hazlet, NJ 07730
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles F. Scully               Vice President            None
125 Cypress View Way
Apex, NC 27502
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Sheluck(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debbie A. Simon                 Vice President            None
55 E. Erie St., #4404
Chicago, IL 60611
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bryant Smith(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas Bruce Smith             Vice President            None
3635 NW Sierra Drive,
Camas, WA 98607
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher M. Spencer          Vice President            None
2353 W 118th Terrace
Leawood, KS 66211
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John A. Spensley                Vice President            None
375 Mallard Court
Carmel, IN 46032
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alfred St. John(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bryan Stein                     Vice President            None
8 Longwood Rd.
Voorhees, NJ 08043
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Stoma(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wayne Strauss(3)                Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Summe                  Vice President            None
2479 Legends Way
Crestview Hills, KY 41017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George T. Sweeney               Senior Vice President     None
5 Smokehouse Lane
Hummelstown, PA 17036
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William K. Tai(1)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Taylor(2)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David G. Thomas                 Vice President            None
16628 Elk Run Court
Leesburg, VA 20176
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barrie L. Tiedemann             Vice President            None
1774 Sheridan Drive
Ann Arbor, MI 48104
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark S. Vandehey(1)             Vice President and Chief  Vice President and
                                Compliance Officer        Chief Compliance
                                                          Officer
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermete(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elaine Villas-Obusan(2)         Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cynthia Walloga(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Lediard Ward            Vice President            None
1400 Cottonwood Valley Circle
N.
Irving, TX 75038
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa Ward(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chris G. Werner(1)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine White(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna Winn(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter Winters                   Vice President            None
911 N. Organce Ave, Pat. 514
Orlando, FL 32801
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Meredith Wolff(2)               Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Charles Young              Vice President            None
3914 Southwestern
Houston, TX 77005
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Zachman(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack(2)               General Counsel &         Vice President &
                                Director                  Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Walter Zinych                   Vice President            None
630 North Franklin St., Apt.
718
Chicago, IL 60610
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven Zito(1)                  Vice President            None
---------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial  Center,  225 Liberty Street,  11th Floor, New York, NY
10281-1008
(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by
Registrant pursuant to Section 31(a) of the Investment Company Act of 1940
and rules promulgated thereunder are in the possession of OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant has duly caused this Registration
Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 17th day of
April, 2006.

                        OPPENHEIMER VARIABLE ACCOUNT FUNDS

                     By:      /s/ John V. Murphy*
                        John V. Murphy, President,
                        Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                    Title                         Date

/s/ William L. Armstrong*     Chairman of the               April 17, 2006
William L. Armstrong          Board of Trustees

/s/ John V. Murphy*           President, Principal          April 17, 2006
John V. Murphy                Executive Officer and Trustee

/s/ Brian W. Wixted*          Treasurer, Principal          April 17, 2006
Brian W. Wixted               Financial & Accounting Officer

/s/ Robert G. Avis*           Trustee                       April 17, 2006
Robert G. Avis

/s/ George C. Bowen*          Trustee                       April 17, 2006
George C. Bowen

/s/ Edward L. Cameron*        Trustee                       April 17, 2006
Edward L. Cameron

/s/ Jon S. Fossel*            Trustee                       April 17, 2006
Jon S. Fossel

/s/ Sam Freedman*             Trustee                       April 17, 2006
Sam Freedman

/s/ Beverly L. Hamilton*      Trustee                       April 17, 2006
Beverly L. Hamilton

/s/ Robert J. Malone*         Trustee                       April 17, 2006
Robert J. Malone

/s/ F. William Marshall, Jr.* Trustee                       April 17, 2006
F. William Marshall, Jr.

*By:  /s/ Mitchell J. Lindauer
      Mitchell J. Lindauer, Attorney-in-Fact